                                                        ------------------------
                                                              OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2010
                                                        Estimated average burden
                                                        hours per response: 18.9
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/29/08

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]           AIM FLOATING RATE FUND
 - SERVICE MARK -            Semiannual Report to Shareholders February 29, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund performance
invescoaim.com               3    Letter to shareholders
                             4    Schedule of investments
                             17   Financial statements
                             21   Notes to financial statements
                             27   Financial highlights
                             32   Fund expenses
                             33   Approval of sub-advisory agreement
                             34   Results of proxy

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

==================================================================================================
PERFORMANCE SUMMARY                                                                                  CURRENT PERFORMANCE MAY BE
                                                                                                     LOWER OR HIGHER. PLEASE VISIT
FUND VS. INDEXES                                                                                     INVESCOAIM.COM FOR THE MOST
                                                                                                     RECENT MONTH-END PERFORMANCE.
Cumulative total returns, 8/31/07-2/29/08, at net asset value (NAV). Performance shown does not      PERFORMANCE FIGURES REFLECT
include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which        FUND EXPENSES, THE
would have reduced performance.                                                                      REINVESTMENT OF
                                                                                                     DISTRIBUTIONS, AND CHANGES IN
Class A Shares                                                                               -5.81%  NET ASSET VALUE. INVESTMENT
Class C Shares                                                                               -6.18   RETURN AND PRINCIPAL WILL
Class R Shares                                                                               -5.69   FLUCTUATE SO THAT YOU MAY
Lehman Brothers U.S. Aggregate Bond Index(Triangle) (Broad Market Index)                      5.67   HAVE A GAIN OR LOSS WHEN YOU
S&P/LSTA Leveraged Loan Index(Square) (Style-Specific Index)                                 -3.94   SELL SHARES.
Lipper Loan Participation Funds Category Average(Triangle) (Peer Group)                      -4.27
                                                                                                          THE TOTAL ANNUAL FUND
Sources: (Triangle)Lipper Inc.; (Square)Invesco Aim, Standard & Poor's                               OPERATING EXPENSE RATIO SET
                                                                                                     FORTH IN THE MOST RECENT FUND
The LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX covers U.S. investment-grade fixed-rate bonds with     PROSPECTUS AS OF THE DATE OF
components for government and corporate securities, mortgage pass-throughs, and asset-backed         THIS REPORT FOR CLASS A,
securities.                                                                                          CLASS C AND CLASS R SHARES
                                                                                                     WAS 1.42%, 1.92% AND 1.67%.
     The S&P/LSTA LEVERAGED LOAN INDEX tracks the current outstanding balance and spread over the    THE EXPENSE RATIOS PRESENTED
London Interbank Offered Rate (Libor) for fully funded term loans.                                   ABOVE MAY VARY FROM THE
                                                                                                     EXPENSE RATIOS PRESENTED IN
     The LIPPER LOAN PARTICIPATION FUNDS CATEGORY AVERAGE represents an average of all of the        OTHER SECTIONS OF THIS REPORT
funds in the Lipper Loan Participation Funds category. These funds invest primarily in               THAT ARE BASED ON EXPENSES
participation interests in collateralized senior corporate loans that have floating or variable      INCURRED DURING THE PERIOD
rates.                                                                                               COVERED BY THIS REPORT.

     The Fund is not managed to track the performance of any particular index, including the              CLASS A SHARE
indexes defined here, and consequently, the performance of the Fund may deviate significantly from   PERFORMANCE REFLECTS THE
the performance of the indexes.                                                                      MAXIMUM 2.50% SALES CHARGE
                                                                                                     AND CLASS C SHARE PERFORMANCE
     A direct investment cannot be made in an index. Unless otherwise indicated, index results       REFLECTS THE APPLICABLE
include reinvested dividends, and they do not reflect sales charges. Performance of an index of      CONTINGENT DEFERRED SALES
funds reflects fund expenses; performance of a market index does not.                                CHARGE (CDSC) FOR THE PERIOD
                                                                                                     INVOLVED. THE CDSC ON CLASS C
================================================   ===============================================   SHARES IS 1% FOR THE FIRST
                                                                                                     YEAR AFTER PURCHASE. CLASS R
AVERAGE ANNUAL TOTAL RETURNS                       AVERAGE ANNUAL TOTAL RETURNS                      SHARES DO NOT HAVE A
                                                                                                     FRONT-END SALES CHARGE;
As of 2/29/08, including maximum applicable        As of 12/31/07, the most recent calendar          RETURNS ARE SHOWN AT NET
sales charges                                      quarter-end, including maximum applicable sales   ASSET VALUE AND DO NOT
                                                   charges                                           REFLECT A 0.75% CDSC WHICH
                                                                                                     MAY BE IMPOSED ON A TOTAL
CLASS A SHARES                                     CLASS A SHARES                                    REDEMPTION OF RETIREMENT PLAN
                                                                                                     ASSETS WITHIN THE FIRST YEAR.
Inception (5/01/97)                        3.52%   Inception (5/01/97)                       4.29%
10 Years                                   3.16    10 Years                                  4.04         THE PERFORMANCE OF THE
 5 Years                                   2.96     5 Years                                  4.72    FUND'S SHARE CLASSES WILL
 1 Year                                   -9.87     1 Year                                  -1.54    DIFFER PRIMARILY DUE TO
                                                                                                     DIFFERENT SALES CHARGE
CLASS C SHARES                                     CLASS C SHARES                                    STRUCTURES AND CLASS
                                                                                                     EXPENSES.
Inception (3/31/00)                        2.60%   Inception (3/31/00)                       3.65%
5 Years                                    3.12    5 Years                                   4.90         A REDEMPTION FEE OF 2%
1 Year                                    -8.86    1 Year                                   -0.40    WILL BE IMPOSED ON CERTAIN
                                                                                                     REDEMPTIONS OR EXCHANGES OUT
CLASS R SHARES                                     CLASS R SHARES                                    OF THE FUND WITHIN 30 DAYS OF
                                                                                                     PURCHASE. EXCEPTIONS TO THE
10 Years                                   3.40%   10 Years                                  4.28%   REDEMPTION FEE ARE LISTED IN
 5 Years                                   3.44     5 Years                                  5.19    THE FUND'S PROSPECTUS.
 1 Year                                   -7.50     1 Year                                   0.93
                                                                                                          HAD THE ADVISOR NOT
================================================   ===============================================   WAIVED FEES AND/OR REIMBURSED
                                                                                                     EXPENSES IN THE PAST,
AS OF THE CLOSE OF BUSINESS ON APRIL 13, 2006,     OF THE CLOSED-END FUND'S CLASS B SHARES (FOR      PERFORMANCE WOULD HAVE BEEN
THE FUND REORGANIZED FROM A CLOSED-END FUND TO     THE PERIODS PRIOR TO THE INCEPTION DATE OF THE    LOWER.
AN OPEN-END FUND. CLASS A AND C SHARE RETURNS      OPEN-END FUND'S CLASS R SHARES) AT NAV AND
PRIOR TO APRIL 13, 2006, ARE THE HISTORICAL        REFLECT THE HIGHER ANNUAL MANAGEMENT FEES AND
PERFORMANCE OF THE CLOSED-END FUND'S CLASS B AND   0.25% ANNUAL 12B-1 FEES APPLICABLE TO THE
C SHARES, RESPECTIVELY.                            CLOSED-END FUND'S CLASS B SHARES. THE
                                                   CLOSED-END FUND'S CLASS B SHARE INCEPTION DATE
     THE INCEPTION DATE FOR CLASS R SHARES IS      IS MAY 1, 1997.
APRIL 13, 2006; RETURNS SINCE THAT DATE ARE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE               THE PERFORMANCE DATA QUOTED REPRESENT PAST
BLENDED RETURNS OF HISTORICAL CLASS R SHARES AND   PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
RESTATED PERFORMANCE                               FUTURE RESULTS;


2   AIM FLOATING RATE FUND

                   Dear Fellow AIM Fund Shareholders:

                   The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by e-mail. When I could
   [CROCKETT       respond quickly and easily to a shareholder's specific concern I did, but the
     PHOTO]        messages for the most part raised consistent issues that I respond to here.

                        I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise
Bruce Crockett     letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

     Online survey responders preferred electronic communications to paper at a ratio of 63% to
37%. Direct responders expressed more of a preference for paper, especially for long reports.
Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

     The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange
Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

     Expense levels came up as another dominant issue, and no respondent felt these were too low.
Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

     The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

     In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the
Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

     Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at
bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM FLOATING RATE FUND

PORTFOLIO COMPOSITION

By credit quality, based on net assets
As of February 29, 2008



-------------------------------------------------------------------------
Baa2                                                                  2.6%
-------------------------------------------------------------------------
Ba2                                                                  47.1
-------------------------------------------------------------------------
B2                                                                   42.0
-------------------------------------------------------------------------
Caa2                                                                  0.6
-------------------------------------------------------------------------
Not rated                                                             3.1
-------------------------------------------------------------------------
Equity                                                                0.6
-------------------------------------------------------------------------
Money Market Funds plus other assets less liabilities                 4.0
_________________________________________________________________________
=========================================================================






SCHEDULE OF INVESTMENTS(a)

February 29, 2008
(Unaudited)




                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTERESTS-93.99%(b)(c)

ADVERTISING-0.55%

Valassis Communications, Inc.
  Delay Draw Term Loan
  0%, 03/02/14(d)(e)                                 $  398,222    $    363,378
-------------------------------------------------------------------------------
  Term Loan B
  6.58%, 03/02/14(d)                                  1,208,542       1,015,175
===============================================================================
                                                                      1,378,553
===============================================================================


AEROSPACE & DEFENSE-2.21%

Aero Technology Supply
  Term Loan B
  7.31%, 10/16/14(d)                                    827,872         695,413
-------------------------------------------------------------------------------
Alion Science & Technology Corp.
  Term Loan
  7.33%, 02/06/13(d)                                  1,766,257       1,465,994
-------------------------------------------------------------------------------
Dubai Aerospace Enterprise
  Term Loan B1
  6.99-8.75%, 09/29/14(d)                               327,913         311,927
-------------------------------------------------------------------------------
  Term Loan B2
  6.99%, 09/29/14(d)                                    269,575         256,433
-------------------------------------------------------------------------------
Hawker Beechcraft Corp.
  Syn LOC
  4.73%, 03/26/14(d)                                    112,683         103,915
-------------------------------------------------------------------------------
  Term Loan
  6.83%, 03/26/14(d)                                  1,254,224       1,156,630
-------------------------------------------------------------------------------
McKechnie Aerospace
  First Lien Term Loan
  5.10-6.83%, 05/11/14(d)                               206,628         179,767
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.83%, 05/11/15(d)                                    141,300         117,279
-------------------------------------------------------------------------------
Sequa Corp. Term Loan B
  8.08%, 12/03/14(d)                                    394,731         370,800
-------------------------------------------------------------------------------
TransDigm Group Inc.
  Term Loan
  6.86%, 06/23/13(d)                                    418,605         387,907
-------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp.
  Term Loan
  7.08%, 09/29/13(d)                                    572,059         534,398
===============================================================================
                                                                      5,580,463
===============================================================================


AIRPORT SERVICES-0.12%

Dollar Thrifty
  Term Loan
  5.12%, 06/15/14(d)                                    341,758         290,495
===============================================================================


ALTERNATIVE CARRIERS-1.95%

Iridium LLC/Capital Corp.
  First Lien Term Loan A
  7.51%, 06/30/10(d)                                    131,480         127,536
-------------------------------------------------------------------------------
  Second Lien Term Loan
  11.51%, 07/27/12(d)                                   149,800         148,302
-------------------------------------------------------------------------------

4          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
ALTERNATIVE CARRIERS-(CONTINUED)

Level 3 Communications, Inc.
  Term Loan
  5.34-6.63%, 03/13/14(d)                            $5,403,226    $  4,660,282
===============================================================================
                                                                      4,936,120
===============================================================================

ALUMINUM-0.25%

Noranda Aluminum
  Term Loan B
  5.07%, 05/18/14(d)                                    718,002         624,662
===============================================================================

APPAREL RETAIL-0.08%

Mothers Work Inc.
  Term Loan B
  5.63-6.45%, 03/13/13(d)                               234,230         210,807
===============================================================================

AUTO PARTS & EQUIPMENT-2.11%

American Axle
  Term Loan B
  7.34%, 06/14/12(d)                                    589,320         518,602
-------------------------------------------------------------------------------
Dayco Products LLC
  Second Lien
  11.67-13.65%, 12/31/11(d)                           1,284,407         770,644
-------------------------------------------------------------------------------
  Term Loan B
  8.26-9.65%, 06/21/11(d)                               278,641         221,520
-------------------------------------------------------------------------------
  Term Loan B
  9.41%, 06/21/11(d)                                     26,120          20,765
-------------------------------------------------------------------------------
Delphi Corp.
  Second Lien DIP Term Loan C
  7.18%, 07/01/08(d)                                  1,138,161       1,116,346
-------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)
  Second Lien
  6.43%, 04/30/10(d)                                  1,150,000       1,045,063
-------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The)
  Term Loan B
  5.09%, 01/27/11(d)                                     41,949          39,432
-------------------------------------------------------------------------------
Tower Automotive
  Term Loan
  7.38%, 07/31/13(d)                                  1,068,239         918,685
-------------------------------------------------------------------------------
Veyance Tech
  First Lien Delay Draw Term Loan
  5.63%, 07/31/14(d)                                    109,601          89,873
-------------------------------------------------------------------------------
  First Lien Term Loan
  5.75%, 07/31/14(d)                                    727,344         596,422
===============================================================================
                                                                      5,337,352
===============================================================================


BROADCASTING & CABLE TV-10.55%

Cequel Communication
  First Lien Term Loan
  5.07-7.00%, 11/05/13(d)                             2,749,053       2,297,958
-------------------------------------------------------------------------------
  Second Lien Term Loan A
  7.74%, 03/31/15(d)                                  3,630,067       2,731,625
-------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan Refinance
  5.26%, 03/06/14(d)                                  6,449,691       5,661,906
-------------------------------------------------------------------------------
Citadel Communication Corp.
  Term Loan B
  4.75-6.46%, 06/12/14(d)                             2,167,286       1,622,755
-------------------------------------------------------------------------------
CSC Holdings Incremental
  Term Loan B
  6.90%, 03/29/13(d)                                  1,784,992       1,647,695
-------------------------------------------------------------------------------
CW Media Holdings
  Term Loan B
  8.08%, 02/15/15(d)                                    601,133         559,054
-------------------------------------------------------------------------------
Discovery Communications Holdings
  Term Loan
  6.83%, 05/14/14(d)                                  2,075,305       1,899,941
-------------------------------------------------------------------------------
Gray Television Inc.
  Term Loan B
  6.21%, 12/31/14(d)                                    202,651         172,000
-------------------------------------------------------------------------------
Hargray Communications Group, Inc.
  Term Loan B
  7.08%, 06/27/14(d)                                    120,186         109,069
-------------------------------------------------------------------------------
Hargray Communications Group, Inc. (DPC
  Acquisition Inc.)
  Term Loan B
  7.08%, 06/27/14(d)                                     38,725          35,143
-------------------------------------------------------------------------------
Hargray Communications Group, Inc. (HPC
  Acquisition Inc.)
  Term Loan B
  7.08%, 06/27/14(d)                                      6,639           6,025
-------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B
  6.73%, 04/06/14(d)                                  1,164,360       1,042,467
-------------------------------------------------------------------------------
Ion Media Network (Paxson)
  Term Loan
  7.51%, 01/15/12(d)                                  1,801,171       1,503,978
-------------------------------------------------------------------------------
Local TV LLC
  Term Loan B
  5.16-5.22%, 05/07/13(d)                               928,536         789,256
-------------------------------------------------------------------------------
Mediacom Communications Corp.
  Term Loan D-1
  4.87-4.95%, 01/31/15(d)                             1,970,100       1,689,361
-------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan
  5.10%, 11/15/12(d)                                    167,198         144,626
-------------------------------------------------------------------------------
  Second Lien Term Loan
  7.62%, 11/15/13(d)                                    221,093         181,296
-------------------------------------------------------------------------------
  Term Loan A
  5.09%, 11/15/12(d)                                    373,628         323,188
-------------------------------------------------------------------------------
New Vision Television
  Second Lien
  11.63%, 11/01/14(d)                                   450,000         378,000
-------------------------------------------------------------------------------
  Term Loan
  8.13%, 10/23/13(d)                                     33,957          29,203
-------------------------------------------------------------------------------
  Term Loan B
  8.13%, 11/01/13(d)                                    165,543         142,367
-------------------------------------------------------------------------------
NTL Investment Holding Ltd.
  Term Loan B-4
  6.06%, 09/03/12(d)                                    318,579         275,173
-------------------------------------------------------------------------------
RCN Corp.
  Add on Term Loan
  7.13%, 05/25/14(d)                                    758,095         644,381
-------------------------------------------------------------------------------
  Term Loan
  7.13%, 05/25/14(d)                                  1,204,735       1,024,025
-------------------------------------------------------------------------------

5          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.
  Term Loan
  5.38%, 09/29/14(d)                                 $   10,102    $      8,453
-------------------------------------------------------------------------------
  5.49%, 09/29/14(d)                                    353,571         295,844
-------------------------------------------------------------------------------
  Term Loan B
  7.50-7.70%, 06/30/14(d)                               386,220         364,495
-------------------------------------------------------------------------------
WideOpenWest Finance, LLC
  Term Loan
  5.59-7.34%, 06/28/14(d)                             1,298,470       1,084,222
===============================================================================
                                                                     26,663,506
===============================================================================


BUILDING PRODUCTS-2.71%

Building Materials Corp. of America
  Term Loan B
  6.69%, 02/22/14(d)                                  2,041,383       1,622,171
-------------------------------------------------------------------------------
Champion Window Manufacturing Inc.
  Term Loan
  5.62%, 05/13/13(d)                                    478,926         352,010
-------------------------------------------------------------------------------
Custom Building Products Inc.
  Second Lien Term Loan
  9.72%, 04/29/12(d)                                  1,540,000       1,262,800
-------------------------------------------------------------------------------
  Term Loan
  6.97-7.08%, 10/29/11(d)                                89,807          79,030
-------------------------------------------------------------------------------
Masonite/Prem/Stile
  Canada Term Loan
  5.33-6.83%, 04/05/13(d)                             1,457,299       1,241,618
-------------------------------------------------------------------------------
  U.S. Term Loan
  5.33-6.83%, 04/05/13(d)                             1,459,781       1,243,734
-------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  6.14-7.68%, 12/27/12(d)                             1,363,220       1,045,136
===============================================================================
                                                                      6,846,499
===============================================================================


CASINOS & GAMING-5.41%

Bally Tech Alliance
  Term Loan
  0%, 09/04/08(d)(e)                                  2,250,000       2,182,500
-------------------------------------------------------------------------------
  Term Loan
  7.36%, 09/04/09(d)                                  1,625,144       1,588,578
-------------------------------------------------------------------------------
BLB Investors, LLC
  First Lien Term Loan
  5.63-7.97%, 07/18/11(d)                               884,910         699,079
-------------------------------------------------------------------------------
Cannery Casino
  Delay Draw Term Loan
  0%, 05/18/13(d)(e)                                    558,042         517,584
-------------------------------------------------------------------------------
  5.40-7.40%, 05/18/13(d)                               426,929         395,976
-------------------------------------------------------------------------------
  Second Lien Term Loan
  7.32%, 05/18/14(d)                                     84,000          75,600
-------------------------------------------------------------------------------
  Term Loan B
  5.32%, 05/18/13(d)                                    386,933         358,880
-------------------------------------------------------------------------------
Green Valley Ranch
  First Lien Term Loan B
  5.09-6.84%, 02/16/14(d)                               222,064         177,651
-------------------------------------------------------------------------------
  Second Lien Term Loan
  6.34%, 08/16/14(d)                                    369,000         276,750
-------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Delay Draw Term Loan B
  9.22-9.33%, 12/02/11(d)                             1,389,470       1,085,524
-------------------------------------------------------------------------------
  Term Loan B
  9.22-9.64%, 12/02/11(d)                               267,592         209,056
-------------------------------------------------------------------------------
Las Vegas Sands Venetian
  Term Loan
  0%, 05/23/14(d)(e)                                    701,952         634,150
-------------------------------------------------------------------------------
  Term Loan B
  6.58%, 05/23/14(d)                                  2,846,137       2,527,726
-------------------------------------------------------------------------------
Wimar Columbia LANDCO
  Term Loan
  5.37%, 07/03/08(d)                                    374,000         354,365
-------------------------------------------------------------------------------
Wimar Columbia OPCO
  Term Loan
  9.25%, 01/03/12(d)                                  1,702,995       1,666,570
-------------------------------------------------------------------------------
Yonkers Racing Corp.
  Term Loan
  9.13%, 08/12/11(d)                                  1,005,854         925,386
===============================================================================
                                                                     13,675,375
===============================================================================


COAL & CONSUMABLE FUELS-0.36%

Oxbow Carbon
  Delay Draw Term Loan
  6.83%, 05/08/14(d)                                    149,940         131,198
-------------------------------------------------------------------------------
  Term Loan B
  6.50-6.83%, 05/08/14(d)                               884,013         773,511
===============================================================================
                                                                        904,709
===============================================================================


COMMERCIAL PRINTING-0.79%

Cenveo, Inc.
  Delay Draw Term Loan
  6.66%, 06/21/13(d)                                     22,314          19,413
-------------------------------------------------------------------------------
  Term Loan C
  6.66%, 06/21/13(d)                                    668,875         581,922
-------------------------------------------------------------------------------
Xsys Flink Ink Corp.
  Term Loan B 5
  7.39%, 12/31/12(d)                                    795,787         683,050
-------------------------------------------------------------------------------
Xsys (BASF Inks)
  Term Loan C 1
  7.39%, 12/31/13(d)                                    813,772         703,913
===============================================================================
                                                                      1,988,298
===============================================================================


COMMODITY CHEMICALS-1.01%

Lyondell Petrochemical Credit Linked Notes
  (Acquired 12/20/05; Cost $2,200,000)
  7.63%, 12/20/09(f)(g)                               2,200,000       2,063,882
-------------------------------------------------------------------------------
Univar OPCO
  Term Loan B
  6.10%, 10/10/14(d)                                    532,359         485,334
===============================================================================
                                                                      2,549,216
===============================================================================


COMMUNICATIONS EQUIPMENT-0.28%

Trilogy Choice One
  Term Loan C
  9.00%, 06/30/12(d)                                    780,318         694,483
===============================================================================



6          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
COMPUTER HARDWARE-0.13%

Quantum Corp.
  Term Loan B
  8.33%, 07/12/14(d)                                 $  360,000    $    324,000
===============================================================================


CONSTRUCTION MATERIALS-0.08%

Hillman Group (The)
  Term Loan B
  6.38%, 03/31/11(d)                                    240,709         210,621
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.83%

Affiliated Computer Services, Inc.
  Delay Draw Term Loan
  5.12-5.17%, 03/20/13(d)                               158,263         148,723
-------------------------------------------------------------------------------
First Data Corp.
  Term Loan B1
  7.58-7.63%, 09/24/14(d)                               574,624         521,152
-------------------------------------------------------------------------------
  Term Loan B2
  7.58%, 09/24/14(d)                                    205,148         186,242
-------------------------------------------------------------------------------
  7.63%, 09/24/14(d)                                  1,361,454       1,235,984
===============================================================================
                                                                      2,092,101
===============================================================================


DIVERSIFIED CHEMICALS-0.43%

Celanese US Holdings LLC
  Term Loan
  6.48%, 04/02/14(d)                                    476,680         444,637
-------------------------------------------------------------------------------
  Prefunded LOC
  3.14%, 04/02/14(d)                                    365,939         341,340
-------------------------------------------------------------------------------
Rockwood Specialties
  Term Loan E
  4.74%, 07/30/12(d)                                     98,245          92,023
-------------------------------------------------------------------------------
Texas Petrochemicals L.P.
  Term Loan B
  7.38%, 06/27/13(d)                                    222,344         204,000
===============================================================================
                                                                      1,082,000
===============================================================================


DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-1.84%

Aspect Software, Inc.
  First Lien Term Loan
  7.94%, 07/11/11(d)                                    294,309         264,878
-------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
  First Lien Term Loan
  7.13%, 07/28/12(d)                                     63,200          55,932
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.37%, 07/28/13(d)                                     36,208          25,889
-------------------------------------------------------------------------------
Brock Holdings III, Inc.
  Term Loan B
  6.83-7.14%, 02/26/14(d)                               460,520         402,955
-------------------------------------------------------------------------------
Central Parking Corp.
  Second Lien Term Loan
  7.88%, 11/22/14(d)                                     25,522          22,459
-------------------------------------------------------------------------------
  Syn LOC
  7.00%, 05/22/14(d)                                     63,036          55,471
-------------------------------------------------------------------------------
  Term Loan B
  5.32%-5.38, 05/22/14(d)                               151,621         133,426
-------------------------------------------------------------------------------
Merrill Corp.
  Term Loan
  5.37-7.08%, 05/15/11(d)                               934,874         827,364
-------------------------------------------------------------------------------
N.E.W. Customer Service
  Term Loan B
  5.60-7.65%, 05/22/14(d)                             1,845,148       1,476,118
-------------------------------------------------------------------------------
  Term Loan B
  05/22/14(d)(h)                                         75,980          60,784
-------------------------------------------------------------------------------
Nuance Communications, Inc.
  Revolver Loan
  0%, 04/01/12(d)(e)                                    121,000         104,060
-------------------------------------------------------------------------------
  Term Loan B
  5.63%, 04/01/13(d)                                    357,630         310,542
-------------------------------------------------------------------------------
Production Resources, Inc.
  Term Loan B
  8.50-9.06%, 08/15/14(d)                             1,023,734         900,886
===============================================================================
                                                                      4,640,764
===============================================================================


DIVERSIFIED METALS & MINING-0.41%

Magnum Coal Co.
  Term Loan C
  6.38%, 03/21/13(d)                                    226,755         207,481
-------------------------------------------------------------------------------
  Term Loan
  6.50-6.52%, 03/21/13(d)                               891,147         815,400
===============================================================================
                                                                      1,022,881
===============================================================================


DIVERSIFIED REITS-0.04%

Capital Automotive
  Term Loan B
  4.46%, 12/15/10(d)                                    110,918         102,892
===============================================================================


DRUG RETAIL-1.08%

MAPCO Express, Inc.
  Term Loan
  6.01-6.02%, 04/28/11(d)                               132,595         121,987
-------------------------------------------------------------------------------
General Nutrition Centers, Inc.
  Term Loan B
  6.98-7.08%, 09/16/13(d)                             3,213,056       2,612,214
===============================================================================
                                                                      2,734,201
===============================================================================


ELECTRIC UTILITIES-5.05%

AES Corp.
  Syn LOC
  7.96%, 03/29/10(d)                                  2,190,504       2,079,884
-------------------------------------------------------------------------------
  Syn LOC
  7.96%, 03/29/10(d)                                    930,708         883,707
-------------------------------------------------------------------------------
Bicent Power
  Second Lien Term Loan
  8.83%, 07/10/14(d)                                    250,400         229,742
-------------------------------------------------------------------------------
Calpine Corp. First
  Priority Term Loan
  7.08%, 03/29/09(d)                                    505,127         448,616
-------------------------------------------------------------------------------

7          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Dynegy Holdings Inc.
  Loan C
  4.76%, 04/02/13(d)                                 $1,702,128    $  1,548,936
-------------------------------------------------------------------------------
  Term Loan B
  4.68%, 04/02/13(d)                                    297,128         266,226
-------------------------------------------------------------------------------
Energy Investor Funds (USPF Holdings)
  Term Loan
  6.29-6.96%, 04/11/14(d)                               239,776         213,401
-------------------------------------------------------------------------------
Kelson Holdings, LLC
  Term Loan
  8.08%, 03/08/13(d)                                  1,494,000       1,406,495
-------------------------------------------------------------------------------
NE Energy, Inc.
  Syn LOC
  7.38%, 11/01/13(d)                                     92,351          78,267
-------------------------------------------------------------------------------
  Term Loan B
  7.43%, 11/01/13(d)                                    708,741         600,658
-------------------------------------------------------------------------------
  Second Term Loan
  9.44%, 05/01/14(d)                                    315,000         250,950
-------------------------------------------------------------------------------
NRG Energy Inc.
  Syn LOC
  4.73%, 02/01/13(d)                                    695,897         639,118
-------------------------------------------------------------------------------
  Term Loan B
  6.58%, 02/01/13(d)                                  1,495,077       1,373,092
-------------------------------------------------------------------------------
NSG Holdings II, LLC
  Syn LOC
  6.56%, 06/15/14(d)                                     38,265          33,865
-------------------------------------------------------------------------------
  Term Loan
  6.56%, 06/15/14(d)                                    231,685         205,042
-------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co.
  Term Loan B2
  10/10/2014(d)(f)(h)                                   244,874         223,345
-------------------------------------------------------------------------------
  Term Loan B2
  6.48-6.60%, 10/10/14(d)(f)                            160,709         146,580
-------------------------------------------------------------------------------
  Term Loan B3
  10/10/2014(d)(h)                                      186,809         170,315
-------------------------------------------------------------------------------
  Term Loan B3
  6.48%, 10/10/14(d)                                    737,584         672,459
-------------------------------------------------------------------------------
  6.60%, 10/10/14(d)                                    569,180         518,924
-------------------------------------------------------------------------------
TPF Generation Holdings, LLC
  Second Lien Term Loan
  9.08%, 12/15/14(d)                                    267,000         229,175
-------------------------------------------------------------------------------
  Syn LOC D
  4.73%, 12/15/13(d)                                     97,672          84,914
-------------------------------------------------------------------------------
  Syn Revolver Deposit
  4.73%, 12/15/11(d)                                     30,618          26,619
-------------------------------------------------------------------------------
  Term Loan
  6.83%, 12/15/13(d)                                    495,017         430,355
===============================================================================
                                                                     12,760,685
===============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.45%

Aeroflex Inc.
  Term Loan B 1
  6.38%, 08/15/14(d)                                    321,774         283,161
-------------------------------------------------------------------------------
Cellnet Technology, Inc.
  First Lien Term Loan B
  6.86%, 07/22/11(d)                                    220,668         201,911
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.11%, 10/22/11(d)                                    444,444         400,000
-------------------------------------------------------------------------------
Crown Castle International Corp.
  Term Loan B
  6.63%, 03/06/14(d)                                    287,031         259,250
===============================================================================
                                                                      1,144,322
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.09%

Sorenson Communications, Inc.
  First Lien Term Loan
  7.38%, 08/16/13(d)                                    247,086         231,335
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.09%

Allied Waste Industries Inc.
  Term Loan
  4.57-4.64%, 01/15/12(d)                                36,466          34,145
-------------------------------------------------------------------------------
Covanta Holding Corp.
  Syn LOC
  4.60%, 02/09/14(d)                                     84,652          78,021
-------------------------------------------------------------------------------
  Term Loan B
  4.63%, 02/09/14(d)                                    131,666         121,353
===============================================================================
                                                                        233,519
===============================================================================


FOOD DISTRIBUTORS-3.61%

Advanced Food
  Delay Draw Term Loan
  0%, 03/15/14(d)(e)                                    233,333         191,333
-------------------------------------------------------------------------------
  Delay Draw Term Loan
  6.13%, 03/15/14(d)                                    100,000          82,000
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.08%, 03/15/14(d)                                  1,233,357         999,019
-------------------------------------------------------------------------------
  Term Loan B
  6.58%, 03/15/14(d)                                  1,157,917         949,492
-------------------------------------------------------------------------------
ARAMARK Corp.
  Syn LOC
  5.20%, 01/26/14(d)                                    158,554         146,717
-------------------------------------------------------------------------------
  Term Loan B
  6.71%, 01/26/14(d)                                  2,495,750       2,309,419
-------------------------------------------------------------------------------
Bolthouse Farms Inc.
  Term Loan
  7.00%, 12/17/12(d)                                    156,800         146,412
-------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Revolver Loan
  0%, 04/02/13(d)(e)                                  1,000,000         820,000
-------------------------------------------------------------------------------
  Term Loan B
  7.48-7.59%, 04/02/14(d)                             3,966,476       3,488,020
===============================================================================
                                                                      9,132,412
===============================================================================


FOOD RETAIL-0.39%

Outback Steakhouse
  Revolving Credit Loan
  4.88%, 06/14/13(d)                                     79,304          64,406
-------------------------------------------------------------------------------
  Term Loan
  5.44%, 06/14/14(d)                                    951,008         772,355
-------------------------------------------------------------------------------

8          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
FOOD RETAIL-(CONTINUED)

Quizno's Corp. (The)
  First Lien Term Loan B
  7.00-7.13%, 05/05/13(d)                            $  106,643    $     90,189
-------------------------------------------------------------------------------
  Second Lien Term Loan
  10.58%, 11/05/13(d)                                    57,000          44,840
===============================================================================
                                                                        971,790
===============================================================================

FOREST PRODUCTS-1.29%

Boise Cascade Holdings, LLC
  Second Lien Term Loan
  02/22/15(d)(h)                                        189,000         173,880
-------------------------------------------------------------------------------
Georgia-Pacific Corp.
  Add On Term Loan B
  4.88-6.90%, 12/29/12(d)                               673,793         620,002
-------------------------------------------------------------------------------
  Term Loan B
  4.84%, 12/21/12(d)                                    777,462         715,394
-------------------------------------------------------------------------------
  6.90%, 12/21/12(d)                                  1,891,000       1,740,128
===============================================================================
                                                                      3,249,404
===============================================================================


HEALTH CARE DISTRIBUTORS-0.14%

Warner Chilcott PLC
  Term Loan B
  5.11-6.83%, 01/18/12(d)                               287,783         265,240
-------------------------------------------------------------------------------
  Term Loan C
  5.12-6.83%, 01/18/12(d)                                98,985          91,232
===============================================================================
                                                                        356,472
===============================================================================


HEALTH CARE EQUIPMENT-0.42%

Advanced Medical Optics, Inc.
  Term Loan B
  5.06-7.29%, 04/02/14(d)                               230,260         202,053
-------------------------------------------------------------------------------
CONMED Corp.
  Term Loan
  4.63%, 04/13/13(d)                                    219,549         208,572
-------------------------------------------------------------------------------
Orthofix International N.V.
  Term Loan B
  6.58%, 09/22/13(d)                                    628,102         559,011
-------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  7.13%, 05/13/10(d)                                    101,423          81,138
===============================================================================
                                                                      1,050,774
===============================================================================


HEALTH CARE FACILITIES-3.55%

Community Health System
  Delay Draw Term Loan
  0%, 07/25/14(d)(e)                                    233,295         213,154
-------------------------------------------------------------------------------
  Term Loan B
  5.34%, 07/25/14(d)                                  3,524,831       3,220,522
-------------------------------------------------------------------------------
HCA, Inc.
  Term Loan A
  6.83%, 11/19/12(d)                                    279,852         256,714
-------------------------------------------------------------------------------
  Term Loan B
  11/18/13(d)(h)                                        153,059         140,671
-------------------------------------------------------------------------------
Health Management Associates Inc.
  Term Loan B
  6.58%, 02/28/14(d)                                  2,957,365       2,541,485
-------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Delay Draw Term Loan
  0%, 03/14/14(d)(e)                                    186,010         161,828
-------------------------------------------------------------------------------
  7.15%, 03/14/14(d)                                    529,412         460,588
-------------------------------------------------------------------------------
  Loan C
  3.01%, 03/14/14(d)                                    190,779         165,978
-------------------------------------------------------------------------------
  Term Loan B
  5.24-6.83%, 03/14/14(d)                             2,078,096       1,807,944
===============================================================================
                                                                      8,968,884
===============================================================================


HEALTH CARE SERVICES-1.56%

AGA Medical Corp.
  Term Loan B
  5.13-5.17%, 04/29/13(d)                               119,216         104,910
-------------------------------------------------------------------------------
Amerigroup Corp.
  Syn LOC
  5.13%, 03/23/12(d)                                    208,096         182,084
-------------------------------------------------------------------------------
CRC Health Corp.
  Add On Term Loan B(d)
  7.09%, 02/06/13                                       402,308         358,054
-------------------------------------------------------------------------------
Genoa Healthcare LLC
  Term Loan B
  8.00-8.11%, 08/10/12(d)                                90,062          86,235
-------------------------------------------------------------------------------
  Second Lien Term Loan
  12.86%, 02/10/13(d)                                   132,000         127,380
-------------------------------------------------------------------------------
Royalty Pharma
  Term Loan B
  5.51%, 04/16/13(d)                                    900,416         890,286
-------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  5.24-5.26%, 06/15/12(d)                               365,625         338,203
-------------------------------------------------------------------------------
Sun Healthcare Group, Inc.
  Delay Draw Term Loan
  5.14-6.86%, 4/19/14(d)                                 71,541          64,387
-------------------------------------------------------------------------------
  Syn LOC
  4.73%, 04/19/14(d)                                     89,827          80,845
-------------------------------------------------------------------------------
  Term Loan B
  5.08-6.93%, 04/19/14(d)                               415,782         374,204
-------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B
  5.99-7.58%, 08/20/11(d)                               688,428         597,211
-------------------------------------------------------------------------------
Viant
  Term Loan B
  7.08%, 06/25/14(d)                                    995,000         741,275
===============================================================================
                                                                      3,945,074
===============================================================================


HEALTH CARE SUPPLIES-1.24%

Accellent Corp.
  Term Loan B
  5.84-5.87%, 11/22/12(d)                             3,050,555       2,549,755
-------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  Term Loan B
  4.46-6.31%, 03/31/13(d)                               170,615         160,134
-------------------------------------------------------------------------------

9          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
HEALTH CARE SUPPLIES-(CONTINUED)

Mylan Laboratories
  Term Bond
  6.44%, 10/02/14(d)                                 $  162,569    $    156,834
-------------------------------------------------------------------------------
  8.13%, 10/02/14(d)                                    285,821         275,737
===============================================================================
                                                                      3,142,460
===============================================================================


HOMEBUILDING-0.14%

Headwaters, Inc.
  First Lien Term Loan B1
  5.17-6.89%, 04/30/11(d)                               371,875         353,281
===============================================================================


HOTELS, RESORTS & CRUISE LINES-0.55%

American Gaming Systems
  Delay Draw Term Loan
  0%, 05/14/13(d)(e)                                     79,065          71,158
-------------------------------------------------------------------------------
  Delay Draw Term Loan
  6.13%, 05/14/13(d)                                     78,867          70,980
-------------------------------------------------------------------------------
  Term Loan B
  6.13%, 05/14/13(d)                                    653,929         588,537
-------------------------------------------------------------------------------
Centaur Gaming
  Delay Draw Term Loan
  0%, 10/30/12(d)(e)                                     76,724          65,216
-------------------------------------------------------------------------------
  Second Lien
  12.33%, 10/30/13(d)                                   115,641          98,295
-------------------------------------------------------------------------------
  Term Loan B
  8.83%, 10/30/12(d)                                    360,604         306,513
-------------------------------------------------------------------------------
Ginn Club & Resort
  Revolving Credit Loan
  4.73%, 06/08/11(d)                                     49,078          36,890
-------------------------------------------------------------------------------
Ginn Co. (The)
  First Lien Term Loan B
  8.33%, 06/08/11(d)                                    105,557          79,344
-------------------------------------------------------------------------------
  Second Lien Term Loan
  12.33%, 06/08/12(d)                                   127,556          74,407
===============================================================================
                                                                      1,391,340
===============================================================================


HOUSEHOLD PRODUCTS-2.33%

AMSCAN Holdings
  Term Loan B
  5.33-7.35%, 05/25/13(d)                               370,533         326,069
-------------------------------------------------------------------------------
Jarden Corp.
  Term Loan B-1
  6.58%, 01/24/12(d)                                    595,239         545,139
-------------------------------------------------------------------------------
Nice-Pak Products Inc.
  Term Loan
  8.46%, 06/18/14(d)                                    408,945         371,117
-------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  6.97-7.09%, 04/06/11(d)                                36,943          34,173
-------------------------------------------------------------------------------
Rent-A-Center
  Term Loan B
  4.82-7.27%, 06/30/12(d)                             1,012,191         918,563
-------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.
  Term Loan B
  5.60-5.70%, 11/16/13(d)                               670,303         618,354
-------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Loan C
  2.99%, 03/30/13(d)                                    169,116         151,105
-------------------------------------------------------------------------------
  Term Loan B
  7.07-8.62%, 03/30/13(d)                             3,277,991       2,928,885
===============================================================================
                                                                      5,893,405
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.52%

AMN Healthcare Services, Inc.
  Term Loan B
  6.58%, 11/02/11(d)                                    103,699          92,811
-------------------------------------------------------------------------------
Koosharem Corp.
  Second Term Loan
  10.37%, 12/31/14(d)                                   298,800         149,400
-------------------------------------------------------------------------------
  Term Loan
  6.12%, 07/12/14(d)                                    739,052         421,259
-------------------------------------------------------------------------------
Kronos Inc.
  First Lien Term Loan
  7.08%, 06/11/14(d)                                    815,600         656,558
===============================================================================
                                                                      1,320,028
===============================================================================


INDUSTRIAL CONGLOMERATES-0.43%

Aearo Corp.
  First Lien Term Loan
  7.08%, 05/30/14(d)                                    156,149         154,198
-------------------------------------------------------------------------------
  Second Lien Term Loan
  10.33%, 12/01/14(d)                                   158,838         158,838
-------------------------------------------------------------------------------
Dresser Inc.
  Term Loan B
  5.57-5.62%, 05/04/14(d)                               243,849         224,341
-------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  5.11-7.00%, 06/30/12(d)                               584,993         538,194
===============================================================================
                                                                      1,075,571
===============================================================================


INDUSTRIAL MACHINERY-1.37%

Colfax Corp.
  Term Loan B
  7.13%, 12/19/11(d)                                    429,005         409,700
-------------------------------------------------------------------------------
Gleason Corp.
  First Lien Term Loan
  4.88-6.88%, 06/30/13(d)                               123,749         103,949
-------------------------------------------------------------------------------
Itron Inc.
  Term Loan
  5.13-6.83%, 04/18/14(d)                               224,982         206,983
-------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan
  7.08%, 12/14/11(d)                                    589,500         548,235
-------------------------------------------------------------------------------
Rexnord Corp.
  Add on Term Loan
  7.40%, 07/19/13(d)                                     96,077          87,430
-------------------------------------------------------------------------------
  Sr. Unsec. Term Loan
  12.13%, 03/02/13(d)                                 2,197,419       1,999,652
-------------------------------------------------------------------------------
  Term Loan B
  5.62-6.43%, 07/19/13(d)                               102,746          92,472
===============================================================================
                                                                      3,448,421
===============================================================================



10          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
INSURANCE BROKERS-0.26%

Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  6.25%, 04/03/14(d)                                 $  388,067    $    302,693
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.50%, 10/03/14(d)                                    105,200          76,796
-------------------------------------------------------------------------------
USI Holdings Corp.
  Term Loan B
  7.58%, 05/05/14(d)                                    324,237         286,950
===============================================================================
                                                                        666,439
===============================================================================


INTEGRATED OIL & GAS-0.35%

Western Refining
  Term Loan B
  4.99%, 05/30/14(d)                                    989,260         890,334
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.40%

Cavalier Telephone Inc.
  Term Loan B
  9.58%, 12/31/12(d)                                    979,526         724,849
-------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  7.83-8.00%, 07/15/12(d)                               260,905         257,644
-------------------------------------------------------------------------------
  Second Lien Term Loan
  12.59%, 07/15/13(d)                                   571,429         562,857
-------------------------------------------------------------------------------
Integra Telecom, Inc.
  Term Loan B
  7.34-9.08%, 08/31/13(d)                               307,230         284,188
-------------------------------------------------------------------------------
PAETEC Communications, Inc.
  Term Loan
  5.62%, 02/28/13(d)                                  1,123,544       1,012,126
-------------------------------------------------------------------------------
  Add On Term Loan
  5.62%, 02/28/13(d)                                    376,000         338,713
-------------------------------------------------------------------------------
Time Warner Telecommunication Holdings Inc.
  Term Loan B
  5.13%, 01/07/13(d)                                    390,723         361,028
===============================================================================
                                                                      3,541,405
===============================================================================


INTERNET SOFTWARE & SERVICES-0.59%

Language Line LLC
  Term Loan B1
  6.52%, 06/10/11(d)                                    833,632         760,689
-------------------------------------------------------------------------------
Network Solutions, LLC
  Term Loan B
  5.63-7.33%, 03/07/14(d)                               934,115         742,621
===============================================================================
                                                                      1,503,310
===============================================================================


INVESTMENT BANKING & BROKERAGE-0.55%

Gartmore Investment Ltd.
  U.S. Term Loan
  5.64%, 05/11/14(d)                                    889,838         756,362
-------------------------------------------------------------------------------
JG Wentworth LLC
  Term Loan
  7.09%, 04/04/14(d)                                    942,671         626,877
===============================================================================
                                                                      1,383,239
===============================================================================


IT CONSULTING & OTHER SERVICES-0.25%

SunGuard Data Systems Inc.
  U.S. Term Loan
  5.13%, 02/11/13(d)                                    680,262         626,549
===============================================================================


LEISURE FACILITIES-1.29%

24 Hour Fitness Worldwide Inc.
  Term Loan B
  5.71-7.33%, 06/08/12(d)                             1,277,250       1,047,345
-------------------------------------------------------------------------------
AMF Group
  First Lien Term Loan B
  7.65-8.06%, 06/08/13(d)                               434,616         347,693
-------------------------------------------------------------------------------
  Second Lien Term Loan
  11.81%, 12/08/13(d)                                   177,143         141,714
-------------------------------------------------------------------------------
Greektown Casino LLC
  Delay Draw Term Loan
  0%, 12/03/12(d)(e)                                     27,887          24,819
-------------------------------------------------------------------------------
  Term Loan B
  7.19-8.00%, 12/03/12(d)                               148,563         132,221
-------------------------------------------------------------------------------
Harrah's Operating Company, Inc.
  First Term Loan B1
  6.24%, 01/28/15(d)                                    264,000         241,560
-------------------------------------------------------------------------------
  First Term Loan B2
  6.24%, 02/05/15(d)                                     96,000          87,943
-------------------------------------------------------------------------------
PITG Gaming LLC
  Term Loan B
  9.62%, 05/16/08(d)                                    519,467         480,507
-------------------------------------------------------------------------------
Premier Parks Inc.
  Term Loan
  5.33-5.39%, 04/30/15(d)                               643,522         542,972
-------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  4.82-6.90%, 06/09/11(d)                               185,909         169,177
-------------------------------------------------------------------------------
  Term Loan B
  6.81%, 06/09/11(d)                                     45,455          41,364
===============================================================================
                                                                      3,257,315
===============================================================================


LEISURE PRODUCTS-2.56%

Cinemark USA, Inc.
  Term Loan
  4.82-6.98%, 10/05/13(d)                             1,723,977       1,519,255
-------------------------------------------------------------------------------
Deluxe Corp.
  Second Lien Term Loan
  10.83%, 11/11/13(d)                                   418,333         334,666
-------------------------------------------------------------------------------
  Syn Term A LOC
  4.73%, 05/11/13(d)                                     44,616          35,693
-------------------------------------------------------------------------------
  Term Loan B
  7.08%, 05/11/13(d)                                    893,087         750,193
-------------------------------------------------------------------------------
  Term Loan C
  7.08%, 05/11/13(d)                                     82,553          69,344
-------------------------------------------------------------------------------
Golden Nugget, Inc.
  Delay Draw Term Loan
  0%, 06/30/14(d)(e)                                    134,400         115,584
-------------------------------------------------------------------------------
  First Lien Term Loan B
  5.12-5.13%, 06/30/14(d)                               235,200         202,272
-------------------------------------------------------------------------------
  Second Lien Term Loan
  6.37%, 12/31/14(d)                                    214,000         160,500
-------------------------------------------------------------------------------

11          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

Panavision Inc.
  First Lien Term Loan
  6.74-8.44%, 03/30/11(d)                            $   36,926    $     30,880
-------------------------------------------------------------------------------
  Second Lien Term Loan
  10.74-12.44%, 03/30/12(d)                               9,500           7,624
-------------------------------------------------------------------------------
Sabre Holdings Corp.
  Term Loan
  5.24%, 09/30/14(d)                                  3,412,832       2,830,323
-------------------------------------------------------------------------------
True Temper Sports Inc.
  Second Lien Term Loan
  10.51%, 06/30/11(d)                                   104,000          90,480
-------------------------------------------------------------------------------
  Term Loan
  6.33-8.73%, 03/15/11(d)                               372,328         323,925
===============================================================================
                                                                      6,470,739
===============================================================================


MARINE-0.14%

US Shipping LLC
  Term Loan
  8.33%, 08/06/12(d)                                    456,822         365,458
===============================================================================


METAL & GLASS CONTAINERS-1.08%

Berry Plastics Corp.
  Term Loan C
  5.10-5.11%, 04/03/15(d)                             2,349,683       2,021,315
-------------------------------------------------------------------------------
MAUSER Corp.
  Term Loan B2
  5.50%, 06/13/15(d)                                    500,000         356,875
-------------------------------------------------------------------------------
  Term Loan C2
  5.75%, 06/13/16(d)                                    500,000         359,375
===============================================================================
                                                                      2,737,565
===============================================================================


MOVIES & ENTERTAINMENT-3.56%

Alpha III
  Second Lien Term Loan D
  8.22%, 06/30/14(d)                                  2,500,000       2,031,250
-------------------------------------------------------------------------------
  Term Loan B1
  7.09%, 12/31/13(d)                                  2,285,714       1,980,572
-------------------------------------------------------------------------------
  Term Loan B2
  7.09%, 12/31/13(d)                                  1,714,286       1,485,429
-------------------------------------------------------------------------------
LodgeNet Entertainment Corp.
  Term Loan
  6.83%, 04/04/14(d)                                  1,263,650       1,059,886
-------------------------------------------------------------------------------
NEP II, Inc.
  Term Loan B
  7.11%, 02/16/14(d)                                    414,466         364,385
-------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  5.09-5.89%, 02/28/11(d)                             1,892,701       1,700,276
-------------------------------------------------------------------------------
Zuffa LLC
  Term Loan
  5.19%, 06/19/15(d)                                    533,720         373,604
===============================================================================
                                                                      8,995,402
===============================================================================


OFFICE SERVICES & SUPPLIES-0.18%

Buhrmann US Inc.
  Term Loan D1
  5.12-6.99%, 12/23/10(d)                               415,562         454,162
===============================================================================


OIL & GAS DRILLING-1.27%

Niska/CR Gas & Storage
  Canada Term Loan
  7.32%, 05/13/13(d)                                    282,881         263,786
-------------------------------------------------------------------------------
  Delay Draw Term Loan
  6.81%, 05/13/13(d)                                     31,045          28,949
-------------------------------------------------------------------------------
  Term Loan
  6.74%, 05/13/11(d)                                     46,389          43,258
-------------------------------------------------------------------------------
  U.S. Term Loan
  7.32%, 05/13/13(d)                                     45,830          42,736
-------------------------------------------------------------------------------
Ram Energy Inc.
  Term Loan
  10.69%, 11/28/12(d)                                 1,333,333       1,280,000
-------------------------------------------------------------------------------
Resolute Natural Resources Corp.
  Second Lien Term Loan
  7.81%, 06/27/13(d)                                    541,176         503,294
-------------------------------------------------------------------------------
Venoco, Inc.
  Second Lien Term Loan
  7.13%, 05/07/14(d)                                  1,204,000       1,035,440
===============================================================================
                                                                      3,197,463
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.41%

Petroleum Geo-Services A.S.A.
  Term Loan
  6.58%, 06/29/15(d)                                    222,381         206,444
-------------------------------------------------------------------------------
Sem Group L.P. U.S.
  Term Loan B2
  5.12%, 03/16/11(d)                                    366,035         349,563
-------------------------------------------------------------------------------
Targa Resources, Inc.
  Syn LOC
  4.71%, 10/31/12(d)                                     26,247          24,462
-------------------------------------------------------------------------------
  Term Loan
  6.83-6.91%, 10/31/12(d)                                29,979          27,941
-------------------------------------------------------------------------------
Volnay S.A.
  Term Loan
  5.12%, 01/12/14(d)                                    454,790         422,955
===============================================================================
                                                                      1,031,365
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.08%

Helix Energy Solutions Group, Inc.
  Term Loan B
  6.38-6.83%, 07/01/13(d)                               225,372         209,484
===============================================================================


OIL & GAS REFINING & MARKETING-0.15%

Big West Oil LLC
  Delay Draw Term Loan
  0%, 05/15/14(d)(e)                                    175,103         160,219
-------------------------------------------------------------------------------
  Delay Draw Term Loan
  5.38%, 05/15/14(d)                                     51,501          47,123
-------------------------------------------------------------------------------
  Term Loan B
  5.50%, 05/15/14(d)                                    183,343         167,759
===============================================================================
                                                                        375,101
===============================================================================



12          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-0.58%

Energy Transfer Equity, LP
  Term Loan B
  4.88%, 02/08/12(d)                                 $1,572,288    $  1,467,468
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.41%

Conseco, Inc.
  Term Loan
  5.12%, 10/10/13(d)                                  1,281,523       1,044,441
===============================================================================


PACKAGED FOODS & MEATS-0.47%

Birds Eye Foods Inc.
  Term Loan B
  6.58%, 03/22/13(d)                                    174,697         152,423
-------------------------------------------------------------------------------
Dole Foods Co., Inc.
  Loan C
  4.25%, 04/12/13(d)                                     93,875          78,808
-------------------------------------------------------------------------------
  Term Loan B
  5.13-7.13%, 04/12/13(d)                               254,169         213,375
-------------------------------------------------------------------------------
  Term Loan C
  5.13-7.13%, 04/12/13(d)                               876,535         735,851
===============================================================================
                                                                      1,180,457
===============================================================================


PAPER PACKAGING-0.11%

Altivity Packaging LLC
  Delay Draw First Lien Term Loan
  5.39-7.08%, 06/30/13(d)                                40,833          38,332
-------------------------------------------------------------------------------
  First Lien Term Loan
  5.39-7.08%, 07/31/13(d)                               113,687         106,724
-------------------------------------------------------------------------------
Bluegrass Container Co.
  First Lien Term Loan
  5.39%, 07/31/13(d)                                     22,780          21,385
-------------------------------------------------------------------------------
Verso Papers Holding, LLC
  Term Loan
  6.58%, 08/01/13(d)                                    128,759         113,951
===============================================================================
                                                                        280,392
===============================================================================


PAPER PRODUCTS-0.06%

Xerium S.A. U.S.
  Term Loan
  7.58%, 05/18/12(d)                                    177,592         151,841
===============================================================================


PERSONAL PRODUCTS-1.76%

American Safety Razor Co.
  Term Loan
  5.75-7.65%, 07/31/13(d)                               203,895         185,544
-------------------------------------------------------------------------------
  Second Lien Term Loan
  9.38%, 01/31/14(d)                                    183,000         157,380
-------------------------------------------------------------------------------
Hanesbrands Inc.
  Second Lien Term Loan
  6.99%, 03/05/14(d)                                  2,456,018       2,339,358
-------------------------------------------------------------------------------
HVHC, Inc.
  Term Loan B
  7.08-7.39%, 08/01/13(d)                             1,414,928       1,266,361
-------------------------------------------------------------------------------
Topps Company Inc.
  Term Loan
  5.89%, 10/12/14(d)                                    568,083         499,913
===============================================================================
                                                                      4,448,556
===============================================================================


PHARMACEUTICALS-0.06%

Quintiles Transnational Corp.
  Term Loan B
  6.83%, 03/31/13(d)                                    105,116          97,758
-------------------------------------------------------------------------------
  Second Lien Term Loan
  8.83%, 03/31/14(d)                                     74,764          65,044
===============================================================================
                                                                        162,802
===============================================================================


PROPERTY & CASUALTY INSURANCE-1.03%

Starbound II
  Term Loan A
  7.59%, 08/20/09                                     1,400,000       1,400,000
-------------------------------------------------------------------------------
  Term Loan B
  6.09%, 08/20/09                                     1,200,000       1,200,000
===============================================================================
                                                                      2,600,000
===============================================================================


PUBLISHING-2.94%

American Media, Inc.
  Term Loan B
  6.34-8.16%, 01/30/13(d)                             2,029,412       1,826,471
-------------------------------------------------------------------------------
Caribe Information Investment Inc.
  Term Loan
  5.38-7.08%, 03/31/13(d)                                76,469          71,125
-------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B2
  4.58-6.65%, 03/09/10(d)                               846,646         801,592
-------------------------------------------------------------------------------
  6.33%, 03/09/10(d)                                     13,640          12,914
-------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Second Lien Term Loan
  10.38%, 01/26/14(d)                                    59,090          47,124
-------------------------------------------------------------------------------
  Term Loan
  5.88%, 07/26/13(d)                                    114,880          91,617
-------------------------------------------------------------------------------
F & W Publications, Inc.
  Second Lien Term Loan
  9.16%, 08/05/13(d)                                    357,143         289,286
-------------------------------------------------------------------------------
Gatehouse Media, Inc.
  Delay Draw Term Loan
  5.09-6.45%, 08/28/14(d)                               790,661         559,788
-------------------------------------------------------------------------------
  Term Loan
  7.41%, 08/28/14(d)                                     24,385          17,313
-------------------------------------------------------------------------------
  Term Loan B
  5.09%, 08/28/14(d)                                  2,131,101       1,508,820
-------------------------------------------------------------------------------
Hanley Wood LLC
  Term Loan
  6.31-6.98%, 03/08/14(d)                               328,350         246,057
-------------------------------------------------------------------------------
MediaNews Group
  Term Loan B
  6.64%, 12/30/10(d)                                  1,564,333       1,228,001
-------------------------------------------------------------------------------
Reader's Digest Association Inc.
  Term Loan B
  7.13-7.46%, 03/02/14(d)                               451,665         365,397
-------------------------------------------------------------------------------
Yell Group Ltd.
  Term Loan B1
  5.12%, 10/27/12(d)                                    429,750         375,725
===============================================================================
                                                                      7,441,230
===============================================================================



13          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
RAILROADS-0.48%

RailAmerica Inc.
  Term Loan B
  8/14/2008(d)(h)                                    $   64,720    $     60,513
-------------------------------------------------------------------------------
  Term Loan B
  5.32%, 08/14/08(d)                                  1,245,000       1,164,075
===============================================================================
                                                                      1,224,588
===============================================================================


REAL ESTATE MANAGEMENT & DEVELOPMENT-1.02%


Kyle Acquisition Group, LLC
  Three Year Term Loan
  6.63%, 07/20/09(d)                                    888,170         482,572
-------------------------------------------------------------------------------
Lake Las Vegas Resort
  Revolver Loan
  5.26%, 12/22/12(d)                                    268,336          99,284
-------------------------------------------------------------------------------
  Tranches 1 & 2
  16.35%, 12/22/12(d)                                 2,096,692         775,777
-------------------------------------------------------------------------------
RE/MAX International, Inc.
  Term Loan B
  6.63%, 12/17/12(d)                                    620,000         514,600
-------------------------------------------------------------------------------
Rhodes Homes
  First Lien Term Loan
  8.33%, 11/21/10(d)                                    671,770         520,622
-------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
  Term Loan
  5.50%, 09/30/10(d)                                    205,200         182,115
===============================================================================
                                                                      2,574,970
===============================================================================


RESTAURANTS-0.08%

Sbarro Inc.
  Term Loan B
  5.62-7.41%, 01/31/14(d)                               235,223         208,172
===============================================================================


SEMICONDUCTORS-1.88%

AMI Semiconductors, Inc.
  Term Loan
  6.83%, 04/01/12(d)                                    851,389         842,876
-------------------------------------------------------------------------------
Freescale Semiconductor, Inc.
  Term Loan B
  5.01%, 12/01/13(d)                                  4,606,922       3,900,911
===============================================================================
                                                                      4,743,787
===============================================================================


SPECIALIZED CONSUMER SERVICES-0.21%

Jacobson Corp.
  Term Loan B
  5.59%, 06/19/14(d)                                    327,355         243,880
-------------------------------------------------------------------------------
LPL Holdings Inc.
  Term Loan D
  6.83%, 06/28/13(d)                                    126,166         111,341
-------------------------------------------------------------------------------
  6.83%, 06/28/13(d)                                    187,707         165,651
===============================================================================
                                                                        520,872
===============================================================================


SPECIALIZED FINANCE-0.15%

Citco Group Ltd. (The)
  Term Loan B
  6.97%, 06/30/14(d)                                    145,861         131,822
-------------------------------------------------------------------------------
Clayton Holdings, Inc.
  Term Loan
  6.15%, 12/08/11(d)                                     31,866          26,130
-------------------------------------------------------------------------------
E.A. Viner International Co.
  First Lien Term Loan B
  7.83%, 07/31/13(d)                                     63,422          61,361
-------------------------------------------------------------------------------
Nuveen Investments, LLC
  Term Loan
  6.13-7.86%, 11/13/14(d)                               171,014         158,081
===============================================================================
                                                                        377,394
===============================================================================


SPECIALTY CHEMICALS-3.86%

Cognis Deutschland
  Term Loan C
  6.99%, 09/15/13(d)                                    799,515         658,744
-------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Revolver Credit
  5.63%, 05/31/11(d)                                    152,400         143,256
-------------------------------------------------------------------------------
  0%, 05/31/11(d)(e)                                    228,600         214,884
-------------------------------------------------------------------------------
  Syn LOC
  4.87%, 05/05/13(d)                                     91,710          83,812
-------------------------------------------------------------------------------
  Term Loan C1
  7.00%, 05/05/13(d)                                  1,860,184       1,700,002
-------------------------------------------------------------------------------
  Term Loan C2
  7.13%, 05/05/13(d)                                    404,085         369,289
-------------------------------------------------------------------------------
  Term Loan C4
  5.38%, 05/05/13(d)                                    638,412         583,438
-------------------------------------------------------------------------------
  Term Loan C5
  7.13%, 05/05/13(d)                                    115,502         105,556
-------------------------------------------------------------------------------
  Term Loan C7
  7.13%, 05/05/13(d)                                  1,241,760       1,134,831
-------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B
  4.88%, 04/19/14(d)                                  2,457,297       2,330,336
-------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.11%, 12/16/12(d)                                    120,972         102,032
-------------------------------------------------------------------------------
  Term Loan B2
  12/16/13(d)(f)(h)                                     188,892         166,272
-------------------------------------------------------------------------------
  Term Loan B2
  7.36%, 12/16/13(d)                                  1,030,150         906,789
-------------------------------------------------------------------------------
  Term Loan C2
  12/16/14(d)(f)(h)                                     188,892         166,272
-------------------------------------------------------------------------------
  Term Loan C2
  7.86%, 12/16/14(d)                                  1,030,150         906,789
-------------------------------------------------------------------------------
MacDermid Inc.
  Term Loan B
  6.83%, 04/12/14(d)                                    208,701         173,222
===============================================================================
                                                                      9,745,524
===============================================================================


SPECIALTY STORES-0.88%

Eye Care Centers of America, Inc.
  Term Loan
  5.56-7.35%, 03/01/12(d)                               330,473         310,645
-------------------------------------------------------------------------------

14          AIM FLOATING RATE FUND

                                                      PRINCIPAL
                                                       AMOUNT          VALUE
-------------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Mattress Firm
  Term Loan B
  5.50%, 01/18/14(d)                                 $  312,311    $    218,617
-------------------------------------------------------------------------------
Michaels Stores, Inc.
  Term Loan
  5.38-6.00%, 10/31/13(d)                             1,303,715       1,119,121
-------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.
  Term Loan
  5.37-7.08%, 10/26/13(d)                               549,715         495,889
-------------------------------------------------------------------------------
Savers, Inc.
  Canada Term Loan
  7.58%, 08/11/12(d)                                     37,632          33,869
-------------------------------------------------------------------------------
  U.S. Term Loan
  7.58%, 08/11/12(d)                                     40,959          36,863
===============================================================================
                                                                      2,215,004
===============================================================================


SYSTEMS SOFTWARE-1.73%

Dealer Comp-rey
  First Lien Term Loan
  7.20%, 10/26/12(d)                                  1,670,063       1,528,107
-------------------------------------------------------------------------------
  Second Lien Term Loan
  10.34%, 10/26/13(d)                                 1,260,000       1,102,500
-------------------------------------------------------------------------------
Skillsoft
  Term Loan B
  7.58%, 05/14/13(d)                                    296,709         278,907
-------------------------------------------------------------------------------
Verint Systems, Inc.
  Term Loan
  6.24%, 05/25/14(d)                                  1,741,542       1,462,895
===============================================================================
                                                                      4,372,409
===============================================================================


TEXTILES-0.18%

GTM Holdings Inc.
  First Lien Term Loan
  6.01-6.02%, 10/30/13(d)                               506,385         455,747
===============================================================================


TRADING COMPANIES DISTRIBUTORS-0.08%

Brenntag A.G
  Term Loan B2
  5.79%, 01/18/14(d)                                     17,998          15,545
-------------------------------------------------------------------------------
  5.79%, 01/18/14(d)                                    169,713         146,591
-------------------------------------------------------------------------------
  U.S. Acquired Term Loan
  5.79%, 01/18/14(d)                                     14,592          12,603
-------------------------------------------------------------------------------
  5.79%, 01/18/14(d)                                     30,907          26,697
===============================================================================
                                                                        201,436
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-5.46%

Asurion Corp.
  First Lien Term Loan
  6.10%, 07/03/14(d)                                  5,466,667       4,624,800
-------------------------------------------------------------------------------
Canwest Mediaworks
  Term Loan B
  5.09%, 07/13/14(d)                                    269,052         244,165
-------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  02/08/12(d)(h)                                        125,031         122,968
-------------------------------------------------------------------------------
  Term Loan B
  6.63%, 02/08/12(d)                                  1,059,747       1,042,261
-------------------------------------------------------------------------------
Global Tel*Link
  Acquisition Syn Deposit Commitment 4.73%,
  02/14/13(d)                                           114,683         100,921
-------------------------------------------------------------------------------
  Syn LOC
  4.73%, 02/14/13(d)                                     28,670          25,230
-------------------------------------------------------------------------------
  Term Loan
  8.33%, 02/14/13(d)                                    503,276         442,883
-------------------------------------------------------------------------------
Idearc, Inc. (Verizon)
  Term Loan B
  6.83%, 11/17/14(d)                                  3,801,600       3,127,607
-------------------------------------------------------------------------------
MetroPCS Communications, Inc.
  Term Loan B
  5.50-7.13%, 11/03/13(d)                             1,953,790       1,787,229
-------------------------------------------------------------------------------
NuVox, Inc.
  Term Loan
  8.24%, 05/31/14(d)                                  1,727,046       1,545,707
-------------------------------------------------------------------------------
Virgin Mobile USA
  Term Loan
  9.33%, 11/30/11(d)                                    919,799         742,738
===============================================================================
                                                                     13,806,509
===============================================================================
     Total Senior Secured Floating Rate Interests
       (Cost $272,952,481)                                          237,488,104
===============================================================================



FLOATING RATE NOTES-1.41%

COMMUNICATION EQUIPMENT-0.85%

Qwest Corp.
  Sr. Unsec. Floating Rate Global Notes
  8.24%, 06/15/13(d)(i)                               2,250,000       2,151,450
===============================================================================


HEAVY ELECTRICAL EQUIPMENT-0.17%

Sanmina-SCI Corp. Gtd.
  Floating Rate Notes 7.74%, 06/15/10(d)(i)(j)          437,000         429,353
===============================================================================


METAL & GLASS CONTAINERS-0.31%

Berry Plastics Holding Corp.
  Sec. Sub. Floating Rate Global Notes 8.87%,
  09/15/14(d)(i)                                        996,000         791,820
===============================================================================


PAPER PACKAGING-0.08%

Verso Paper Holdings, LLC
  Series B, Sr. Sec. Gtd. Floating Rate Global
  Notes 6.99%, 08/01/14(d)(i)                           228,000         194,940
===============================================================================
     Total Floating Rate Notes (Cost $3,920,206)                      3,567,563
===============================================================================


                                                       SHARES
-------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS-0.61%

ENVIRONMENTAL & FACILITIES SERVICES-0.61%

Safety-Kleen Holdco, Inc.
  (Acquired 12/24/03; Cost $2,062,077)(f)(j)(k)(l)      102,803       1,542,045
===============================================================================



15          AIM FLOATING RATE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MONEY MARKET FUNDS-0.89%

Liquid Assets Portfolio-Institutional Class(m)        1,127,518    $  1,127,518
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)              1,127,518       1,127,518
===============================================================================
     Total Money Market Funds (Cost $2,255,036)                       2,255,036
===============================================================================
TOTAL INVESTMENTS-96.90% (Cost $281,189,800)                        244,852,748
===============================================================================
OTHER ASSETS LESS LIABILITIES-3.10%                                   7,832,239
===============================================================================
NET ASSETS-100.00%                                                 $252,684,987
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

DIP      - Debtor-in-possession
Gtd.     - Guaranteed
LOC      - Letter of Credit
NR       - Security is not rated
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Syn LOC  - Synthetic Letter of Credit
Unsec.   - Unsecured


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's
(b) Senior secured corporate loans and senior secured debt securities are, at present, may not be readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 29, 2008 was $236,391,785 which reprented 93.55% of the Fund's Net Assets. See Note 1A.
(e) All or a portion of this holding is subject to unfunded loan commitments. See Note 6.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 29, 2008 was $4,308,396, which represented 1.71% of the Fund's Net Assets.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of this security at February 29, 2008 was 0.82% of the Fund's Net Assets. See Note 1A.
(h) This floating rate interest will settle after February 28, 2008, at which time the interest rate will be determined.
(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2008.
(j) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of these securities at February 29, 2008 was $1,971,398, which represented 0.78% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(k)   Acquired as a part of a bankruptcy restructuring.
(l)   Non-income producing security.
(m) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


16          AIM FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $278,934,764)                          $242,597,712
-----------------------------------------------------
Investments in affiliated money market
  funds (Cost $2,255,036)                   2,255,036
=====================================================
     Total investments (Cost
       $281,189,800)                      244,852,748
=====================================================
Cash                                           94,482
-----------------------------------------------------
Receivables for:
  Investments sold                         28,718,521
-----------------------------------------------------
  Fund shares sold                          1,372,559
-----------------------------------------------------
  Dividends and interest                    2,643,604
-----------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans            21,982
-----------------------------------------------------
Other assets                                   74,188
=====================================================
     Total assets                         277,778,084
_____________________________________________________
=====================================================


LIABILITIES:

Payables for:
  Investments purchased                    14,923,888
-----------------------------------------------------
  Fund shares reacquired                      606,072
-----------------------------------------------------
  Dividends                                   350,761
-----------------------------------------------------
  Loan outstanding                          8,800,000
-----------------------------------------------------
Accrued interest expense and line of
  credit fees                                 170,095
-----------------------------------------------------
Trustee deferred compensation and
  retirement plans                             41,963
-----------------------------------------------------
Accrued distribution fees                      68,615
-----------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,486
-----------------------------------------------------
Accrued transfer agent fees                    50,458
-----------------------------------------------------
Accrued operating expenses                     77,759
=====================================================
     Total liabilities                     25,093,097
=====================================================
Net assets applicable to shares
  outstanding                            $252,684,987
_____________________________________________________
=====================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $348,949,930
-----------------------------------------------------
Undistributed net investment income           202,937
-----------------------------------------------------
Undistributed net realized gain (loss)    (60,130,828)
-----------------------------------------------------
Unrealized appreciation (depreciation)    (36,337,052)
=====================================================
                                         $252,684,987
_____________________________________________________
=====================================================



NET ASSETS:

Class A                                  $140,343,658
_____________________________________________________
=====================================================
Class C                                  $ 67,482,773
_____________________________________________________
=====================================================
Class R                                  $    257,508
_____________________________________________________
=====================================================
Institutional Class                      $ 44,601,048
_____________________________________________________
=====================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                    17,830,376
_____________________________________________________
=====================================================
Class C                                     8,596,627
_____________________________________________________
=====================================================
Class R                                        32,668
_____________________________________________________
=====================================================
Institutional Class                         5,664,580
_____________________________________________________
=====================================================
Class A:
  Net asset value per share              $       7.87
-----------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.87 /
     97.50%)                             $       8.07
_____________________________________________________
=====================================================
Class C:
  Net asset value and offering price
     per share                           $       7.85
_____________________________________________________
=====================================================
Class R:
  Net asset value and offering price
     per share                           $       7.88
_____________________________________________________
=====================================================
Institutional Class:
  Net asset value and offering price
     per share                           $       7.87
_____________________________________________________
=====================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


17          AIM FLOATING RATE FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Interest                                                                          $ 12,831,526
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                           109,166
==============================================================================================
     Total investment income                                                        12,940,692
==============================================================================================


EXPENSES:

Advisory fees                                                                          999,021
----------------------------------------------------------------------------------------------
Administrative services fees                                                            50,268
----------------------------------------------------------------------------------------------
Custodian fees                                                                          14,758
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              222,052
----------------------------------------------------------------------------------------------
  Class C                                                                              304,684
----------------------------------------------------------------------------------------------
  Class R                                                                                  561
----------------------------------------------------------------------------------------------
Interest and line of credit fees                                                       146,535
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, C, and R                                                     148,252
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     2,138
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                               13,400
----------------------------------------------------------------------------------------------
Professional services fees                                                             120,925
----------------------------------------------------------------------------------------------
Other                                                                                   97,754
==============================================================================================
     Total expenses                                                                  2,120,348
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (9,946)
==============================================================================================
     Net expenses                                                                    2,110,402
==============================================================================================
Net investment income                                                               10,830,290
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                 (6,023,635)
==============================================================================================
Change in net unrealized appreciation (depreciation)                               (21,207,287)
==============================================================================================
Net realized and unrealized gain (loss)                                            (27,230,922)
==============================================================================================
Net increase (decrease) in net assets resulting from operations                   $(16,400,632)
______________________________________________________________________________________________
==============================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


18          AIM FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $ 10,830,290    $ 18,332,643
-----------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (6,023,635)     (1,576,830)
-----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                    (21,207,287)    (15,183,532)
=====================================================================================================
     Net increase (decrease) in net assets resulting from operations      (16,400,632)      1,572,281
=====================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                  (6,377,255)    (12,010,921)
-----------------------------------------------------------------------------------------------------
  Class C                                                                  (2,708,640)     (3,853,550)
-----------------------------------------------------------------------------------------------------
  Class R                                                                      (7,305)        (11,741)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (1,811,663)     (2,348,810)
=====================================================================================================
     Decrease in net assets resulting from distributions                  (10,904,863)    (18,225,022)
=====================================================================================================
Share transactions-net:
  Class A                                                                 (44,822,009)     54,828,863
-----------------------------------------------------------------------------------------------------
  Class C                                                                  (6,462,093)     40,663,685
-----------------------------------------------------------------------------------------------------
  Class R                                                                         839         212,514
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                         929,580      26,073,209
=====================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                       (50,353,683)    121,778,271
=====================================================================================================
     Net increase (decrease) in net assets                                (77,659,178)    105,125,530
=====================================================================================================


NET ASSETS:

  Beginning of period                                                     330,344,165     225,218,635
=====================================================================================================
  End of period (including undistributed net investment income of
     $202,937 and $277,510, respectively)                                $252,684,987    $330,344,165
_____________________________________________________________________________________________________
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


19          AIM FLOATING RATE FUND

STATEMENT OF CASH FLOWS

For the six months ended February 29, 2008
(Unaudited)




CASH PROVIDED BY OPERATING ACTIVITIES:

  Net decrease in net assets resulting from operations                            $ (16,400,632)
===============================================================================================


ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                                         (116,587,537)
-----------------------------------------------------------------------------------------------
  Proceeds from disposition of investments and principal payments                   155,981,181
-----------------------------------------------------------------------------------------------
  Decrease in receivables and other assets                                              819,716
-----------------------------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on investment securities          (70,264)
-----------------------------------------------------------------------------------------------
  Increase in accrued expenses and other payables                                        98,613
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment securities                    21,207,287
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                                   6,023,635
===============================================================================================
     Net cash provided by operating activities                                       51,071,999
===============================================================================================


CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Net increase in borrowings on line of credit                                        8,800,000
-----------------------------------------------------------------------------------------------
  Dividends paid to shareholders                                                     (3,129,504)
-----------------------------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                                   47,327,194
-----------------------------------------------------------------------------------------------
  Decrease in payable to custodian                                                      (38,655)
-----------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                      (106,222,102)
===============================================================================================
     Net cash provided (used in) by financing activities                            (53,263,067)
===============================================================================================
Net increase (decrease) in cash and cash equivalents                                 (2,191,068)
===============================================================================================
Cash and cash equivalents at beginning of period                                      4,540,586
===============================================================================================
Cash and cash equivalents at end of period                                        $   2,349,518
===============================================================================================


NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in reinvestment of dividends
     paid to shareholders                                                         $   7,963,793
_______________________________________________________________________________________________
===============================================================================================
Supplemental disclosure of cash flow information:

Cash paid during the six months for interest and line of credit fees was $0



See accompanying Notes to Financial Statements which are an integral part of the financial statements.


20          AIM FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the

21          AIM FLOATING RATE FUND
      settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.


22          AIM FLOATING RATE FUND

M. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
------------------------------------------------------------------
First $500 million                                          0.65%
------------------------------------------------------------------
Next $4.5 billion                                           0.60%
------------------------------------------------------------------
Next $5 billion                                             0.575%
------------------------------------------------------------------
Over $10 billion                                            0.55%
__________________________________________________________________
==================================================================




  Invesco Aim has entered in a sub-advisory agreement with Invesco Senior Secured Management, Inc. ("ISSM"). Under the terms of the Sub-advisory agreement, Invesco Aim pays ISSM 40% of the amount of Invesco Aim's compensation on the sub-advised assets annually.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 1.50%, 2.00%, 1.75% and 1.25% of average daily net assets, respectively at least through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees of $3,743.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 29, 2008, Invesco reimbursed expenses of the Fund in the amount of $1,902.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges

23          AIM FLOATING RATE FUND
that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $11,422 in front-end sales commissions from the sale of Class A shares and $286, $38,769 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 29, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,301.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $691 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $50,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. During the six months ended February 29, 2008, the fund had average borrowings for the 109 days the borrowings were outstanding of $6,100,549, with a weighted average interest rate of 4.40% and interest expense of $133,619.

  The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


24          AIM FLOATING RATE FUND

NOTE 6--UNFUNDED LOAN COMMITMENTS

As of February 29, 2008, the Fund had unfunded loan commitments of $5,839,867, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                                              UNFUNDED
BORROWER                                                                                    COMMITMENTS
-------------------------------------------------------------------------------------------------------
Advanced Food                                Delay Draw Term Loan                            $  191,333
-------------------------------------------------------------------------------------------------------
American Gaming Systems                      Delay Draw Term Loan                                71,158
-------------------------------------------------------------------------------------------------------
Bally Tech Alliance                          Term Loan                                        2,182,500
-------------------------------------------------------------------------------------------------------
Big West Oil LLC                             Term Loan                                          160,219
-------------------------------------------------------------------------------------------------------
Cannery Casino                               Delay Draw Term Loan                               517,584
-------------------------------------------------------------------------------------------------------
Centaur Gaming                               Term Loan                                           65,216
-------------------------------------------------------------------------------------------------------
Community Health System                      Delay Draw Term Loan                               213,154
-------------------------------------------------------------------------------------------------------
Golden Nugget, Inc.                          Term Loan                                          115,584
-------------------------------------------------------------------------------------------------------
Greektown Casino LLC                         Term Loan                                           24,819
-------------------------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.             Term Loan                                          214,884
-------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.                       Delay Draw Term Loan                               161,828
-------------------------------------------------------------------------------------------------------
Las Vegas Sands Venetian                     Term Loan                                          634,150
-------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                  Revolver Loan                                      104,060
-------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)    Revolver Loan                                      820,000
-------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.                Delay Draw Term Loan                               363,378
=======================================================================================================
                                                                                             $5,839,867
_______________________________________________________________________________________________________
=======================================================================================================



NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                                                 CAPITAL LOSS
EXPIRATION                                                                      CARRYFORWARD*
---------------------------------------------------------------------------------------------
August 31, 2009                                                                  $10,188,057
---------------------------------------------------------------------------------------------
August 31, 2010                                                                   21,273,718
---------------------------------------------------------------------------------------------
August 31, 2011                                                                   10,298,295
---------------------------------------------------------------------------------------------
August 31, 2012                                                                    2,745,717
---------------------------------------------------------------------------------------------
August 31, 2013                                                                    5,482,284
---------------------------------------------------------------------------------------------
August 31, 2014                                                                    2,498,917
=============================================================================================
Total capital loss carryforward                                                  $52,486,988
_____________________________________________________________________________________________
=============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


25          AIM FLOATING RATE FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $103,796,835 and $160,893,599, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $    207,340
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (36,603,817)
==============================================================================================
Net unrealized appreciation (depreciation) of investment securities               $(36,396,477)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $281,249,225.


NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                               FEBRUARY 29, 2008(a)               AUGUST 31, 2007
                                                           ---------------------------     ----------------------------
                                                             SHARES          AMOUNT           SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   2,916,425     $ 25,122,656      15,632,471     $141,742,534
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                   1,861,681       15,932,476       6,756,210       61,144,110
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                      10,009           83,296          29,874          269,881
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         725,685        6,230,714       2,833,402       25,745,014
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                     499,651        4,245,059         837,317        7,536,389
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     238,083        2,015,870         330,246        2,963,539
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         561            4,594           1,291           11,601
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         200,671        1,698,270         253,496        2,281,192
=======================================================================================================================
Reacquired:(b)
  Class A                                                  (8,718,318)     (74,189,724)    (10,549,550)     (94,450,060)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                  (2,926,316)     (24,410,439)     (2,625,854)     (23,443,964)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                      (9,989)         (87,051)         (7,693)         (68,968)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (816,072)      (6,999,404)       (218,519)      (1,952,997)
=======================================================================================================================
                                                           (6,017,929)    $(50,353,683)     13,272,691     $121,778,271
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
      In addition, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Net of redemption fees of $16,118 and $37,781 which were allocated among the classes based on relative net assets of each class for the six months ended February 29, 2008 and the year ended August 31, 2007, respectively.


26          AIM FLOATING RATE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of Reorganization) includes financial data for Class B shares of the predecessor fund.


                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                                                           JANUARY 1, 2006              YEAR ENDED
                                          SIX MONTHS ENDED    YEAR ENDED          TO                   DECEMBER 31,
                                            FEBRUARY 29,      AUGUST 31,      AUGUST 31,     --------------------------------
                                                2008             2007            2006          2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   8.67         $   9.06        $   9.04      $   9.02    $   8.77    $   8.51
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.30             0.60(a)         0.37(a)       0.43        0.30        0.33
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (0.80)           (0.39)           0.02          0.01        0.25        0.25
=============================================================================================================================
     Total from investment operations            (0.50)            0.21            0.39          0.44        0.55        0.58
=============================================================================================================================
Less distributions:
  Dividends from net investment income           (0.30)           (0.60)          (0.37)        (0.42)      (0.29)      (0.32)
-----------------------------------------------------------------------------------------------------------------------------
  Return of capital                                 --               --              --            --       (0.01)         --
=============================================================================================================================
     Total distributions                         (0.30)           (0.60)          (0.37)        (0.42)      (0.30)      (0.32)
=============================================================================================================================
Redemption fees added to shares of
  beneficial interest                             0.00             0.00            0.00            --          --          --
=============================================================================================================================
Net asset value, end of period                $   7.87         $   8.67        $   9.06      $   9.04    $   9.02    $   8.77
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                  (5.92)%           2.28%           4.32%         5.00%       6.36%       6.94%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $140,344         $200,449        $155,953      $159,206    $190,814    $221,964
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense):
  With fee waivers and/or expense
     reimbursements                               1.30%(c)         1.29%           1.58%(d)      2.04%       1.65%       1.48%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.30%(c)         1.30%           1.86%(d)      2.17%       1.69%       1.48%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense):
  With fee waivers and/or expense
     reimbursements                               1.20%(c)         1.27%           1.37%(d)      1.50%       1.50%       1.48%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.20%(c)         1.28%           1.65%(d)      1.63%       1.54%       1.48%
=============================================================================================================================
Ratio of net investment income to
  average net assets                              7.12%(c)         6.65%           6.06%(d)      4.69%       3.31%       3.80%
-----------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average
  net assets(e)                                   0.10%(c)         0.02%           0.21%(d)      0.54%       0.15%         --%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                          34%             117%             54%           56%         82%         72%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $178,617,945.
(d)  Annualized.
(e)  Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


27          AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of Reorganization) includes financial data for Class C Shares of the predecessor fund.

                                                                                CLASS C
                                          ----------------------------------------------------------------------------------
                                                                            JANUARY 1, 2006              YEAR ENDED
                                          SIX MONTHS ENDED    YEAR ENDED           TO                   DECEMBER 31,
                                            FEBRUARY 29,      AUGUST 31,       AUGUST 31,      -----------------------------
                                                2008             2007             2006           2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  8.65          $  9.04         $  9.02        $  8.99    $  8.75    $  8.49
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.28             0.56(a)         0.34(a)        0.40       0.27       0.31
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)              (0.80)           (0.39)           0.02           0.03       0.25       0.25
============================================================================================================================
     Total from investment operations            (0.52)            0.17            0.36           0.43       0.52       0.56
============================================================================================================================
Less distributions:
  Dividends from net investment income           (0.28)           (0.56)          (0.34)         (0.40)     (0.27)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
  Return of capital                                 --               --              --             --      (0.01)        --
============================================================================================================================
     Total distributions                         (0.28)           (0.56)          (0.34)         (0.40)     (0.28)     (0.30)
============================================================================================================================
Redemption fees added to shares of
  beneficial interest                             0.00             0.00            0.00             --         --         --
============================================================================================================================
Net asset value, end of period                 $  7.85          $  8.65         $  9.04        $  9.02    $  8.99    $  8.75
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                  (6.18)%           1.76%           4.05%          4.85%      5.98%      6.68%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                     $67,483          $81,479         $44,853        $47,624    $34,518    $20,793
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense):
  With fee waivers and/or expense
     reimbursements                               1.80%(c)         1.79%           1.97%(d)       2.29%      1.89%      1.73%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.80%(c)         1.80%           2.36%(d)       2.67%      2.19%      1.98%
============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense):
  With fee waivers and/or expense
     reimbursements                               1.70%(c)         1.77%           1.76%(d)       1.75%      1.74%      1.73%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.70%(c)         1.78%           2.15%(d)       2.13%      2.04%      1.98%
============================================================================================================================
Ratio of net investment income to
  average net assets                              6.62%(c)         6.15%           5.67%(d)       4.44%      3.07%      3.55%
----------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average
  net assets(e)                                   0.10%(c)         0.02%           0.21%(d)       0.54%      0.15%        --%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                          34%             117%             54%            56%        82%        72%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $81,695,375.
(d)  Annualized.
(e)  Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


28          AIM FLOATING RATE FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS R
                                                     -------------------------------------------------------
                                                                                            APRIL 13, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 8.66            $ 9.06              $ 9.11
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.30              0.58(a)             0.21(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.79)            (0.40)              (0.05)
============================================================================================================
     Total from investment operations                      (0.49)             0.18                0.16
============================================================================================================
Less dividends from net investment income                  (0.29)            (0.58)              (0.21)
------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial
  interest                                                  0.00              0.00                0.00
============================================================================================================
Net asset value, end of period                            $ 7.88            $ 8.66              $ 9.06
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (5.81)%            1.91%               1.80%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $  258            $  278              $   78
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers and/or expense reimbursements            1.55%(c)          1.54%               1.53%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.55%(c)          1.55%               1.53%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements            1.45%(c)          1.52%               1.52%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.45%(c)          1.53%               1.52%(d)
============================================================================================================
Ratio of net investment income to average net
  assets                                                    6.87%(c)          6.40%               6.11%(d)
------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets(e)          0.10%(c)          0.02%               0.01%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                    34%              117%                 54%
____________________________________________________________________________________________________________
============================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $225,480.
(d)  Annualized.
(e)  Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



29          AIM FLOATING RATE FUND

                                                                       INSTITUTIONAL CLASS
                                                     -------------------------------------------------------
                                                                                            APRIL 13, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.67           $  9.06            $  9.11
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.32              0.63(a)            0.23(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (0.80)            (0.39)             (0.05)
============================================================================================================
     Total from investment operations                       (0.48)             0.24               0.18
============================================================================================================
Less dividends from net investment income                   (0.32)            (0.63)             (0.23)
------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial
  interest                                                   0.00              0.00               0.00
============================================================================================================
Net asset value, end of period                            $  7.87           $  8.67            $  9.06
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                             (5.77)%            2.62%              2.00%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $44,601           $48,138            $24,335
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.94%(c)          0.95%              0.98%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                          0.94%(c)          0.96%              0.98%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements             0.84%(c)          0.93%              0.97%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                          0.84%(c)          0.94%              0.97%(d)
============================================================================================================
Ratio of net investment income to average net
  assets                                                     7.48%(c)          6.99%              6.66%(d)
------------------------------------------------------------------------------------------------------------
Ratio of interest expense to average net assets(e)           0.10%(c)          0.02%              0.01%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                     34%              117%                54%
____________________________________________________________________________________________________________
============================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $48,541,170.
(d)  Annualized.
(e)  Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  AIM Floating Rate Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in two private civil lawsuits filed in the United States Bankruptcy Court, Southern District of New York (Enron Corp. v. J.P. Morgan Securities, Inc., et al., Case No. 01-16034(AJG) and Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). These lawsuits seek, respectively, avoidance of certain payments made by Enron Corp. and avoidance of certain loans to Adelphia Communications Corp. The Enron lawsuit alleges that payments made to the Fund and other creditors to prepay and/or redeem certain commercial paper prior to its maturity were preferential transfers. The amount sought to be recovered from the Fund in the Enron lawsuit is the aggregate amount of the repurchases of Enron's commercial paper from the fund during the 90 days prior to the filing by Enron of a bankruptcy petition (approximately $10 million) plus interest and Enron's court costs. The Adelphia lawsuit alleges that the purchasers of Adelphia's bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified.

  At this time, management of Invesco Aim and the Fund are unable to make an assessment of the likelihood of loss in the Enron and Adelphia lawsuits, and the Fund therefore has not recorded a liability in its financial statements for any potential loss in either of these lawsuits.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations

30          AIM FLOATING RATE FUND
and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


31          AIM FLOATING RATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $941.50        $6.28       $1,018.40       $6.52        1.30%
--------------------------------------------------------------------------------------------------
       C            1,000.00        938.20         8.67        1,015.91        9.02        1.80
--------------------------------------------------------------------------------------------------
       R            1,000.00        943.10         7.49        1,017.16        7.77        1.55
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


32          AIM FLOATING RATE FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December 12-13,   credentials and experience of the          agreement, as well as the allocation of
2007, the Board of Trustees of AIM Counselor    officers and employees of the Affiliated   fees between Invesco Aim and the
Series Trust (the OBoardO), including a         Sub-Advisors who will provide these        Affiliated Sub-Advisors pursuant to the
majority of the independent trustees, voting    services. The Board concluded that the     sub-advisory agreement. The Board noted
separately, approved the sub-advisory           nature, extent and quality of the          that the sub-advisory fees have no
agreement for AIM Floating Rate Fund (the       services to be provided by the             direct effect on the Fund or its
OFundO), effective on or about May 1, 2008.     Affiliated Sub-Advisors were               shareholders, as they are paid by
In so doing, the Board determined that the      appropriate. The Board noted that the      Invesco Aim to the Affiliated
sub-advisory agreement is in the best           Affiliated Sub-Advisors, which have        Sub-Advisors, and that Invesco Aim and
interests of the Fund and its shareholders      offices and personnel that are             the Affiliated Sub-Advisors are
and that the compensation to AIM Funds          geographically dispersed in financial      affiliates. After taking account of the
Management Inc., (AIM Funds Management Inc.     centers around the world, have been        Fund's contractual sub-advisory fee
anticipates changing its name to Invesco        formed in part for the purpose of          rate, as well as other relevant
Trimark Investment Management Inc. on or        researching and compiling information      factors, the Board concluded that the
prior to December 31, 2008), Invesco Asset      and making recommendations on the          Fund's sub-advisory fees were fair and
Management Deutschland, GmbH, Invesco Asset     markets and economies of various           reasonable.
Management Limited, Invesco Asset Management    countries and securities of companies
(Japan) Limited, Invesco Australia Limited,     located in such countries or on various       D.   Financial Resources of the
Invesco Global Asset Management (N.A.), Inc.,   types of investments and investment                Affiliated Sub-Advisors
Invesco Hong Kong Limited, Invesco              techniques, and providing investment
Institutional (N.A.), Inc., and Invesco         advisory services. The Board concluded     The Board considered whether each
Senior Secured Management, Inc.                 that the sub-advisory agreement will       Affiliated Sub-Advisor is financially
(collectively, the "Affiliated Sub-Advisors")   benefit the Fund and its shareholders by   sound and has the resources necessary
under the sub-advisory agreement is fair and    permitting Invesco Aim to utilize the      to perform its obligations under the
reasonable.                                     additional resources and talent of the     sub-advisory agreement, and concluded
                                                Affiliated Sub-Advisors in managing the    that each Affiliated Sub-Advisor has
   The independent trustees met separately      Fund.                                      the financial resources necessary to
during their evaluation of the sub-advisory                                                fulfill these obligations.
agreement with independent legal counsel from   B. Fund Performance
whom they received independent legal advice,
and the independent trustees also received      The Board did view Fund performance as a
assistance during their deliberations from      relevant factor in considering whether
the independent Senior Officer, a full-time     to approve the sub-advisory agreement
officer of the AIM Funds who reports directly   for the Fund, as one of the Affiliated
to the independent trustees. The sub-advisory   Sub-Advisors currently serves as the
agreement was considered separately for the     sub-advisor to the Fund. The Board
Fund, although the Board also considered the    compared the Fund's performance during
common interests of all of the AIM Funds in     the past one, three and five calendar
their deliberations. The Board                  years to the performance of funds in the
comprehensively considered all of the           Fund's Lipper peer group that are not
information provided to them and did not        managed by Invesco Aim, and against the
identify any particular factor that was         performance of all funds in the S&P/LSTA
controlling. Furthermore, each trustee may      Leveraged Loan Index. The Board also
have evaluated the information provided         reviewed the methodology used by Lipper
differently from one another and attributed     to identify the Fund's peers. The Board
different weight to the various factors.        noted that the Fund's performance was
                                                above the median performance of its
   Set forth below is a discussion of the       peers for the one, three and five year
material factors and related conclusions that   periods. The Board noted that the Fund's
formed the basis for the Board's approval of    performance was comparable to the
the sub-advisory agreement for the Fund.        performance of the Index for the one,
                                                three and five year periods. The Board
     A.   Nature, Extent and Quality of         also considered the steps Invesco Aim
          Services to be Provided by the        has taken over the last several years to
          Affiliated Sub-Advisors               improve the quality and efficiency of
                                                the services that Invesco Aim provides
The Board reviewed the services to be           to the AIM Funds. The Board concluded
provided by the Affiliated Sub-Advisors under   that Invesco Aim continues to be
the sub-advisory agreement and the              responsive to the Board's focus on fund
                                                performance.

                                                C. Sub-Advisory Fees

                                                   The Board considered the services to
                                                be provided by the Affiliated
                                                Sub-Advisors pursuant to the
                                                sub-advisory agreement and the services
                                                to be provided by Invesco Aim pursuant
                                                to the Fund's advisory


33   AIM FLOATING RATE FUND

PROXY RESULTS

A Special Meeting of Shareholders of AIM Floating Rate Fund, an investment portfolio of AIM Counselor Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc., Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.


The results of the voting on the above matter were as follows:


                                                                               VOTES     WITHHELD/      BROKER
     MATTER                                                       VOTES FOR   AGAINST   ABSTENTIONS   NON-VOTES
---------------------------------------------------------------------------------------------------------------
(1)  Approve a new sub-advisory agreement between Invesco Aim
     Advisors, Inc. and each of AIM Funds Management, Inc.,
     Invesco Asset Management Deutschland, GmbH; Invesco Asset
     Management Limited; Invesco Asset Management (Japan)
     Limited; Invesco Australia Limited; Invesco Global Asset
     Management (N.A.), Inc.; Invesco Hong Kong Limited;
     Invesco Institutional (N.A.), Inc.; and Invesco Senior
     Secured Management, Inc. ................................   17,425,856   614,061     812,141     5,975,392



Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


33          AIM FLOATING RATE FUND

Supplement to Semiannual Report dated 2/29/08

AIM FLOATING RATE FUND

                                                   =====================================      The total annual Fund operating
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS            expense ratio set forth in the most
                                                                                           recent Fund prospectus as of the date of
The following information has been prepared to     For periods ended 2/29/08               this supplement for Institutional Class
provide Institutional Class shareholders with a    10 Years                        3.50%   shares was 1.08%. The expense ratios
performance overview specific to their holdings.    5 Years                        3.63    presented above may vary from the expense
Institutional Class shares are offered              1 Year                        -7.18    ratios presented in other sections of the
exclusively to institutional investors,             6  Months*                    -5.65    actual report that are based on expenses
including defined contribution plans that meet                                             incurred during the period covered by the
certain criteria.                                  AVERAGE ANNUAL TOTAL RETURNS            report.

                                                   For periods ended 12/31/07, most           Had the advisor not waived fees and/or
                                                   recent calendar quarter-end             reimbursed expenses in the past,
                                                                                           performance would have been lower.
                                                   10 Years                        4.37%
                                                    5 Years                        5.37       Please note that past performance is
                                                    1 Year                         1.29    not indicative of future results. More
                                                    6 Months*                     -2.02    recent returns may be more or less than
                                                                                           those shown. All returns assume
                                                   *  Cumulative total return that has     reinvestment of distributions at NAV.
                                                      not been annualized                  Investment return and principal value
                                                   =====================================   will fluctuate so your shares, when
                                                                                           redeemed, may be worth more or less than
                                                   As of the close of business on April    their original cost. See full report for
                                                   13, 2006, the Fund reorganized from a   information on comparative benchmarks.
                                                   Closed-End Fund to an Open-End Fund.    Please consult your Fund prospectus for
                                                   The inception date for the Open-End     more information. For the most current
                                                   Fund's Institutional Class shares is    month-end performance, please call
                                                   April 13, 2006; returns since that      800-451-4246 or visit invescoaim.com.
                                                   date are historical returns. All
                                                   other returns are blended returns of
                                                   historical Institutional Class shares
                                                   and restated performance of the
                                                   Closed-End Fund's Class B shares (for
                                                   the periods prior to the inception
                                                   date of Open-End Fund's Institutional
                                                   Class shares) at net asset value. The
                                                   Closed-End Fund's Class B share
                                                   inception date is May 1, 1997.

                                                      Institutional Class shares have no
                                                   sales charge; therefore, performance
                                                   is at NAV. Performance of
                                                   Institutional Class shares will
                                                   differ from performance of other
                                                   share classes primarily due to
                                                   differing sales charges and class
                                                   expenses.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-FLR-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $943.50        $4.54       $1,020.19       $4.72        0.94%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


          AIM FLOATING RATE FUND

EDELIVERY
INVESCOAIM.COM/EDELIVERY


REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                       HOW DO I SIGN UP?

Register for eDelivery to:                         It's easy. Just follow these simple steps:

-    save your Fund the cost of printing and       1.   Log in to your account.
     postage.
                                                   2.   Click on the OService CenterO tab.
-   reduce the amount of paper you receive.
                                                   3.   Select ORegister for eDeliveryO and
-    gain access to your documents faster by not        complete the consent process.
     waiting for the mail.

- view your documents online anytime at your convenience.

-    save the documents to your personal
     computer or print them out for your
     records.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete
Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference
Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the
12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the
Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--SERVICE
MARK-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc.
and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services
represented by Invesco Aim; they each provide investment
advisory services to individual and institutional clients
and do not sell securities. Invesco Institutional (N.A.),               [INVESCO AIM LOGO]
Inc., Invesco Senior Secured Management, Inc., Invesco                   - SERVICE MARK -
Global Asset Management (N.A.), Inc., AIM Funds Management
Inc. (DBA AIM Trimark Investments), Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated
investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM
Funds Management Inc. anticipates changing its name to
Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                     invescoaim.com   FLR-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           AIM MULTI-SECTOR FUND
 - SERVICE MARK -            Semiannual Report to Shareholders February 29, 2008

                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund performance
invescoaim.com               3    Letter to shareholders
                             4    Schedule of investments
                             8    Financial statements
                             11   Notes to financial statements
                             16   Financial highlights
                             21   Fund expenses
                             22   Approval of sub-advisory agreement
                             23   Results of proxy

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

==============================================================
                                                                 THE PERFORMANCE DATA QUOTED
PERFORMANCE SUMMARY                                              REPRESENT PAST PERFORMANCE AND
                                                                 CANNOT GUARANTEE COMPARABLE
FUND VS. INDEXES                                                 FUTURE RESULTS; CURRENT
                                                                 PERFORMANCE MAY BE LOWER OR
Cumulative total returns, 8/31/07-2/29/08, at net asset value    HIGHER. PLEASE VISIT
(NAV). Performance shown does not include applicable             INVESCOAIM.COM FOR THE MOST
contingent deferred sales charges (CDSC) or front-end sales      RECENT MONTH-END PERFORMANCE.
charges, which would have reduced performance.                   PERFORMANCE FIGURES REFLECT
                                                                 REINVESTED DISTRIBUTIONS,
Class A Shares                                          -5.94%   CHANGES IN NET ASSET VALUE AND
Class B Shares                                          -6.30    THE EFFECT OF THE MAXIMUM SALES
Class C Shares                                          -6.30    CHARGE UNLESS OTHERWISE STATED.
S&P 500 Index(traingle) (Broad Market/Style-Specific             PERFORMANCE FIGURES DO NOT
   Index)                                               -8.79    REFLECT DEDUCTION OF TAXES A
Lipper Multi-Cap Core Funds Index(trianagle)                     SHAREHOLDER WOULD PAY ON FUND
   (Peer Group Index)                                   -8.19    DISTRIBUTIONS OR SALE OF FUND
Source: (triangle)Lipper Inc.                                    SHARES. INVESTMENT RETURN AND
                                                                 PRINCIPAL VALUE WILL FLUCTUATE
The S&P 500--REGISTERED TRADEMARK-- is a market                  SO THAT YOU MAY HAVE A GAIN OR
capitalization-weighted index covering all major areas of the    LOSS WHEN YOU SELL SHARES.
U.S. economy. It is not the 500 largest companies, but rather
the most widely held 500 companies chosen with respect to           THE TOTAL ANNUAL FUND
market size, liquidity, and their industry.                      OPERATING EXPENSE RATIO SET
                                                                 FORTH IN THE MOST RECENT FUND
   The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally           PROSPECTUS AS OF THE DATE OF
weighted representation of the largest funds in the Lipper       THIS REPORT FOR CLASS A, CLASS B
Multi-Cap Core Funds category. These funds typically have an     AND CLASS C SHARES WAS 1.23%,
average price-to-earnings ratio, price-to-book ratio, and        1.98% AND 1.98%, RESPECTIVELY.
three-year sales- per-share growth value, compared to the S&P    THE EXPENSE RATIOS PRESENTED
SuperComposite 1500 Index.                                       ABOVE MAY VARY FROM THE EXPENSE
                                                                 RATIOS PRESENTED IN OTHER
   The Fund is not managed to track the performance of any       SECTIONS OF THIS REPORT THAT ARE
particular index, including the indexes defined here, and        BASED ON EXPENSES INCURRED
consequently, the performance of the Fund may deviate            DURING THE PERIOD COVERED BY
significantly from the performance of the indexes. A direct      THIS REPORT.
investment cannot be made in an index. Unless otherwise
indicated, index results include reinvested dividends, and          CLASS A SHARE PERFORMANCE
they do not reflect sales charges. Performance of an index of    REFLECTS THE MAXIMUM 5.50% SALES
funds reflects fund expenses; performance of a market index      CHARGE, AND CLASS B AND CLASS C
does not.                                                        SHARE PERFORMANCE REFLECTS THE
                                                                 APPLICABLE CONTINGENT DEFERRED
=============================   =============================    SALES CHARGE (CDSC) FOR THE
AVERAGE ANNUAL TOTAL RETURNS    AVERAGE ANNUAL TOTAL RETURNS     PERIOD INVOLVED. THE CDSC ON
                                                                 CLASS B SHARES DECLINES FROM 5%
As of 2/29/08, including        As of 12/31/07, the most         BEGINNING AT THE TIME OF
maximum applicable sales        recent calendar quarter-end,     PURCHASE TO 0% AT THE BEGINNING
charges                         including maximum applicable     OF THE SEVENTH YEAR. THE CDSC ON
                                sales charges                    CLASS C SHARES IS 1% FOR THE
                                                                 FIRST YEAR AFTER PURCHASE. THE
CLASS A SHARES                  CLASS A SHARES                   PERFORMANCE OF THE FUND'S SHARE
Inception (9/3/02)     12.27%   Inception (9/3/02)     14.27%    CLASSES WILL DIFFER PRIMARILY
   5 Years             13.28       5 Years             14.65     DUE TO DIFFERENT SALES CHARGE
   1 Year              -5.55       1 Year               1.55     STRUCTURES AND CLASS EXPENSES.

CLASS B SHARES                  CLASS B SHARES                      HAD THE ADVISOR NOT WAIVED
Inception (9/3/02)     12.51%   Inception (9/3/02)     14.56%    FEES AND/OR REIMBURSED EXPENSES
   5 Years             13.49       5 Years             14.90     IN THE PAST, PERFORMANCE WOULD
   1 Year              -5.56       1 Year               1.66     HAVE BEEN LOWER.

CLASS C SHARES                  CLASS C SHARES
Inception (9/3/02)     12.61%   Inception (9/3/02)     14.66%
   5 Years             13.73       5 Years             15.12
   1 Year              -1.78       1 Year               5.66
=============================   =============================


2   AIM MULTI-SECTOR FUND

                   Dear Fellow AIM Fund Shareholders:

                   The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by e-mail. When I
   [CROCKETT       could respond quickly and easily to a shareholder's specific concern I did,
     PHOTO]        but the messages for the most part raised consistent issues that I respond to here.

                      I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several
Bruce Crockett     shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to
37%. Direct responders expressed more of a preference for paper, especially for long reports.
Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange
Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your
Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low.
Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where
Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to
BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the
Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at
bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM MULTI-SECTOR FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets



-------------------------------------------------------------------------
Energy                                                               23.4%
-------------------------------------------------------------------------
Health Care                                                          20.4
-------------------------------------------------------------------------
Consumer Discretionary                                               16.7
-------------------------------------------------------------------------
Financials                                                           15.6
-------------------------------------------------------------------------
Information Technology                                               13.9
-------------------------------------------------------------------------
Consumer Staples                                                      2.3
-------------------------------------------------------------------------
Telecommunication Services                                            1.9
-------------------------------------------------------------------------
Utilities                                                             1.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.5
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

February 29, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS-80.16%


ADVERTISING-2.12%

Omnicom Group Inc.                                      365,249    $ 16,315,673
===============================================================================



APPAREL RETAIL-1.33%

Abercrombie & Fitch Co.-Class A                         132,131      10,244,116
===============================================================================



APPAREL, ACCESSORIES & LUXURY GOODS-0.89%

Polo Ralph Lauren Corp.                                 109,808       6,828,960
===============================================================================



APPLICATION SOFTWARE-0.90%

Adobe Systems Inc.(b)                                   205,841       6,926,550
===============================================================================



ASSET MANAGEMENT & CUSTODY BANKS-1.27%

Federated Investors, Inc.-Class B                       145,620       5,909,260
-------------------------------------------------------------------------------
State Street Corp.                                       49,028       3,851,149
===============================================================================
                                                                      9,760,409
===============================================================================



BIOTECHNOLOGY-5.55%

Acadia Pharmaceuticals Inc.(b)(c)                       159,214       1,579,403
-------------------------------------------------------------------------------
Amgen Inc.(b)                                           151,770       6,908,571
-------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                         177,404       6,748,448
-------------------------------------------------------------------------------
Celgene Corp.(b)                                        109,051       6,147,205
-------------------------------------------------------------------------------
Genzyme Corp.(b)                                         97,633       6,924,132
-------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                                163,384       7,731,331
-------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)                           33,256         659,134
-------------------------------------------------------------------------------
United Therapeutics Corp.(b)                             71,361       6,006,455
===============================================================================
                                                                     42,704,679
===============================================================================



BROADCASTING & CABLE TV-1.97%

Cablevision Systems Corp.-Class A(b)                    265,353       7,108,807
-------------------------------------------------------------------------------
Comcast Corp.-Class A(b)                                410,978       8,030,510
===============================================================================
                                                                     15,139,317
===============================================================================



CASINOS & GAMING-0.64%

MGM MIRAGE(b)                                            79,780       4,913,650
===============================================================================



COMMUNICATIONS EQUIPMENT-0.99%

Cisco Systems, Inc.(b)                                  312,431       7,613,944
===============================================================================



COMPUTER HARDWARE-2.24%

Apple Inc.(b)                                            70,695       8,838,289
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                     176,868       8,448,984
===============================================================================
                                                                     17,287,273
===============================================================================



COMPUTER STORAGE & PERIPHERALS-1.02%

EMC Corp.(b)                                            504,804       7,844,654
===============================================================================



CONSUMER FINANCE-1.03%

Capital One Financial Corp.                             171,645       7,900,819
===============================================================================



DIVERSIFIED BANKS-1.13%

U.S. Bancorp                                            146,993       4,706,716
-------------------------------------------------------------------------------
Wachovia Corp.                                          130,886       4,007,729
===============================================================================
                                                                      8,714,445
===============================================================================



FOOTWEAR-0.62%

Crocs, Inc.(b)(c)                                       195,848       4,763,023
===============================================================================



GAS UTILITIES-1.26%

Questar Corp.                                           175,000       9,668,750
===============================================================================



HEALTH CARE EQUIPMENT-2.12%

American Medical Systems Holdings, Inc.(b)(c)           613,125       8,945,494
-------------------------------------------------------------------------------
Medtronic, Inc.                                         149,906       7,399,360
===============================================================================
                                                                     16,344,854
===============================================================================



4          AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

HEALTH CARE SERVICES-2.64%

DaVita, Inc.(b)                                         162,350    $  8,057,430
-------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                131,190       7,753,329
-------------------------------------------------------------------------------
Omnicare, Inc.                                          215,309       4,517,183
===============================================================================
                                                                     20,327,942
===============================================================================



HEALTH CARE TECHNOLOGY-0.49%

Vital Images, Inc.(b)(c)                                240,571       3,815,456
===============================================================================



HOME ENTERTAINMENT SOFTWARE-1.00%

Activision, Inc.(b)                                     283,688       7,730,498
===============================================================================



HOME IMPROVEMENT RETAIL-0.52%

Home Depot, Inc. (The)                                  149,555       3,970,685
===============================================================================



HOTELS, RESORTS & CRUISE LINES-1.84%

Carnival Corp.(d)                                       121,100       4,765,285
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.               199,029       9,420,043
===============================================================================
                                                                     14,185,328
===============================================================================



INSURANCE BROKERS-1.60%

Marsh & McLennan Cos., Inc.                             372,445       9,486,174
-------------------------------------------------------------------------------
National Financial Partners Corp.(c)                    121,045       2,877,240
===============================================================================
                                                                     12,363,414
===============================================================================



INTEGRATED OIL & GAS-5.11%

Exxon Mobil Corp.                                        80,000       6,960,800
-------------------------------------------------------------------------------
Hess Corp.                                              102,000       9,504,360
-------------------------------------------------------------------------------
Murphy Oil Corp.                                        140,000      11,253,200
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                              150,000      11,605,500
===============================================================================
                                                                     39,323,860
===============================================================================



INTERNET SOFTWARE & SERVICES-1.54%

Google Inc.-Class A(b)                                   25,234      11,889,756
===============================================================================



INVESTMENT BANKING & BROKERAGE-1.11%

Merrill Lynch & Co., Inc.                                95,500       4,732,980
-------------------------------------------------------------------------------
Morgan Stanley                                           90,100       3,795,012
===============================================================================
                                                                      8,527,992
===============================================================================



LIFE & HEALTH INSURANCE-0.75%

StanCorp Financial Group, Inc.                          118,198       5,802,340
===============================================================================



LIFE SCIENCES TOOLS & SERVICES-4.18%

Applera Corp.-Applied Biosystems Group                  210,487       7,095,517
-------------------------------------------------------------------------------
Invitrogen Corp.(b)                                      66,756       5,640,214
-------------------------------------------------------------------------------
Millipore Corp.(b)(c)                                    74,083       5,178,402
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                223,541      10,074,993
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                        74,904       4,189,381
===============================================================================
                                                                     32,178,507
===============================================================================



MANAGED HEALTH CARE-0.74%

UnitedHealth Group Inc.                                 122,220       5,680,786
===============================================================================


MOVIES & ENTERTAINMENT-3.74%

News Corp.-Class A                                      804,179      14,804,935
-------------------------------------------------------------------------------
Time Warner Inc.                                        371,670       5,801,769
-------------------------------------------------------------------------------
Walt Disney Co. (The)                                   252,297       8,176,946
===============================================================================
                                                                     28,783,650
===============================================================================



MULTI-LINE INSURANCE-0.42%

Hartford Financial Services Group, Inc. (The)            45,900       3,208,410
===============================================================================



OIL & GAS EQUIPMENT & SERVICES-4.49%

Baker Hughes Inc.                                       109,000       7,334,610
-------------------------------------------------------------------------------
Grant Prideco, Inc.(b)                                  170,000       8,579,900
-------------------------------------------------------------------------------
Schlumberger Ltd.                                       100,000       8,645,000
-------------------------------------------------------------------------------
Weatherford International Ltd.(b)                       145,000       9,993,400
===============================================================================
                                                                     34,552,910
===============================================================================



OIL & GAS EXPLORATION & PRODUCTION-7.82%

Apache Corp.                                            100,000      11,471,000
-------------------------------------------------------------------------------
Bill Barrett Corp.(b)                                   215,000       9,963,100
-------------------------------------------------------------------------------
Continental Resources, Inc.(b)                          380,000      10,670,400
-------------------------------------------------------------------------------
Devon Energy Corp.                                      105,000      10,785,600
-------------------------------------------------------------------------------
Plains Exploration & Production Co.(b)                  110,000       5,940,000
-------------------------------------------------------------------------------
Southwestern Energy Co.(b)                              175,000      11,415,250
===============================================================================
                                                                     60,245,350
===============================================================================



OIL & GAS STORAGE & TRANSPORTATION-1.03%

Williams Cos., Inc. (The)                               220,000       7,924,400
===============================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-2.64%

Bank of America Corp.                                    95,682       3,802,403
-------------------------------------------------------------------------------
Citigroup Inc.                                          356,469       8,451,880
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    199,376       8,104,634
===============================================================================
                                                                     20,358,917
===============================================================================



PHARMACEUTICALS-2.09%

Schering-Plough Corp.                                   346,277       7,514,211
-------------------------------------------------------------------------------
Wyeth                                                   196,431       8,568,320
===============================================================================
                                                                     16,082,531
===============================================================================



PROPERTY & CASUALTY INSURANCE-0.61%

XL Capital Ltd.-Class A                                 129,474       4,668,832
===============================================================================



REGIONAL BANKS-1.79%

Fifth Third Bancorp                                     235,289       5,388,118
-------------------------------------------------------------------------------
Popular, Inc.(c)                                        282,500       3,118,800
-------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     90,736       5,274,484
===============================================================================
                                                                     13,781,402
===============================================================================



5          AIM MULTI-SECTOR FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

SEMICONDUCTORS-1.98%

Broadcom Corp.-Class A(b)                               252,251    $  4,770,066
-------------------------------------------------------------------------------
NVIDIA Corp.(b)                                         186,990       3,999,716
-------------------------------------------------------------------------------
Texas Instruments Inc.                                  215,806       6,465,548
===============================================================================
                                                                     15,235,330
===============================================================================

SOFT DRINKS-0.69%

PepsiCo, Inc.                                            76,916       5,350,277
===============================================================================



SPECIALIZED CONSUMER SERVICES-0.69%

H&R Block, Inc.                                         284,033       5,297,215
===============================================================================



SPECIALIZED FINANCE-0.50%

Moody's Corp.(c)                                        101,974       3,872,973
===============================================================================



SPECIALTY STORES-0.66%

PetSmart, Inc.                                          235,860       5,078,066
===============================================================================



SYSTEMS SOFTWARE-1.37%

Microsoft Corp.                                         231,109       6,290,787
-------------------------------------------------------------------------------
Oracle Corp.(b)                                         227,158       4,270,570
===============================================================================
                                                                     10,561,357
===============================================================================



THRIFTS & MORTGAGE FINANCE-2.31%

Fannie Mae                                              235,400       6,508,810
-------------------------------------------------------------------------------
Freddie Mac                                              57,700       1,452,886
-------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                               426,675       6,771,332
-------------------------------------------------------------------------------
Washington Mutual, Inc.(c)                              206,885       3,061,898
===============================================================================
                                                                     17,794,926
===============================================================================



WIRELESS TELECOMMUNICATION SERVICES-0.73%

American Tower Corp.-Class A(b)                         146,968       5,649,450
===============================================================================
     Total Domestic Common Stocks (Cost
       $600,372,539)                                                617,213,676
===============================================================================



FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-15.29%


BRAZIL-2.04%

Companhia de Bebidas das Americas-ADR (Brewers)          83,280       6,329,280
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil &
  Gas)                                                   80,000       9,387,200
===============================================================================
                                                                     15,716,480
===============================================================================



CANADA-2.32%

Research In Motion Ltd. (Communications
  Equipment)(b)                                          82,426       8,555,819
-------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)               90,000       9,288,000
===============================================================================
                                                                     17,843,819
===============================================================================



CHINA-0.89%

Focus Media Holding Ltd.-ADR (Advertising)(b)(c)        135,851       6,842,815
===============================================================================



FINLAND-0.91%

Nokia Oyj-ADR (Communications Equipment)                194,957       7,020,401
===============================================================================



FRANCE-2.55%

Compagnie Generale de Geophysique-Veritas-ADR (Oil
  & Gas Equipment & Services)(b)                        218,000      10,599,160
-------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                   120,000       9,046,800
===============================================================================
                                                                     19,645,960
===============================================================================

GERMANY-0.19%

Celesio A.G. (Health Care Distributors)(e)               26,121       1,492,896
===============================================================================



HONG KONG-0.35%

China Mobile Ltd.-ADR (Wireless Telecommunication
  Services)(c)                                           35,921       2,680,425
===============================================================================



JAPAN-0.85%

Nintendo Co., Ltd. (Home Entertainment
  Software)(e)                                           13,200       6,553,698
===============================================================================



MEXICO-0.79%

America Movil S.A.B de C.V.-Series L-ADR (Wireless
  Telecommunication Services)                           100,147       6,054,888
===============================================================================



SWITZERLAND-1.97%

Novartis A.G.-ADR (Pharmaceuticals)                      82,859       4,072,520
-------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(e)                  40,692       7,992,335
-------------------------------------------------------------------------------
UBS A.G.-(Diversified Capital Markets)                   97,043       3,138,371
===============================================================================
                                                                     15,203,226
===============================================================================



UNITED KINGDOM-2.43%

Diageo PLC (Distillers & Vintners)(e)                   313,567       6,402,892
-------------------------------------------------------------------------------
WPP Group PLC (Advertising)(e)                          510,326       5,995,237
-------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)(e)           486,392       6,296,196
===============================================================================
                                                                     18,694,325
===============================================================================
     Total Foreign Common Stocks & Other Equity
       Interests (Cost $112,915,669)                                117,748,933
===============================================================================



MONEY MARKET FUNDS-4.53%

Liquid Assets Portfolio-Institutional Class(f)       17,455,836      17,455,836
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)             17,455,837      17,455,837
===============================================================================
     Total Money Market Funds (Cost $34,911,673)                     34,911,673
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.98% (Cost $748,199,881)                                  769,874,282
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-2.70%

Liquid Assets Portfolio-Institutional Class (Cost
  $20,756,928)(f)(g)                                 20,756,928      20,756,928
===============================================================================
TOTAL INVESTMENTS-102.68% (Cost $768,956,809)                       790,631,210
===============================================================================
OTHER ASSETS LESS LIABILITIES-(2.68)%                               (20,609,133)
===============================================================================
NET ASSETS-100.00%                                                 $770,022,077
_______________________________________________________________________________
===============================================================================






6          AIM MULTI-SECTOR FUND

Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at February 29, 2008.
(d)   Each unit represents one common share and one trust share.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at February 29, 2008 was $34,733,254, which represented 4.51% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


7          AIM MULTI-SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost $713,288,208)*                          $734,962,609
--------------------------------------------------------------------------------
Investments in affiliated money market funds (Cost $55,668,601)       55,668,601
================================================================================
     Total investments (Cost $768,956,809)                           790,631,210
================================================================================
Cash                                                                   1,034,416
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $2,745)                                 2,721
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       337,610
--------------------------------------------------------------------------------
  Fund shares sold                                                     1,068,040
--------------------------------------------------------------------------------
  Dividends                                                              944,096
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         17,093
--------------------------------------------------------------------------------
Other assets                                                              28,002
================================================================================
     Total assets                                                    794,063,188
________________________________________________________________________________
================================================================================



LIABILITIES:

Payables for:
  Investments purchased                                                  481,671
--------------------------------------------------------------------------------
  Investments purchased from affiliates                                1,052,730
--------------------------------------------------------------------------------
  Fund shares reacquired                                               1,086,879
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         20,756,928
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        40,673
--------------------------------------------------------------------------------
Accrued distribution fees                                                215,966
--------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                          4,473
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              228,516
--------------------------------------------------------------------------------
Accrued operating expenses                                               173,275
================================================================================
     Total liabilities                                                24,041,111
================================================================================
Net assets applicable to shares outstanding                         $770,022,077
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $731,263,014
--------------------------------------------------------------------------------
Undistributed net investment income                                      447,107
--------------------------------------------------------------------------------
Undistributed net realized gain                                       16,634,529
--------------------------------------------------------------------------------
Unrealized appreciation                                               21,677,427
================================================================================
                                                                    $770,022,077
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $444,605,176
________________________________________________________________________________
================================================================================
Class B                                                             $ 75,723,168
________________________________________________________________________________
================================================================================
Class C                                                             $ 86,960,263
________________________________________________________________________________
================================================================================
Institutional Class                                                 $162,733,470
________________________________________________________________________________
================================================================================



SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               17,128,923
________________________________________________________________________________
================================================================================
Class B                                                                3,033,398
________________________________________________________________________________
================================================================================
Class C                                                                3,484,998
________________________________________________________________________________
================================================================================
Institutional Class                                                    6,166,974
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      25.96
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $25.96 divided by 94.50%)                  $      27.47
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      24.96
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      24.95
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      26.39
________________________________________________________________________________
================================================================================



* At February 29, 2008, securities with an aggregate value of $19,469,318 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


8          AIM MULTI-SECTOR FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $85,934)                           $  4,949,525
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
  income of $46,370)                                                                 1,040,320
==============================================================================================
     Total investment income                                                         5,989,845
==============================================================================================


EXPENSES:

Advisory fees                                                                        2,822,249
----------------------------------------------------------------------------------------------
Administrative services fees                                                           112,232
----------------------------------------------------------------------------------------------
Custodian fees                                                                          30,879
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              623,176
----------------------------------------------------------------------------------------------
  Class B                                                                              423,363
----------------------------------------------------------------------------------------------
  Class C                                                                              473,086
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                      692,508
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       976
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                               22,868
----------------------------------------------------------------------------------------------
Other                                                                                  212,005
==============================================================================================
     Total expenses                                                                  5,413,342
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (48,587)
==============================================================================================
     Net expenses                                                                    5,364,755
==============================================================================================
Net investment income                                                                  625,090
==============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             31,095,705
----------------------------------------------------------------------------------------------
  Foreign currencies                                                                  (235,730)
==============================================================================================
                                                                                    30,859,975
==============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                            (81,752,537)
----------------------------------------------------------------------------------------------
  Foreign currencies                                                                     1,482
==============================================================================================
                                                                                   (81,751,055)
==============================================================================================
Net realized and unrealized gain (loss)                                            (50,891,080)
==============================================================================================
Net increase (decrease) in net assets resulting from operations                   $(50,265,990)
______________________________________________________________________________________________
==============================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9          AIM MULTI-SECTOR FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                           $    625,090    $ (1,735,684)
-----------------------------------------------------------------------------------------------------
  Net realized gain                                                        30,859,975      30,488,449
-----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                    (81,751,055)     64,126,680
=====================================================================================================
     Net increase (decrease) in net assets resulting from operations      (50,265,990)     92,879,445
=====================================================================================================


Distributions to shareholders from net investment income:
  Class A                                                                          --      (1,695,277)
-----------------------------------------------------------------------------------------------------
  Class B                                                                          --         (55,140)
-----------------------------------------------------------------------------------------------------
  Class C                                                                          --         (52,629)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                        (152,613)       (656,187)
=====================================================================================================
     Total distributions from net investment income                          (152,613)     (2,459,233)
=====================================================================================================


Distributions to shareholders from net realized gains:
  Class A                                                                 (22,808,737)     (4,621,137)
-----------------------------------------------------------------------------------------------------
  Class B                                                                  (4,051,847)     (1,009,431)
-----------------------------------------------------------------------------------------------------
  Class C                                                                  (4,556,551)       (963,469)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (7,701,731)     (1,192,461)
=====================================================================================================
     Total distributions from net realized gains                          (39,118,866)     (7,786,498)
=====================================================================================================
     Decrease in net assets resulting from distributions                  (39,271,479)    (10,245,731)
=====================================================================================================


Share transactions-net:
  Class A                                                                 (12,474,428)    149,253,465
-----------------------------------------------------------------------------------------------------
  Class B                                                                  (2,514,489)      3,527,478
-----------------------------------------------------------------------------------------------------
  Class C                                                                   2,793,940      15,542,400
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      16,739,749      61,816,728
=====================================================================================================
     Net increase in net assets resulting from share transactions           4,544,772     230,140,071
=====================================================================================================
     Net increase (decrease) in net assets                                (84,992,697)    312,773,785
=====================================================================================================


NET ASSETS:

  Beginning of period                                                     855,014,774     542,240,989
=====================================================================================================
  End of period (including undistributed net investment income (loss)
     of $447,107 and $(25,370), respectively)                            $770,022,077    $855,014,774
_____________________________________________________________________________________________________
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


10          AIM MULTI-SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is capital growth.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss)

11          AIM MULTI-SECTOR FUND
      from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

12          AIM MULTI-SECTOR FUND
      appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
------------------------------------------------------------------
First $250 million                                          0.695%
------------------------------------------------------------------
Next $250 million                                           0.67%
------------------------------------------------------------------
Next $500 million                                           0.645%
------------------------------------------------------------------
Next $1.5 billion                                           0.62%
------------------------------------------------------------------
Next $2.5 billion                                           0.595%
------------------------------------------------------------------
Next $2.5 billion                                           0.57%
------------------------------------------------------------------
Next $2.5 billion                                           0.545%
------------------------------------------------------------------
Over $10 billion                                            0.52%
__________________________________________________________________
==================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended February 29, 2008, the Advisor waived advisory fees of $26,769.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 29, 2008, Invesco reimbursed expenses of the Fund in the amount of $3,932.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $68,542 in front-end sales commissions from the sale of Class A shares and $1,592, $56,040 and $7,820 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


13          AIM MULTI-SECTOR FUND

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 29, 2008, the Fund engaged in securities purchases of $1,067,443.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 29, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $17,886.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $915 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $214,796,406 and $245,488,816, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $ 97,649,974
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (76,529,578)
==============================================================================================
Net unrealized appreciation of investment securities                              $ 21,120,396
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $769,510,814.




14          AIM MULTI-SECTOR FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                               FEBRUARY 29, 2008(a)               AUGUST 31, 2007
                                                           ---------------------------     ----------------------------
                                                             SHARES          AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                   1,975,077     $ 56,281,977      8,857,649     $ 246,329,341
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     258,119        7,058,630        945,270        25,228,289
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     297,410        8,226,022      1,173,932        31,617,738
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         386,050       11,222,682      2,336,012        65,700,462
=======================================================================================================================

Issued as reinvestment of dividends:
  Class A                                                     781,195       21,600,048        214,975         5,918,251
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     140,988        3,755,925         36,506           976,912
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                     161,947        4,312,642         35,743           956,140
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         278,854        7,833,000         66,387         1,848,212
=======================================================================================================================

Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                     148,559        4,190,265        192,233         5,408,042
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                    (154,101)      (4,190,265)      (198,289)       (5,408,042)
=======================================================================================================================

Reacquired:
  Class A                                                  (3,368,005)     (94,546,718)    (3,874,344)     (108,402,169)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                    (338,487)      (9,138,779)      (641,576)      (17,269,681)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                    (363,455)      (9,744,724)      (629,576)      (17,031,478)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (82,308)      (2,315,933)      (191,475)       (5,731,946)
=======================================================================================================================
                                                              121,843     $  4,544,772      8,323,447     $ 230,140,071
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

      In addition, 20% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


15          AIM MULTI-SECTOR FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                         ----------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 3, 2002
                                         SIX MONTHS ENDED             YEAR ENDED AUGUST 31,             (COMMENCEMENT DATE)
                                           FEBRUARY 29,    -------------------------------------------     TO AUGUST 31,
                                               2008          2007        2006        2005        2004           2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  28.93      $  25.53    $  24.16    $ 19.37     $ 18.32        $ 15.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.03         (0.04)(a)    0.17(a)   (0.05)(a)(b)(0.12)         (0.13)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             (1.67)         3.88        1.69       5.40        1.84           3.45
===========================================================================================================================
     Total from investment operations           (1.64)         3.84        1.86       5.35        1.72           3.32
===========================================================================================================================
Less distributions:
  Dividends from net investment income             --         (0.12)         --         --          --             --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (1.33)        (0.32)      (0.49)     (0.56)      (0.67)            --
===========================================================================================================================
     Total distributions                        (1.33)        (0.44)      (0.49)     (0.56)      (0.67)            --
===========================================================================================================================
Net asset value, end of period               $  25.96      $  28.93    $  25.53    $ 24.16     $ 19.37        $ 18.32
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (5.94)%       15.13%       7.74%     28.01%       9.47%         22.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                   $444,605      $508,895    $311,492    $99,721     $38,578        $25,935
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              1.21%(d)      1.23%       1.30%      1.53%       1.85%          1.97%(e)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              1.22%(d)      1.29%       1.37%      1.59%       1.88%          1.97%(e)
===========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                          0.21%(d)     (0.15)%      0.67%     (0.25)%(b)  (0.73)%        (0.85)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                         26%           44%         66%        63%        161%           115%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $501,279,875.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16          AIM MULTI-SECTOR FUND

                                                                               CLASS B
                                          --------------------------------------------------------------------------------
                                                                                                        SEPTEMBER 3, 2002
                                          SIX MONTHS ENDED            YEAR ENDED AUGUST 31,            (COMMENCEMENT DATE)
                                            FEBRUARY 29,    -----------------------------------------     TO AUGUST 31,
                                                2008          2007       2006       2005        2004           2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 27.97      $ 24.79    $ 23.64    $ 19.09     $ 18.19         $15.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.07)       (0.24)(a)  (0.02)(a)  (0.20)(a)(b)(0.24)         (0.07)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                    (1.61)        3.76       1.66       5.31        1.81           3.26
==========================================================================================================================
     Total from investment operations            (1.68)        3.52       1.64       5.11        1.57           3.19
==========================================================================================================================
Less distributions:
  Dividends from net investment income              --        (0.02)        --         --          --             --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          (1.33)       (0.32)     (0.49)     (0.56)      (0.67)            --
==========================================================================================================================
     Total distributions                         (1.33)       (0.34)     (0.49)     (0.56)      (0.67)            --
==========================================================================================================================
Net asset value, end of period                 $ 24.96      $ 27.97    $ 24.79    $ 23.64     $ 19.09         $18.19
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                  (6.30)%      14.26%      6.97%     27.15%       8.70%         21.27%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $75,723      $87,469    $73,997    $24,953     $11,233         $8,278
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                               1.96%(d)     1.98%      2.05%      2.20%       2.56%          2.76%(e)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                               1.97%(d)     2.04%      2.12%      2.26%       2.59%          2.85%(e)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.54)%(d)   (0.90)%    (0.08)%    (0.92)%(b)  (1.44)%        (1.63)%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                          26%          44%        66%        63%        161%           115%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $85,137,873.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


17          AIM MULTI-SECTOR FUND

                                                                               CLASS C
                                         ----------------------------------------------------------------------------------
                                                                                                         SEPTEMBER 3, 2002
                                         SIX MONTHS ENDED              YEAR ENDED AUGUST 31,            (COMMENCEMENT DATE)
                                           FEBRUARY 29,      -----------------------------------------     TO AUGUST 31,
                                               2008            2007       2006       2005        2004           2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 27.96        $ 24.78    $ 23.63    $ 19.09     $ 18.17        $ 15.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)         (0.24)(a)  (0.02)(a)  (0.20)(a)(b)(0.22)         (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
     (both realized and unrealized)             (1.61)          3.76       1.66       5.30        1.81           3.21
===========================================================================================================================
     Total from investment operations           (1.68)          3.52       1.64       5.10        1.59           3.17
===========================================================================================================================
Less distributions:
  Dividends from net investment income             --          (0.02)        --         --          --             --
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         (1.33)         (0.32)     (0.49)     (0.56)      (0.67)            --
===========================================================================================================================
     Total distributions                        (1.33)         (0.34)     (0.49)     (0.56)      (0.67)            --
===========================================================================================================================
Net asset value, end of period                $ 24.95        $ 27.96    $ 24.78    $ 23.63     $ 19.09        $ 18.17
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                 (6.30)%        14.27%      6.97%     27.10%       8.82%         21.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                    $86,960        $94,760    $69,604    $29,981     $16,424        $10,302
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
     reimbursements                              1.96%(d)       1.98%      2.05%      2.20%       2.52%          2.76%(e)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                              1.97%(d)       2.04%      2.12%      2.26%       2.56%          2.84%(e)
===========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                         (0.54)%(d)     (0.90)%    (0.08)%    (0.92)%(b)  (1.40)%        (1.64)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                         26%            44%        66%        63%        161%           115%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $95,137,136.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


18          AIM MULTI-SECTOR FUND

                                                                        INSTITUTIONAL CLASS
                                           -----------------------------------------------------------------------------
                                                                                                         MAY 3, 2004
                                           SIX MONTHS ENDED           YEAR ENDED AUGUST 31,          (COMMENCEMENT DATE)
                                             FEBRUARY 29,       --------------------------------        TO AUGUST 31,
                                                 2008             2007         2006        2005              2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  29.35         $  25.83     $ 24.33     $ 19.41            $19.94
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     0.09             0.09(a)     0.29(a)     0.06(a)(b)       (0.01)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                     (1.69)            3.93        1.70        5.42             (0.52)
========================================================================================================================
     Total from investment operations             (1.60)            4.02        1.99        5.48             (0.53)
========================================================================================================================
Less distributions:
  Dividends from net investment income            (0.03)           (0.18)         --          --                --
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (1.33)           (0.32)      (0.49)      (0.56)               --
========================================================================================================================
     Total distributions                          (1.36)           (0.50)      (0.49)      (0.56)               --
========================================================================================================================
Net asset value, end of period                 $  26.39         $  29.35     $ 25.83     $ 24.33            $19.41
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                   (5.73)%          15.67%       8.23%      28.64%            (2.66)%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $162,733         $163,891     $87,147     $45,628            $7,023
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                0.75%(d)         0.77%       0.83%       1.02%             1.28%(e)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                0.76%(d)         0.83%       0.90%       1.08%             1.28%(e)
========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               0.67%(d)         0.31%       1.14%       0.26%(b)         (0.16)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                           26%              44%         66%         63%              161%
________________________________________________________________________________________________________________________
========================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $169,299,611.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group Inc. (IFG), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative

19          AIM MULTI-SECTOR FUND

Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20          AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $940.60        $5.84       $1,018.85       $6.07        1.21%
--------------------------------------------------------------------------------------------------
       B            1,000.00        937.00         9.44        1,015.12        9.82        1.96
--------------------------------------------------------------------------------------------------
       C            1,000.00        937.00         9.44        1,015.12        9.82        1.96
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21          AIM MULTI-SECTOR FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on   and employees of the
December 12-13, 2007, the       Affiliated Sub-Advisors who
Board of Trustees of AIM        will provide these services.
Counselor Series Trust (the     The Board concluded that the
"Board"), including a           nature, extent and quality of
majority of the independent     the services to be provided
trustees, voting separately,    by the Affiliated
approved the sub-advisory       Sub-Advisors were
agreement for AIM               appropriate. The Board noted
Multi-Sector Fund (the          that the Affiliated
"Fund"), effective on or        Sub-Advisors, which have
about May 1, 2008. In so        offices and personnel that
doing, the Board determined     are geographically dispersed
that the sub-advisory           in financial centers around
agreement is in the best        the world, have been formed
interests of the Fund and its   in part for the purpose of
shareholders and that the       researching and compiling
compensation to AIM Funds       information and making
Management Inc., (AIM Funds     recommendations on the
Management Inc. anticipates     markets and economies of
changing its name to Invesco    various countries and
Trimark Investment Management   securities of companies
Inc. on or prior to December    located in such countries or
31, 2008), Invesco Asset        on various types of
Management Deutschland, GmbH,   investments and investment
Invesco Asset Management        techniques, and providing
Limited, Invesco Asset          investment advisory services.
Management (Japan) Lim- ited,   The Board concluded that the
Invesco Australia Limited,      sub-advisory agreement will
Invesco Global Asset            benefit the Fund and its
Management (N.A.), Inc.,        shareholders by permitting
Invesco Hong Kong Limited,      Invesco Aim to utilize the
Invesco Institutional (N.A.),   additional resources and
Inc., and Invesco Senior        talent of the Affiliated
Secured Management, Inc.        Sub-Advisors in managing the
(collectively, the              Fund.
"Affiliated Sub-Advisors")
under the sub-advisory             B. Fund Performance
agreement is fair and
reasonable.                     The Board did not view Fund
                                performance as a relevant
   The independent trustees     factor in considering whether
met separately during their     to approve the sub-advisory
evaluation of the               agreement for the Fund, as no
sub-advisory agreement with     Affiliated Sub-Advisor
independent legal counsel       currently serves as
from whom they received         sub-advisor to the Fund.
independent legal advice, and
the independent trustees also      C. Sub-Advisory Fees
received assistance during
their deliberations from the    The Board considered the
independent Senior Officer, a   services to be provided by
full-time officer of the AIM    the Affiliated Sub-Advisors
Funds who reports directly to   pursuant to the sub-advisory
the independent trustees. The   agreement and the services to
sub-advisory agreement was      be provided by Invesco Aim
considered separately for the   pursuant to the Fund's
Fund, although the Board also   advisory agreement, as well
considered the common           as the allocation of fees
interests of all of the AIM     between Invesco Aim and the
Funds in their deliberations.   Affiliated Sub-Advisors
The Board comprehensively       pursuant to the sub-advisory
considered all of the           agreement. The Board noted
information provided to them    that the sub-advisory fees
and did not identify any        have no direct effect on the
particular factor that was      Fund or its shareholders, as
controlling. Furthermore,       they are paid by Invesco Aim
each trustee may have           to the Affiliated
evaluated the information       Sub-Advisors, and that
provided differently from one   Invesco Aim and the
another and attributed          Affiliated Sub-Advisors are
different weight to the         affiliates. After taking
various factors.                account of the Fund's
                                contractual sub-advisory fee
   Set forth below is a         rate, as well as other
discussion of the material      relevant factors, the Board
factors and related             concluded that the Fund's
conclusions that formed the     sub-advisory fees were fair
basis for the Board's           and reasonable.
approval of the sub-advisory
agreement for the Fund.            D. Financial Resources of
                                      the Affiliated
   A. Nature, Extent and              Sub-Advisors
      Quality of Services to
      be Provided by the        The Board considered whether
      Affiliated Sub-Advisors   each Affiliated Sub-Advisor
                                is financially sound and has
The Board reviewed the          the resources necessary to
services to be provided by      perform its obligations under
the Affiliated Sub-Advisors     the sub-advisory agreement,
under the sub-advisory          and concluded that each
agreement and the credentials   Affiliated Sub-Advisor has
and experience of the           the financial resources
officers                        necessary to fulfill these
                                obligations.


22   AIM MULTI-SECTOR FUND

PROXY RESULTS

A Special Meeting of Shareholders of AIM Multi-Sector Fund, an investment portfolio of AIM Counselor Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc., Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(2)(a) Approve modification of fundamental restriction on issuer diversification.

(2)(b) Approve modification of fundamental restrictions on issuing senior securities and borrowing money.

(2)(c) Approve modification of fundamental restriction on underwriting securities.

(2)(d) Approve modification of fundamental restriction on industry concentration.

(2)(e) Approve modification of fundamental restriction on real estate investments.

(2)(f) Approve modification of fundamental restriction on purchasing or selling commodities.

(2)(g) Approve modification of fundamental restriction on making loans.

(2)(h) Approve modification of fundamental restriction on investment in investment companies.

(3) Approve making the investment objective of the fund non-fundamental.

The results of the voting on the above matters were as follows:

                                                                                VOTES      WITHHELD/       BROKER
                                MATTER                            VOTES FOR    AGAINST    ABSTENTIONS    NON-VOTES
------------------------------------------------------------------------------------------------------------------
(1)     Approve a new sub-advisory agreement between Invesco
        Aim Advisors, Inc. and each of AIM Funds Management,
        Inc., Invesco Asset Management Deutschland, GmbH;
        Invesco Asset Management Limited; Invesco Asset
        Management (Japan) Limited; Invesco Australia Limited;
        Invesco Global Asset Management (N.A.), Inc.; Invesco
        Hong Kong Limited; Invesco Institutional (N.A.), Inc.;
        and Invesco Senior Secured Management, Inc. ..........   14,241,767    473,337      565,384      4,762,224
(2)(a)  Approve modification of fundamental restriction on
        issuer diversification................................   14,104,619    560,167      615,701      4,762,225
(2)(b)  Approve modification of fundamental restrictions on
        issuing senior securities and borrowing money.........   14,064,718    614,690      601,079      4,762,225
(2)(c)  Approve modification of fundamental restriction on
        underwriting securities...............................   14,077,118    594,934      608,435      4,762,225
(2)(d)  Approve modification of fundamental restriction on
        industry concentration................................   14,124,802    571,999      583,686      4,762,225
(2)(e)  Approve modification of fundamental restriction on
        real estate investments...............................   14,097,633    591,732      591,122      4,762,225
(2)(f)  Approve modification of fundamental restriction on
        purchasing or selling commodities.....................   14,078,745    605,115      596,627      4,762,225
(2)(g)  Approve modification of fundamental restriction on
        making loans..........................................   14,027,422    639,859      613,205      4,762,226
(2)(h)  Approve modification of fundamental restriction on
        investment in investment companies....................   14,040,595    627,578      612,314      4,762,225
(3)     Approve making the investment objective of the fund
        non-fundamental.......................................   13,800,189    885,309      594,990      4,762,224


Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


23          AIM MULTI-SECTOR FUND

Supplement to Semiannual Report dated 2/29/08

AIM MULTI-SECTOR FUND

                                                   =====================================      Please note that past performance is
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS            not indicative of future results. More
                                                   For periods ended 2/29/08               recent returns may be more or less than
The following information has been prepared to                                             those shown. All returns assume
provide Institutional Class shareholders with a    Inception (5/3/04)             10.75%   reinvestment of distributions at NAV.
performance overview specific to their holdings.    1 Year                         0.38    Investment return and principal value
Institutional Class shares are offered              6 Months*                     -5.73    will fluctuate so your shares, when
exclusively to institutional investors,                                                    redeemed, may be worth more or less than
including defined contribution plans that meet     AVERAGE ANNUAL TOTAL RETURNS            their original cost. See full report for
certain criteria.                                                                          information on comparative benchmarks.
                                                   For periods ended 12/31/07, most        Please consult your Fund prospectus for
                                                   recent calendar quarter-end             more information. For the most current
                                                                                           month-end performance, please call
                                                   Inception (5/3/04)             13.53%   800-451-4246 or visit invescoaim.com.
                                                    1 Year                         7.95
                                                    6 Months*                      0.02

                                                   *  Cumulative total return that has
                                                      not been annualized
                                                   =====================================

                                                   Institutional Class shares have no
                                                   sales charge; therefore, performance
                                                   is at net asset value (NAV).
                                                   Performance of Institutional Class
                                                   shares will differ from performance
                                                   of other share classes primarily due
                                                   to differing sales charges and class
                                                   expenses.

                                                      The total annual Fund operating
                                                   expense ratio set forth in the most
                                                   recent Fund prospectus as of the date
                                                   of this supplement for Institutional
                                                   Class shares was 0.77%. The expense
                                                   ratios presented above may vary from
                                                   the expense ratios presented in other
                                                   sections of the actual report that
                                                   are based on expenses incurred during
                                                   the period covered by the report.

                                                   Had the advisor not waived fees
                                                   and/or reimbursed expenses in the
                                                   past, performance would have been
                                                   lower.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-MSE-INS-2   Invesco Aim Distributors, Inc.                                                      - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $942.70        $3.62       $1,021.13       $3.77        0.75%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


          AIM MULTI-SECTOR FUND

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                      HOW DO I SIGN UP?

Register for eDelivery to:                        It's easy. Just follow these simple steps:

-  save your Fund the cost of printing and        1. Log in to your account.
   postage.
                                                  2. Click on the "Service Center" tab.
-  reduce the amount of paper you receive.
                                                  3. Select "Register for eDelivery" and complete
-  gain access to your documents faster by not       the consent process.
   waiting for the mail.

- view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on
Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public
Reference Room in Washington, D.C. You can obtain information on the operation of the Public
Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or
800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The
SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC
Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the
Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--SERVICE
MARK-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc.
and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory
services to individual and institutional clients and do not
sell securities. Invesco Institutional (N.A.), Inc., Invesco
Senior Secured Management, Inc., Invesco Global Asset                   [INVESCO AIM LOGO]
Management (N.A.), Inc., AIM Funds Management Inc. (DBA AIM              - SERVICE MARK -
Trimark Investments), Invesco Asset Management (Japan) Ltd.
and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and
services represented by Invesco Aim. AIM Funds Management
Inc. anticipates changing its name to Invesco Trimark
Investment Management Inc. (DBA Invesco Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded
funds and U.S. institutional money market funds represented
by Invesco Aim. All entities are indirect, wholly owned
subsidiaries of Invesco Ltd.

                                    invescoaim.com   I-MSE-SAR-1   Invesco Aim Distributors, Inc.

[Invesco Aim Logo]           AIM SELECT REAL ESTATE INCOME FUND
 - service mark -
                             Semiannual Report to Shareholders February 29, 2008

                                                              [MOUNTAIN GRAPHIC]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund performance
invescoaim.com               4    Letter to shareholders
                             5    Schedule of investments
                             8    Financial statements
                             11   Notes to financial statements
                             16   Financial highlights
                             20   Fund expenses
                             21   Approval of sub-advisory agreement
                             22   Distribution information
                             23   Results of proxy

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE
================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 8/31/07-2/29/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                            -6.04%
Class B Shares                                                            -6.45
Class C Shares                                                            -6.34
S&P 500 Index(triangle) (Broad Market Index)                              -8.79
Custom Select Real Estate Income Index(square)
   (Style-Specific Index)                                                 -7.63
FTSE NAREIT Equity REITs Index(triangle) (Former Style-Specific Index)   -12.97
Lipper Real Estate Funds Index(triangle) (Peer Group Index)              -11.50
Lipper Closed-End Real Estate Funds Index(triangle) (Former Peer
   Group Index)                                                          -16.73

Sources: (triangle)Lipper Inc.; (square)Invesco Aim, Lipper Inc., Bloomberg LP

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The CUSTOM SELECT REAL ESTATE INCOME INDEX is an index created by Invesco Aim Advisors, Inc. to benchmark the fund. The index consists of the following indexes: 50% FTSE NAREIT Equity REIT Index and 50% Wachovia Hybrid and Preferred Securities REIT Index. The FTSE NAREIT Equity REIT Index is a market-cap weighted index of all equity REITs traded on the NYSE, NASDAQ National Market System, and the American Stock Exchange. The Wachovia Hybrid and Preferred Securities REIT Index is a capitalization-weighted unmanaged index of exchange-listed perpetual REIT preferred stocks and depository shares. The Fund has elected to use the Custom Select Real Estate Income Index as its style-specific index rather than the FTSE NAREIT Equity REITs Index as it more appropriately reflects the Fund's investment strategy.

   The FTSE NAREIT EQUITY REITS INDEX is a market-cap weighted index of all equity REITs traded on the NYSE, NASDAQ National Market System, and the American Stock Exchange.

   The LIPPER REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Real Estate Funds category. These funds primarily invest their equity portfolio in securities of domestic and foreign companies engaged in the real estate industry. The Fund has elected to use the Lipper Real Estate Funds Index as its peer group index rather than the Lipper Closed-End Real Estate Funds Index as it better reflects the Open-End Fund.

   The LIPPER CLOSED-END REAL ESTATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Closed-End Real Estate Funds category. These funds invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
================================================================================


2   AIM SELECT REAL ESTATE INCOME FUND

================================================   ===============================================
AVERAGE ANNUAL TOTAL RETURNS                       AVERAGE ANNUAL TOTAL RETURNS

As of 2/29/08, including maximum applicable        As of 12/31/07, the most recent calendar
sales charges                                      quarter-end, including maximum applicable
                                                   sales charges

CLASS A SHARES                                     CLASS A SHARES
Inception (5/31/02)    13.06%                      Inception (5/31/02)    13.16%
5 Years                16.80                       5 Years                16.46
1 Year                -16.19                       1 Year                -15.68

CLASS B SHARES                                     CLASS B SHARES
Inception              12.91%                      Inception              13.03%
5 Years                16.75                       5 Years                16.39
1 Year                -14.63                       1 Year                -14.14

CLASS C SHARES                                     CLASS C SHARES
Inception              12.99%                      Inception              13.09%
5 Years                16.92                       5 Years                16.54
1 Year                -12.54                       1 Year                -12.17

ON MARCH 12, 2007, THE FUND REORGANIZED FROM A     MARCH 12, 2007, WHERE REINVESTMENTS WERE MADE
CLOSED-END FUND TO AN OPEN-END FUND. CLASS A       AT THE LOWER OF THE CLOSED-END FUND'S NET ASSET
SHARE RETURNS PRIOR TO MARCH 12, 2007, ARE THE     VALUE OR MARKET PRICE), CHANGES IN NET ASSET
HISTORICAL RETURNS OF THE CLOSED-END FUND'S        VALUE AND THE EFFECT OF THE MAXIMUM SALES
COMMON SHARES WHICH INCEPTED MAY 31, 2002 AND      CHARGE UNLESS OTHERWISE STATED. PERFORMANCE
WHICH HAD NO 12B-1 FEE. THE CLASS A SHARE          FIGURES DO NOT REFLECT DEDUCTION OF TAXES A
RETURNS PRIOR TO MARCH 12, 2007, DO NOT REFLECT    SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
THE 0.25% ANNUAL 12B-1 FEE APPLICABLE TO THE       SALE OF FUND SHARES. INVESTMENT RETURN AND
FUNDS' CLASS A SHARES OR THE ANNUAL OTHER          PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY
EXPENSES OF SUCH CLASS A SHARES, WHICH ARE         HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.
ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF THE
CLOSED-END FUND. IF THE 12B-1 FEE AND OTHER           THE TOTAL ANNUAL FUND OPERATING EXPENSE
EXPENSES OF THE FUND'S CLASS A SHARES WERE         RATIO SET FORTH IN THE MOST RECENT FUND
REFLECTED, RETURNS PRIOR TO MARCH 12, 2007, MAY    PROSPECTUS AS OF THE DATE OF THIS REPORT FOR
BE LOWER THAN THOSE SHARES FOR THAT PERIOD.        CLASS A, CLASS B AND CLASS C SHARES WAS 1.31%,
                                                   2.06% AND 2.06%, RESPECTIVELY. THE EXPENSE
   THE INCEPTION DATE FOR THE OPEN-END FUND'S      RATIOS PRESENTED ABOVE MAY VARY FROM THE
CLASS B AND CLASS C SHARES IS MARCH 9, 2007;       EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF
RETURNS SINCE THAT DATE ARE HISTORICAL RETURNS.    THIS REPORT THAT ARE BASED ON EXPENSES INCURRED
ALL OTHER RETURNS ARE BLENDED RETURNS OF           DURING THE PERIOD COVERED BY THIS REPORT.
HISTORICAL CLASS B AND CLASS C SHARES AND THE
HISTORICAL PERFORMANCE OF THE CLOSED-END FUND'S       CLASS A SHARE PERFORMANCE REFLECTS THE
COMMON SHARES AT NET ASSET VALUE, RESTATED TO      MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND
REFLECT THE 1.00% ANNUAL 12B-1 FEE APPLICABLE TO   CLASS C SHARE PERFORMANCE REFLECTS THE
THE FUND'S CLASS B AND CLASS C SHARES AND THE      APPLICABLE CONTINGENT DEFERRED SALES CHARGE
ANNUAL OTHER EXPENSES OF SUCH CLASS B AND CLASS    (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON
C SHARES, WHICH ARE ESTIMATED TO BE 0.10% HIGHER   CLASS B SHARES DECLINES FROM 5% BEGINNING AT
THAN THOSE OF THE CLOSED-END FUND.                 THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF
                                                   THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS
   THE PERFORMANCE DATA QUOTED REPRESENT PAST      1% FOR THE FIRST YEAR AFTER PURCHASE.
PERFORMANCE AND CANNOT GUARANTEE COMPARABLE
FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER      THE PERFORMANCE OF THE FUND'S SHARE
OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE     CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT
MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE     SALES CHARGE STRUCTURES AND CLASS EXPENSES.
FIGURES REFLECT REINVESTED DISTRIBUTIONS
(REINVESTED AT NET ASSET VALUE, EXCEPT FOR            HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERIODS PRIOR TO                                   REIMBURSED EXPENSES IN THE PAST, PERFORMANCE
                                                   WOULD HAVE BEEN LOWER.


3   AIM SELECT REAL ESTATE INCOME FUND

                   Dear Fellow AIM Fund Shareholders:

                   The lines of communication are open: More than 250 of you have responded to the
    [CROCKETT      invitation I extended in my previous letter to complete an online survey, and
      PHOTO]       more than 50 shareholders have contacted me directly by e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised consistent issues that I respond to here.

                      I have received many suggestions, a few complaints, and one offer to buy a
Bruce Crockett     gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%.
Direct responders expressed more of a preference for paper, especially for long reports.
Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although
75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission
(SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its
Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low.
Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the
Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at
bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


4   AIM SELECT REAL ESTATE INCOME FUND

PORTFOLIO COMPOSITION

By property, based on Net Assets
as of February 29, 2008



-------------------------------------------------------------------------
Regional Malls                                                       14.9%
-------------------------------------------------------------------------
Office Properties                                                    14.6
-------------------------------------------------------------------------
Healthcare                                                           12.7
-------------------------------------------------------------------------
Lodging-Resorts                                                      11.4
-------------------------------------------------------------------------
Diversified                                                           8.0
-------------------------------------------------------------------------
Apartments                                                            6.5
-------------------------------------------------------------------------
Self Storage Facilities                                               6.4
-------------------------------------------------------------------------
Industrial/Office Mixed                                               5.2
-------------------------------------------------------------------------
Shopping Centers                                                      5.0
-------------------------------------------------------------------------
Freestanding                                                          4.2
-------------------------------------------------------------------------
Specialty Properties                                                  3.9
-------------------------------------------------------------------------
Industrial Properties                                                 1.2
-------------------------------------------------------------------------
Commercial Mortgage Backed Security Conduit                           0.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 5.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(A)

February 29, 2008
(Unaudited)





                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER EQUITY
  INTERESTS-47.29%

APARTMENTS-4.05%

Essex Property Trust, Inc.(b)                                       23,400    $  2,457,936
------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                             53,200       2,579,668
==========================================================================================
                                                                                 5,037,604
==========================================================================================



DIVERSIFIED-4.65%

iStar Financial Inc.                                                25,400         500,634
------------------------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.                            44,100         646,947
------------------------------------------------------------------------------------------
Nuveen Real Estate Income Fund                                      20,200         330,674
------------------------------------------------------------------------------------------
Vornado Realty Trust                                                21,900       1,829,964
------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)                          77,700       2,480,184
==========================================================================================
                                                                                 5,788,403
==========================================================================================



FREESTANDING-2.18%

Getty Realty Corp.                                                  24,000         644,640
------------------------------------------------------------------------------------------
National Retail Properties Inc.                                     82,400       1,705,680
------------------------------------------------------------------------------------------
Realty Income Corp.                                                 15,400         354,354
==========================================================================================
                                                                                 2,704,674
==========================================================================================



HEALTHCARE-9.94%

Health Care REIT, Inc.                                             108,473       4,464,748
------------------------------------------------------------------------------------------
Medical Properties Trust Inc.(b)                                    55,300         662,494
------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                 116,300       3,527,379
------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                    145,900       3,103,293
------------------------------------------------------------------------------------------
Ventas, Inc.                                                        14,400         602,208
==========================================================================================
                                                                                12,360,122
==========================================================================================



INDUSTRIAL PROPERTIES-1.16%

ProLogis                                                            26,700       1,438,596
==========================================================================================



INDUSTRIAL/OFFICE MIXED-0.79%

Liberty Property Trust                                              33,100         983,401
==========================================================================================



LODGING-RESORTS-4.38%

Ashford Hospitality Trust                                           86,000         571,900
------------------------------------------------------------------------------------------
Hospitality Properties Trust                                        35,100       1,275,183
------------------------------------------------------------------------------------------
Host Hotels & Resorts Inc.                                         172,200       2,787,918
------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                            28,200         814,980
==========================================================================================
                                                                                 5,449,981
==========================================================================================



OFFICE PROPERTIES-7.29%

Alexandria Real Estate Equities, Inc.(b)                             4,500         413,100
------------------------------------------------------------------------------------------
Brandywine Realty Trust                                            183,201       3,066,785
------------------------------------------------------------------------------------------
Douglas Emmett, Inc.                                                11,300         239,447
------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                              77,200       2,662,628
------------------------------------------------------------------------------------------
SL Green Realty Corp.                                               29,400       2,690,100
==========================================================================================
                                                                                 9,072,060
==========================================================================================




5          AIM SELECT REAL ESTATE INCOME FUND

                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------
REGIONAL MALLS-5.86%

CBL & Associates Properties, Inc.                                   72,700    $  1,697,545
------------------------------------------------------------------------------------------
General Growth Properties, Inc.                                     59,400       2,097,414
------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                          41,700       3,494,460
==========================================================================================
                                                                                 7,289,419
==========================================================================================



SELF STORAGE FACILITIES-2.46%

Public Storage-Series A Dep. Shares(b)                             119,000       3,061,870
==========================================================================================



SHOPPING CENTERS-3.55%

Developers Diversified Realty Corp.                                 56,500       2,178,640
------------------------------------------------------------------------------------------
Inland Real Estate Corp.(b)                                        142,400       1,985,056
------------------------------------------------------------------------------------------
Weingarten Realty Investors                                          7,700         247,247
==========================================================================================
                                                                                 4,410,943
==========================================================================================



SPECIALTY PROPERTIES-0.98%

Digital Realty Trust, Inc.                                          34,100       1,224,190
==========================================================================================
     Total Real Estate Investment Trusts, Common Stocks &
       Other Equity Interests (Cost $60,507,085)                                58,821,263
==========================================================================================




PREFERRED STOCKS-46.73%

APARTMENTS-2.44%

Mid-America Apartment Communities, Inc.-Series H, 8.30% Pfd.       122,900       3,040,546
==========================================================================================



DIVERSIFIED-3.33%

iStar Financial Inc.,
  Series E, 7.88% Pfd.(b)                                          115,700       2,018,965
------------------------------------------------------------------------------------------
  Series I, 7.50% Pfd.                                             125,100       2,126,700
==========================================================================================
                                                                                 4,145,665
==========================================================================================



FREESTANDING-2.05%

National Retail Properties Inc.-Series C, 7.38% Pfd.               117,200       2,544,412
==========================================================================================



HEALTHCARE-2.72%

Health Care REIT, Inc.-Series F, 7.63% Pfd.                         10,200         244,800
------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.- Series D, 8.38% Pfd.             127,900       3,134,829
==========================================================================================
                                                                                 3,379,629
==========================================================================================



INDUSTRIAL PROPERTIES-0.04%

ProLogis-Series C, 8.54% Pfd.(c)                                       950          50,320
==========================================================================================



INDUSTRIAL/OFFICE MIXED-4.42%

PS Business Parks, Inc.,
  Series K, 7.95% Pfd.                                              10,000         247,200
------------------------------------------------------------------------------------------
  Series M, 7.20% Pfd.                                             109,700       2,455,086
------------------------------------------------------------------------------------------
  Series O, 7.38% Pfd.                                             123,500       2,798,510
==========================================================================================
                                                                                 5,500,796
==========================================================================================



LODGING-RESORTS-7.06%

Eagle Hospitality Properties Trust Inc.-Series A, 8.25%
  Pfd.(c)(d)                                                       195,800       2,117,088
------------------------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88% Pfd.                  128,700       3,154,437
------------------------------------------------------------------------------------------
Strategic Hotels & Resorts Inc.,
  Series B, 8.25% Pfd.                                              46,600         957,630
------------------------------------------------------------------------------------------
  Series C, 8.25% Pfd.                                             128,800       2,557,968
==========================================================================================
                                                                                 8,787,123
==========================================================================================



OFFICE PROPERTIES-7.28%

Corporate Office Properties Trust-Series J, 7.63% Pfd.(b)          125,700       3,010,515
------------------------------------------------------------------------------------------
HRPT Properties Trust-Series B, 8.75% Pfd.                         116,092       2,845,415
------------------------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80% Pfd.                                              33,400         736,804
------------------------------------------------------------------------------------------
  Series F, 7.50% Pfd.                                             113,200       2,462,100
==========================================================================================
                                                                                 9,054,834
==========================================================================================



REGIONAL MALLS-9.09%

CBL & Associates Properties, Inc.,
  Series C, 7.75% Pfd.                                             220,400       4,685,704
------------------------------------------------------------------------------------------
  Series D, 7.38% Pfd.                                             110,500       2,303,925
------------------------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75% Pfd.                                              52,200       1,107,162
------------------------------------------------------------------------------------------
  Series G, 8.13% Pfd.                                              92,100       1,808,844
------------------------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.(b)                       56,500       1,398,940
==========================================================================================
                                                                                11,304,575
==========================================================================================



SELF STORAGE FACILITIES-3.96%

Public Storage, Inc.,
  Series G, 7.00% Pfd.                                              39,700         955,976
------------------------------------------------------------------------------------------
  Series I, 7.25% Pfd.(b)                                           81,700       2,001,650
------------------------------------------------------------------------------------------
  Series M, 6.63% Pfd.                                              87,800       1,966,720
==========================================================================================
                                                                                 4,924,346
==========================================================================================



SHOPPING CENTERS-1.46%

Cedar Shopping Centers Inc.-Series A, 8.88% Pfd.(b)                 50,100       1,202,400
------------------------------------------------------------------------------------------
Kimco Realty Corp.-Series G, 7.75% Pfd.                             25,100         607,420
==========================================================================================
                                                                                 1,809,820
==========================================================================================



SPECIALTY PROPERTIES-2.88%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd.                                              32,400         769,500
------------------------------------------------------------------------------------------
  Series B, 7.88% Pfd.                                              50,800       1,181,100
------------------------------------------------------------------------------------------
Entertainment Properties Trust-Series B, 7.75% Pfd.(b)              70,700       1,629,635
==========================================================================================
                                                                                 3,580,235
==========================================================================================
     Total Preferred Stocks (Cost $66,577,431)                                  58,122,301
==========================================================================================



                                                                PRINCIPAL
                                                                  AMOUNT

ASSET-BACKED SECURITIES-0.81%

COMMERCIAL MORTGAGE BACKED SECURITY CONDUIT-0.81%

Credit Suisse First Boston Mortgage Securities
  Trust,-Series 2003-C3, Class G, Pass Through
  Ctfs., 4.62%, 05/15/38(c)(d)                                  $   25,000          21,195
------------------------------------------------------------------------------------------

6          AIM SELECT REAL ESTATE INCOME FUND

                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITY
  CONDUIT-(CONTINUED)

JP Morgan Chase Commercial Mortgage Securities
  Trust-Series 2006-LDP6, Class AM Pass Through Ctfs.,
  5.53%, 04/15/43(c)                                            $  450,000    $    401,004
------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust-Series 2005-CIP1, Class AJ,
  Pass Through Ctfs., 5.14%, 07/12/38(c)                           450,000         374,489
------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust-Series 2006-IQ11, Class B,
  Pass Through Ctfs., 5.78%, 10/15/42(c)                           270,000         208,131
==========================================================================================
     Total Asset-Backed Securities (Cost $1,114,784)                             1,004,819
==========================================================================================




                                                                  SHARES          VALUE
------------------------------------------------------------------------------------------

MONEY MARKET FUNDS-6.76%

Liquid Assets Portfolio-Institutional Class(e)                   4,207,194    $  4,207,194
------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)                         4,207,194       4,207,194
==========================================================================================
     Total Money Market Funds (Cost $8,414,388)                                  8,414,388
==========================================================================================
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-101.59% (Cost
  $136,613,688)                                                                126,362,771
==========================================================================================




INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN-2.41%


MONEY MARKET FUNDS-2.41%

Liquid Assets Portfolio-Institutional Class (Cost
  $2,996,053)(e)(f)                                              2,996,053       2,996,053
==========================================================================================
TOTAL INVESTMENTS-104.00% (Cost $139,609,741)                                  129,358,824
==========================================================================================
OTHER ASSETS LESS LIABILITIES-(4.00)%                                           (4,978,839)
==========================================================================================
NET ASSETS-100.00%                                                            $124,379,985
__________________________________________________________________________________________
==========================================================================================



Investment Abbreviations:

Ctfs.  - Certificates
Dep.   - Depositary
Pfd.   - Preferred
REIT   - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.
(b)   All or a portion of this security was out on loan at February 29, 2008.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 29, 2008 was $3,172,227, which represented 2.55% of the Fund's Net Assets. See Note 1A.
(d) Security purchased transactions exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2008 was $2,138,283, which represented 1.72% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


7          AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $128,199,300)*                         $117,948,383
-----------------------------------------------------
Investments in affiliated money market
  funds (Cost $11,410,441)                 11,410,441
=====================================================
     Total investments (Cost
       $139,609,741)                      129,358,824
=====================================================
Receivables for:
  Investments sold                            685,729
-----------------------------------------------------
  Fund shares sold                            250,840
-----------------------------------------------------
  Dividends and Interest                      302,370
-----------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans            27,996
-----------------------------------------------------
Other assets                                   44,584
=====================================================
     Total assets                         130,670,343
_____________________________________________________
=====================================================


LIABILITIES:

Payables for:
  Investments purchased                     2,498,115
-----------------------------------------------------
  Fund shares reacquired                      306,079
-----------------------------------------------------
  Amount due custodian                        104,958
-----------------------------------------------------
  Collateral upon return of securities
     loaned                                 2,996,053
-----------------------------------------------------
Trustee deferred compensation and
  retirement plans                             85,004
-----------------------------------------------------
Accrued distribution fees                      24,953
-----------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,775
-----------------------------------------------------
Accrued transfer agent fees                    59,835
-----------------------------------------------------
Accrued operating expenses                    211,586
=====================================================
     Total liabilities                      6,290,358
=====================================================
Net assets applicable to shares
  outstanding                            $124,379,985
_____________________________________________________
=====================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $137,178,381
-----------------------------------------------------
Undistributed net investment income        (1,395,612)
-----------------------------------------------------
Undistributed net realized gain (loss)     (1,151,867)
-----------------------------------------------------
Unrealized appreciation (depreciation)    (10,250,917)
=====================================================
                                         $124,379,985
_____________________________________________________
=====================================================



NET ASSETS:

Class A                                  $123,399,333
_____________________________________________________
=====================================================
Class B                                  $    312,773
_____________________________________________________
=====================================================
Class C                                  $    658,832
_____________________________________________________
=====================================================
Institutional Class                      $      9,047
_____________________________________________________
=====================================================


SHARES OUTSTANDING, $0.01 PAR VALUE, UNLIMITED NUMBER
  OF SHARES AUTHORIZED:

Class A                                    14,183,538
_____________________________________________________
=====================================================
Class B                                        36,059
_____________________________________________________
=====================================================
Class C                                        75,938
_____________________________________________________
=====================================================
Institutional Class                             1,041
_____________________________________________________
=====================================================
Class A:
  Net asset value per share              $       8.70
-----------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.70 /
       94.50%)                           $       9.21
_____________________________________________________
=====================================================
Class B:
     Net asset value and offering
       price per share                   $       8.67
_____________________________________________________
=====================================================
Class C:
  Net asset value and offering price
     per share                           $       8.68
_____________________________________________________
=====================================================
Institutional Class:
  Net asset value and offering price
     per share                           $       8.69
_____________________________________________________
=====================================================



* At February 29, 2008, securities with an aggregate value of $2,893,860 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


8          AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                         $  3,671,333
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
  income of $34,538)                                                                   202,898
----------------------------------------------------------------------------------------------
Interest                                                                                12,080
==============================================================================================
     Total investment income                                                         3,886,311
==============================================================================================


EXPENSES:

Advisory fees                                                                          656,936
----------------------------------------------------------------------------------------------
Administrative services fees                                                            24,863
----------------------------------------------------------------------------------------------
Custodian fees                                                                          11,823
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                              218,149
----------------------------------------------------------------------------------------------
  Class B                                                                                1,023
----------------------------------------------------------------------------------------------
  Class C                                                                                2,250
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                                      163,337
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         5
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                               11,745
----------------------------------------------------------------------------------------------
Other                                                                                    2,487
==============================================================================================
     Total expenses                                                                  1,092,618
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (10,317)
----------------------------------------------------------------------------------------------
     Net expenses                                                                    1,082,301
----------------------------------------------------------------------------------------------
Net investment income                                                                2,804,010
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities                                         3,257,259
----------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)                               (18,843,795)
----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                            (15,586,536)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   $(12,782,526)
______________________________________________________________________________________________
==============================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


9          AIM SELECT REAL ESTATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008, the period January 1, 2007 through August 31, 2007 and the year ended December 31, 2006.



                                                        SIX MONTHS ENDED    EIGHT MONTHS ENDED      YEAR ENDED
                                                          FEBRUARY 29,          AUGUST 31,         DECEMBER 31,
                                                              2008                 2007                2006
---------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                   $   2,804,010        $  10,641,298      $  33,968,164
---------------------------------------------------------------------------------------------------------------
  Net realized gain                                           3,257,259          110,632,400        152,080,846
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
     (depreciation)                                         (18,843,795)        (133,061,751)           458,986
---------------------------------------------------------------------------------------------------------------
  Distributions to auction rate preferred
     shareholders of Closed-End Fund from net
     investment income                                               --                   --         (8,030,811)
===============================================================================================================
     Net increase (decrease) in net assets resulting
       from operations                                      (12,782,526)         (11,788,053)       178,477,185
===============================================================================================================
Distributions to shareholders from net investment
  income:
  Class A                                                    (5,889,814)          (9,120,720)       (35,249,369)
---------------------------------------------------------------------------------------------------------------
  Class B                                                        (4,727)                (961)                --
---------------------------------------------------------------------------------------------------------------
  Class C                                                        (9,127)                (588)                --
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                              (290)                (172)                --
===============================================================================================================
     Total distributions from net investment income          (5,903,958)          (9,122,441)       (35,249,369)
===============================================================================================================
Distributions to shareholders from net realized
  gains:
  Class A                                                   (76,417,808)          (3,664,438)      (150,180,311)
---------------------------------------------------------------------------------------------------------------
  Class B                                                       (83,959)                  --                 --
---------------------------------------------------------------------------------------------------------------
  Class C                                                      (140,190)                  --                 --
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (3,701)                  --                 --
===============================================================================================================
     Total distributions from net realized gains            (76,645,658)          (3,664,438)      (150,180,311)
===============================================================================================================
     Decrease in net assets resulting from
       distributions                                        (82,549,616)         (12,786,879)      (185,429,680)
===============================================================================================================
Share transactions-net:
  Class A                                                    (5,562,001)        (429,827,090)       (13,033,473)
---------------------------------------------------------------------------------------------------------------
  Class B                                                       255,179              168,134                 --
---------------------------------------------------------------------------------------------------------------
  Class C                                                       487,432              357,312                 --
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                             4,032               10,428                 --
===============================================================================================================
     Net increase (decrease) in net assets resulting
       from share transactions                               (4,815,358)        (429,291,216)       (13,033,473)
===============================================================================================================
     Net increase (decrease) in net assets                 (100,147,500)        (453,866,148)       (19,985,968)
_______________________________________________________________________________________________________________
===============================================================================================================


NET ASSETS:

  Beginning of year                                         224,527,485          678,393,633        698,379,601
---------------------------------------------------------------------------------------------------------------
  End of year (including undistributed net investment
     income of $(1,395,612), $1,704,336 and
     $(70,787), respectively)                             $ 124,379,985        $ 224,527,485      $ 678,393,633
_______________________________________________________________________________________________________________
===============================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


10          AIM SELECT REAL ESTATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities, and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund at which time the Fund became a new series portfolio of the Trust. The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the "Reorganization Date") through the transfer of all its assets and liabilities to the Fund (the "Reorganization"). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report. Effective August 31, 2007, the fiscal year of the Fund changed to August 31.

  The Fund's investment objectives are high current income and secondarily, capital appreciation.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.


11          AIM SELECT REAL ESTATE INCOME FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

        Prior to the Reorganization, the distribution policy for dividends from net investment income (prior to any reclassification as a return of capital) were declared and paid to Common Shareholders monthly. The Closed-End Fund offered a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Closed-End Fund.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to

12          AIM SELECT REAL ESTATE INCOME FUND
      the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

K. TEMPORARY REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund if Class A shares issued in connection with the Reorganization of the Closed-End Fund are redeemed within 12 months following the Reorganization Date. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
-----------------------------------------------------------------
First $250 million                                          0.75%
-----------------------------------------------------------------
Next $250 million                                           0.74%
-----------------------------------------------------------------
Next $500 million                                           0.73%
-----------------------------------------------------------------
Next $1.5 billion                                           0.72%
-----------------------------------------------------------------
Next $2.5 billion                                           0.71%
-----------------------------------------------------------------
Next $2.5 billion                                           0.70%
-----------------------------------------------------------------
Next $2.5 billion                                           0.69%
-----------------------------------------------------------------
Over $10 billion                                            0.68%
_________________________________________________________________
=================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim pays Invesco Institutional (N.A.), Inc. 40% of the amount paid by the Fund to Invesco Aim, net if any fee waivers and expense reimbursements.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended February 29, 2008, the Advisor waived advisory fees of $4,091.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 29, 2008, Invesco reimbursed expenses of the Fund in the amount of $658.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $7,885 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.


13          AIM SELECT REAL ESTATE INCOME FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 29, 2008, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $5,568.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $643 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $65,086,577 and $145,194,612, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $  3,557,463
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (15,293,663)
==============================================================================================
Net unrealized appreciation (depreciation) of investment securities               $(11,736,200)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $141,095,024.




14          AIM SELECT REAL ESTATE INCOME FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                                                YEAR
                                                                                                                ENDED
                                                  SIX MONTHS ENDED                JANUARY 1, 2007 TO          DECEMBER
                                                FEBRUARY 29, 2007(a)              AUGUST 31, 2007(b)          31, 2006
                                            ---------------------------     -----------------------------     --------
                                              SHARES          AMOUNT           SHARES           AMOUNT         SHARES
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                      465,773     $  4,491,095         141,022     $   2,382,123           --
----------------------------------------------------------------------------------------------------------------------
  Class B(c)                                    16,226          168,534          10,418           174,122           --
----------------------------------------------------------------------------------------------------------------------
  Class C(c)                                    57,085          570,475          22,500           365,894           --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                           424            3,742             581            10,256           --
======================================================================================================================

Issued as reinvestment of dividends:
  Class A                                    3,983,928       35,601,881         212,635         3,618,000           --
----------------------------------------------------------------------------------------------------------------------
  Class B(c)                                    10,062           88,686              55               926           --
----------------------------------------------------------------------------------------------------------------------
  Class C(c)                                    13,902          123,350              35               588           --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                            26              290              10               172           --
======================================================================================================================

Conversion of Class B shares to Class A
  shares:
  Class A                                          226            2,041               1                22           --
----------------------------------------------------------------------------------------------------------------------
  Class B                                         (227)          (2,041)             (1)              (22)          --
======================================================================================================================

Reacquired:(d)
  Class A                                   (4,031,457)     (45,657,018)    (25,696,786)     (435,827,235)    (827,300)(e)
----------------------------------------------------------------------------------------------------------------------
  Class B(c)                                        --               --            (474)           (6,892)          --
----------------------------------------------------------------------------------------------------------------------
  Class C(c)                                   (16,964)        (206,393)           (620)           (9,170)          --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                            --               --              --                --           --
======================================================================================================================
                                               499,004     $ (4,815,358)    (25,310,624)    $(429,291,216)    (827,300)(e)
______________________________________________________________________________________________________________________
======================================================================================================================

              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------
                                             YEAR ENDED
                                            DECEMBER 31,
                                                2006
                                            ------------
                                               AMOUNT
--------------------------------------------------------
Sold:
  Class A                                   $         --
--------------------------------------------------------
  Class B(c)                                          --
--------------------------------------------------------
  Class C(c)                                          --
--------------------------------------------------------
  Institutional Class(c)                              --
========================================================

Issued as reinvestment of dividends:
  Class A                                             --
--------------------------------------------------------
  Class B(c)                                          --
--------------------------------------------------------
  Class C(c)                                          --
--------------------------------------------------------
  Institutional Class(c)                              --
========================================================

Conversion of Class B shares to Class A
  shares:
  Class A                                             --
--------------------------------------------------------
  Class B                                             --
========================================================

Reacquired:(d)
  Class A                                    (13,033,473)(e)
--------------------------------------------------------
  Class B(c)                                          --
--------------------------------------------------------
  Class C(c)                                          --
--------------------------------------------------------
  Institutional Class(c)                              --
========================================================
                                            $(13,033,473)(e)
________________________________________________________
========================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Upon the Reorganization as an open-end fund on March 12, 2007, holders of the Closed-End Fund Common Shares received 39,108,196 Class A shares of the Fund with an aggregate net assets value of $680,052,002 in connection with such reorganization, which was equal to the number of Closed-End Fund Common Shares they owned and the aggregate net assets value prior to the Reorganization. The net asset value of the Fund's Class A shares received in connection with the Reorganization immediately after the Reorganization was the same as the net asset value of Closed-End Fund Common Shares immediately prior to the Reorganization.
(c)  Class B, Class C and Institutional Class shares commenced on March 9, 2007.
(d) Net of redemption fees of $772,256 and $8,762,412 which were allocated among the classes based on relative net assets of each class for the six months ended February 29, 2008 and the period January 1, 2007 through August 31, 2007, respectively.
(e)  Closed-End Fund repurchased and retired Common Shares.


15          AIM SELECT REAL ESTATE INCOME FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.

                                                                                CLASS A*
                                           ----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED   JANUARY 1, 2007               YEAR ENDED DECEMBER 31,
                                             FEBRUARY 29,      TO AUGUST 31,     --------------------------------------------
                                                 2008               2007           2006        2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  16.27           $  17.35       $  17.49    $  20.02    $  17.83    $  12.83
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.20(a)            0.44(a)        0.86        0.90        0.85        0.95(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
     realized and unrealized)                     (1.19)             (1.54)          3.88       (0.36)       3.16        5.33
-----------------------------------------------------------------------------------------------------------------------------
Less distributions to auction rate
  preferred shareholders of Closed-End
  Fund from net investment income(c)                N/A                N/A          (0.20)      (0.17)      (0.08)      (0.06)
=============================================================================================================================
     Total from investment operations             (0.99)             (1.10)          4.54        0.37        3.93        6.22
=============================================================================================================================
Less offering costs charged to paid-in-
  capital:
  Offering costs on common shares of
     Closed-End Fund                                 --                 --             --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Offering costs on auction rate
     preferred shares of Closed-End Fund             --                 --             --          --          --       (0.00)
-----------------------------------------------------------------------------------------------------------------------------
  Dilutive effect of common share
     offering of Closed-End Fund                     --                 --             --          --          --       (0.00)
=============================================================================================================================
     Total offering costs charged to
       paid-in capital of Closed-End Fund            --                 --             --          --          --       (0.00)
=============================================================================================================================
Less distributions:
  Dividends from net investment income            (0.46)             (0.38)         (0.89)      (1.24)      (1.24)      (0.79)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (6.18)             (0.09)         (3.84)      (1.66)      (0.50)         --
-----------------------------------------------------------------------------------------------------------------------------
  Return of capital                                  --                 --             --          --          --       (0.43)
=============================================================================================================================
     Total distributions                          (6.64)             (0.47)         (4.73)      (2.90)      (1.74)      (1.22)
=============================================================================================================================
Increase from common shares of Closed-End
  Fund repurchased                                   --                 --           0.05          --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of
  beneficial interest                              0.06               0.49            N/A         N/A         N/A         N/A
=============================================================================================================================
Net asset value, end of period                 $   8.70           $  16.27       $  17.35    $  17.49    $  20.02    $  17.83
-----------------------------------------------------------------------------------------------------------------------------
Market value per common share of Closed-
  End Fund                                          N/A                N/A       $  16.67    $  14.98    $  17.50    $  16.59
-----------------------------------------------------------------------------------------------------------------------------
Total return at net asset value                   (6.04)%(d)(e)      (3.59)%(d)(e)  29.15%(f)    4.44%(f)   24.43%(f)   51.41%(f)
-----------------------------------------------------------------------------------------------------------------------------
Market value return(f)                              N/A                N/A          44.88%       2.33%      16.89%      46.95%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)       $123,399           $224,000       $678,394    $698,380    $799,358    $712,069
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
     reimbursements                                1.24%(g)           1.08%(h)       0.96%(i)    0.95%(i)    0.93%(i)    1.00%(b)(i)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                1.25%(g)           1.23%(h)       1.33%(i)    1.33%(i)    1.32%(i)    1.41%(b)(i)
=============================================================================================================================
Ratio of net investment income to average
  net assets                                       3.20%(g)           3.82%(h)       4.59%(i)    4.70%(i)    4.64%(i)    6.46%(b)(i)
=============================================================================================================================
Ratio of distributions to auction rate
  preferred shareholders of Closed-End
  Fund to average net assets attributable
  to common shares of Closed-End Fund               N/A                N/A           1.30%(h)    0.86%       0.42%       0.43%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(j)                           38%                24%            23%         17%         19%         37%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Auction rate preferred shares of Closed-
  End Fund:
  Liquidation value, end of period (000s
     omitted)                                       N/A                N/A             --    $205,000    $205,000    $205,000
-----------------------------------------------------------------------------------------------------------------------------
  Total shares outstanding                          N/A                N/A             --       8,200       8,200       8,200
-----------------------------------------------------------------------------------------------------------------------------
  Asset coverage per share                          N/A                N/A             --    $110,168    $122,483    $111,838
-----------------------------------------------------------------------------------------------------------------------------
  Liquidation and market value per share            N/A                N/A             --    $ 25,000    $ 25,000    $ 25,000
_____________________________________________________________________________________________________________________________
=============================================================================================================================




* Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.
(a)  Calculated using average shares outstanding.
(b) As a result of changes in accounting principles generally accepted in the United States of America, the Closed-End Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003.
(c)  Based on average number of common shares outstanding of Closed-End Fund.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(f) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value of Closed-End Fund over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund's dividend reinvestment plan.
(g) Ratios are annualized and based on average daily net assets of $175,477,902.
(h)  Annualized.


16          AIM SELECT REAL ESTATE INCOME FUND

(i) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders of Closed-End Fund; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.
(j) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS B
                                                              ----------------------------------------
                                                                                      MARCH 9, 2007
                                                              SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                FEBRUARY 29,          TO AUGUST 31,
                                                                    2008                   2007
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $16.23                 $17.34
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                           0.14                   0.22
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                    (1.18)                 (1.56)
======================================================================================================
     Total from investment operations                               (1.04)                 (1.34)
======================================================================================================
Less distributions:
  Dividends from net investment income                              (0.39)                 (0.24)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (6.18)                    --
======================================================================================================
     Total distributions                                            (6.57)                 (0.24)
======================================================================================================
Redemption fees added to shares of beneficial interest               0.05                   0.47
======================================================================================================
Net asset value, end of period                                     $ 8.67                 $16.23
______________________________________________________________________________________________________
======================================================================================================
Total return(b)(c)                                                  (6.45)%                (5.10)%
______________________________________________________________________________________________________
======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  313                 $  162
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.99%(d)               2.04%(e)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  2.00%(d)               2.04%(e)
======================================================================================================
Ratio of net investment income to average net assets                 2.45%(d)               2.86%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                             38%                    24%
______________________________________________________________________________________________________
======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(d)  Ratios are annualized and based on average daily net assets of $205,772.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                                              ----------------------------------------
                                                                                      MARCH 9, 2007
                                                              SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                FEBRUARY 29,          TO AUGUST 31,
                                                                    2008                   2007
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $16.23                 $17.34
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                           0.14                   0.22
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                    (1.17)                 (1.56)
======================================================================================================
     Total from investment operations                               (1.03)                 (1.34)
======================================================================================================
Less distributions:
  Dividends from net investment income                              (0.39)                 (0.24)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (6.18)                    --
======================================================================================================
     Total distributions                                            (6.57)                 (0.24)
======================================================================================================
Redemption fees added to shares of beneficial interest               0.05                   0.47
======================================================================================================
Net asset value, end of period                                     $ 8.68                 $16.23
______________________________________________________________________________________________________
======================================================================================================
Total return(b)(c)                                                  (6.34)%                (5.10)%
______________________________________________________________________________________________________
======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  659                 $  356
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.99%(d)               2.04%(e)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  2.00%(d)               2.04%(e)
======================================================================================================
Ratio of net investment income to average net assets                 2.45%(d)               2.86%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                             38%                    24%
______________________________________________________________________________________________________
======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.


17          AIM SELECT REAL ESTATE INCOME FUND

(d)  Ratios are annualized and based on average daily net assets of $452,534.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                         INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                      MARCH 9, 2007
                                                              SIX MONTHS ENDED     (COMMENCEMENT DATE)
                                                                FEBRUARY 29,          TO AUGUST 31,
                                                                    2008                   2007
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $16.27                 $17.34
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                           0.21                   0.32
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                    (1.17)                 (1.57)
======================================================================================================
     Total from investment operations                               (0.96)                 (1.25)
======================================================================================================
Less distributions:
  Dividends from net investment income                              (0.49)                 (0.30)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (6.18)                    --
======================================================================================================
     Total distributions                                            (6.67)                 (0.30)
======================================================================================================
Redemption fees added to shares of beneficial interest               0.05                   0.48
======================================================================================================
Net asset value, end of period                                     $ 8.69                 $16.27
______________________________________________________________________________________________________
======================================================================================================
Total return(b)(c)                                                  (5.92)%                (4.53)%
______________________________________________________________________________________________________
======================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $    9                 $   10
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.90%(d)               0.89%(e)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.91%(d)               0.89%(e)
======================================================================================================
Ratio of net investment income to average net assets                 3.54%(d)               4.01%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                             38%                    24%
______________________________________________________________________________________________________
======================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(d)  Ratios are annualized and based on average daily net assets of $9,359.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES


  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly

18          AIM SELECT REAL ESTATE INCOME FUND
brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



19          AIM SELECT REAL ESTATE INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)  PERIOD(2,3)    (02/29/08)   PERIOD(2,4)     RATIO
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $939.60        $ 6.70      $1,017.95       $ 6.97       1.24%
--------------------------------------------------------------------------------------------------
       B            1,000.00        935.50         10.30       1,014.22        10.72       1.99
--------------------------------------------------------------------------------------------------
       C            1,000.00        936.60         10.30       1,014.22        10.72       1.99
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. The Fund has been restated to reflect current expenses. The annualized expense ratio restated as if this change had been in effect throughout the entire most recent fiscal half year is 1.39%, 2.14% and 2.14% for the AIM Class A, Class B and Class C shares, respectively.
(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $6.70, $10.30 and $10.30 for the AIM Class A, Class B and Class C shares, respectively.
(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $6.97, $10.72 and $10.72 for the AIM Class A, Class B and Class C shares, respectively.


20          AIM SELECT REAL ESTATE INCOME FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December       credentials and experience of the officers   the Board to continue to closely monitor
12-13, 2007, the Board of Trustees of AIM    and employees of the Affiliated              and review the performance of the Fund.
Counselor Series Trust (the OBoardO),        Sub-Advisors who will provide these          The Board also reviewed more recent Fund
including a majority of the independent      services. The Board concluded that the       performance and this review did not change
trustees, voting separately, approved the    nature, extent and quality of the services   their conclusions.
sub-advisory agreement for AIM Select Real   to be provided by the Affiliated
Estate Income Fund (the "Fund"), effective   Sub-Advisors were appropriate. The Board        C. Sub-Advisory Fees
on or about May 1, 2008. In so doing, the    noted that the Affiliated Sub-Advisors,
Board determined that the sub-advisory       which have offices and personnel that are    The Board considered the services to be
agreement is in the best interests of the    geographically dispersed in financial        provided by the Affiliated Sub-Advisors
Fund and its shareholders and that the       centers around the world, have been formed   pursuant to the sub-advisory agreement and
compensation to AIM Funds Management Inc.,   in part for the purpose of researching and   the services to be provided by Invesco Aim
(AIM Funds Management Inc. anticipates       compiling information and making             pursuant to the Fund's advisory agreement,
changing its name to Invesco Trimark         recommendations on the markets and           as well as the allocation of fees between
Investment Management Inc. on or prior to    economies of various countries and           Invesco Aim and the Affiliated
December 31, 2008), Invesco Asset            securities of companies located in such      Sub-Advisors pursuant to the sub-advisory
Management Deutschland, GmbH, Invesco        countries or on various types of             agreement. The Board noted that the
Asset Management Limited, Invesco Asset      investments and investment techniques, and   sub-advisory fees have no direct effect on
Management (Japan) Limited, Invesco          providing investment advisory services.      the Fund or its shareholders, as they are
Australia Limited, Invesco Global Asset      The Board concluded that the sub-advisory    paid by Invesco Aim to the Affiliated
Management (N.A.), Inc., Invesco Hong Kong   agreement will benefit the Fund and its      Sub-Advisors, and that Invesco Aim and the
Limited, Invesco Institutional (N.A.),       shareholders by permitting Invesco Aim to    Affiliated Sub-Advisors are affiliates.
Inc., and Invesco Senior Secured             utilize the additional resources and         After taking account of the Fund's
Management, Inc. (collectively, the          talent of the Affiliated Sub-Advisors in     contractual sub-advisory fee rate, as well
"Affiliated Sub-Advisors") under the         managing the Fund.                           as other relevant factors, the Board
sub-advisory agreement is fair and                                                        concluded that the Fund's sub-advisory
reasonable.                                     B. Fund Performance                       fees were fair and reasonable.

   The independent trustees met separately   The Board did view Fund performance as a        D. Financial Resources of the
during their evaluation of the               relevant factor in considering whether to          Affiliated Sub-Advisors
sub-advisory agreement with independent      approve the sub-advisory agreement for the
legal counsel from whom they received        Fund, as one of the Affiliated               The Board considered whether each
independent legal advice, and the            Sub-Advisors currently serves as the         Affiliated Sub-Advisor is financially
independent trustees also received           sub-advisor to the Fund. The Board           sound and has the resources necessary to
assistance during their deliberations from   compared the Fund's performance during the   perform its obligations under the
the independent Senior Officer, a            past one and three calendar years to the     sub-advisory agreement, and concluded that
full-time officer of the AIM Funds who       performance of funds in the Fund's Lipper    each Affiliated Sub-Advisor has the
reports directly to the independent          peer group that are not managed by Invesco   financial resources necessary to fulfill
trustees. The sub-advisory agreement was     Aim, and against the performance of all      these obligations.
considered separately for the Fund,          funds in the Lipper Real Estate Funds
although the Board also considered the       Index. The Board also reviewed the
common interests of all of the AIM Funds     methodology used by Lipper to identify the
in their deliberations. The Board            Fund's peers. The Board noted that the
comprehensively considered all of the        Fund's performance was below the median
information provided to them and did not     performance of its peers for the one and
identify any particular factor that was      three year periods. The Board noted that
controlling. Furthermore, each trustee may   the Fund's performance was below the
have evaluated the information provided      performance of the Index for the one and
differently from one another and             three year periods. The Board also noted
attributed different weight to the various   that the Fund was reorganized from a
factors.                                     closed-end fund to an open-end fund on
                                             March 12, 2007 and that the comparative
   Set forth below is a discussion of the    performance data that they reviewed was
material factors and related conclusions     that of the open-end fund. The Board also
that formed the basis for the Board's        considered the steps Invesco Aim has taken
approval of the sub-advisory agreement for   over the last several years to improve the
the Fund.                                    quality and efficiency of the services
                                             that Invesco Aim provides to the AIM
   A. Nature, Extent and Quality of          Funds. The Board concluded that Invesco
      Services to be Provided by the         Aim continues to be responsive to the
      Affiliated Sub-Advisors                Board's focus on fund performance.
                                             However, due to the Fund's
The Board reviewed the services to be        underperformance, the Board also concluded
provided by the Affiliated Sub-Advisors      that it would be appropriate for
under the sub-advisory agreement and the


21   AIM SELECT REAL ESTATE INCOME FUND

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in March of 2008. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles ("GAAP") basis.

                                                             GAIN FROM SALE OF
                                                 NET INCOME      SECURITIES     RETURN OF PRINCIPAL  TOTAL DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------------
3/18/08   Class A                                  $0.000          $0.000             $0.0891              $0.0891
-----------------------------------------------------------------------------------------------------------------------
3/18/08   Class B                                  $0.000          $0.000             $0.0727              $0.0727
-----------------------------------------------------------------------------------------------------------------------
3/18/08   Class C                                  $0.000          $0.000             $0.0727              $0.0727
-----------------------------------------------------------------------------------------------------------------------
3/18/08   Institutional Class                      $0.000          $0.000             $0.0985              $0.0985
_______________________________________________________________________________________________________________________
=======================================================================================================================




  Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions will be set forth in a Form 1099-DIV for the 2008 calendar year. This information is being provided to comply with certain U.S. Securities and Exchange Commission requirements.


22          AIM SELECT REAL ESTATE INCOME FUND

PROXY RESULTS

A Special Meeting of Shareholders of AIM Select Real Estate Income Fund, an investment portfolio of AIM Counselor Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc., Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:

                                                                              VOTES       WITHHELD/       BROKER
                                MATTER                         VOTES FOR     AGAINST     ABSTENTIONS     NON-VOTES
------------------------------------------------------------------------------------------------------------------
(1)       Approve a new sub-advisory agreement between
          Invesco Aim Advisors, Inc. and each of AIM Funds
          Management, Inc., Invesco Asset Management
          Deutschland, GmbH; Invesco Asset Management
          Limited; Invesco Asset Management (Japan) Limited;
          Invesco Australia Limited; Invesco Global Asset
          Management (N.A.), Inc.; Invesco Hong Kong
          Limited; Invesco Institutional (N.A.), Inc.; and
          Invesco Senior Secured Management, Inc. ..........   5,462,913     376,459       264,861       1,825,809


Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


23          AIM SELECT REAL ESTATE INCOME FUND

Supplement to Semiannual Report dated 2/29/08

AIM SELECT REAL ESTATE INCOME FUND

                                                   =====================================      The total annual Fund operating
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS            expense ratio set forth in the most
                                                                                           recent Fund prospectus as of the date of
The following information has been prepared to     For periods ended 2/29/08               this supplement for Institutional Class
provide Institutional Class shareholders with a                                            shares was 0.91%. The expense ratios
performance overview specific to their holdings.   Inception                      14.19%   presented above may vary from the expense
Institutional Class shares are offered              5 Years                       18.15    ratios presented in other sections of the
exclusively to institutional investors,             1 Year                       -11.10    actual report that are based on expenses
including defined contribution plans that meet      6 Months*                     -5.92    incurred during the period covered by the
certain criteria.                                                                          report.
                                                   AVERAGE ANNUAL TOTAL RETURNS
                                                                                              Had the advisor not waived fees and/or
                                                   For periods ended 12/31/07, most        reimbursed expenses in the past,
                                                   recent calendar quarter-end             performance would have been lower.

                                                   Inception                      14.29%      Please note that past performance is
                                                    5 Years                       17.78    not indicative of future results. More
                                                    1 Year                       -10.67    recent returns may be more or less than
                                                    6 Months*                     -9.92    those shown. All returns assume
                                                                                           reinvestment of distributions (reinvested
                                                   *  Cumulative total return that has     at net asset value, except for periods
                                                      not been annualized                  prior to March 12, 2007 where
                                                   =====================================   reinvestments were made at the lower of
                                                                                           the Closed-End Funds net asset value or
                                                   On March 12, 2007, the Fund             market price) at NAV. Investment return
                                                   reorganized from a closed-end Fund to   and principal value will fluctuate so
                                                   an open-end Fund. The inception date    your shares, when redeemed, may be worth
                                                   for the open-end Fund's Institutional   more or less than their original cost.
                                                   Class shares is March 9, 2007;          See full report for information on
                                                   returns since that date are             comparative benchmarks. Please consult
                                                   historical returns. All other returns   your Fund prospectus for more
                                                   are blended returns of the historical   information. For the most current
                                                   performance of Institutional Class      month-end performance, please call
                                                   shares and the historical performance   800-451-4246 or visit invescoaim.com.
                                                   of the Closed-End Fund's Common
                                                   Shares at net asset value (NAV),
                                                   restated to reflect the annual other
                                                   expenses of the Institutional Class
                                                   shares, which are estimated to be
                                                   0.04% higher than those of the
                                                   Closed-End Fund. The Closed-End
                                                   Fund's Common Shares inception date
                                                   is May 31, 2002.

                                                      Institutional Class shares have no
                                                   sales charge; therefore, performance
                                                   is at NAV. Performance of
                                                   Institutional Class shares will
                                                   differ from performance of other
                                                   share classes primarily due to
                                                   differing sales charges and class
                                                   expenses.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   I-SREI-INS-2   Invesco Aim Distributors, Inc.                                                     - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)  PERIOD(2,3)    (02/29/08)   PERIOD(2,4)   RATIO(2)
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $940.80        $5.07       $1,019.64       $5.27        0.90%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. The Fund has been restated to reflect current expenses. The annualized expense ratio restated as if this change had been in effect throughout the entire most recent fiscal half year is 1.05%.
(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $5.07.
(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $5.27.


          AIM SELECT REAL ESTATE INCOME FUND

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                       HOW DO I SIGN UP?

Register for eDelivery to:                         It's easy. Just follow these simple steps:

- save your Fund the cost of printing and          1. Log in to your account.
  postage.
                                                   2. Click on the OService CenterO tab.
- reduce the amount of paper you receive.
                                                   3. Select "Register for eDelivery" and complete
- gain access to your documents faster by not         the consent process.
  waiting for the mail.

- view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim
Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete
Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference
Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the
12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the
Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--SERVICE
MARK-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc.
and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services
represented by Invesco Aim; they each provide investment                [INVESCO AIM LOGO]
advisory services to individual and institutional clients                - SERVICE MARK -
and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco
Global Asset Management (N.A.), Inc., AIM Funds Management
Inc. (DBA AIM Trimark Investments), Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated
investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM
Funds Management Inc. anticipates changing its name to
Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                     invescoaim.com   SREI-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]           AIM STRUCTURED CORE FUND
- SERVICE MARK -             Semiannual Report to Shareholders February 29, 2008

                                                              [MOUNTAIN GRAPHIC]

AIM Investments became
INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund performance
invescoaim.com               3    Letter to shareholders
                             4    Schedule of investments
                             7    Financial statements
                             10   Notes to financial statements
                             15   Financial highlights
                             19   Fund expenses

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

======================================================================================

PERFORMANCE SUMMARY                                                                     THE PERFORMANCE DATA QUOTED REPRESENT PAST
                                                                                        PERFORMANCE AND CANNOT GUARANTEE
FUND VS. INDEXES                                                                        COMPARABLE FUTURE RESULTS; CURRENT
                                                                                        PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
Cumulative total returns, 8/31/07-2/29/08, at net asset value (NAV). Performance shown  VISIT INVESCOAIM.COM FOR THE MOST RECENT
does not include applicable contingent deferred sales charges (CDSC) or front-end       MONTH-END PERFORMANCE. PERFORMANCE FIGURES
sales charges, which would have reduced performance.                                    REFLECT REINVESTED DISTRIBUTIONS, CHANGES
                                                                                        IN NET ASSET VALUE AND THE EFFECT OF THE
                                                                                        MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class A Shares                                                                   -9.59% STATED. PERFORMANCE FIGURES DO NOT REFLECT
Class B Shares                                                                   -9.90  DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
Class C Shares                                                                   -9.90  ON FUND DISTRIBUTIONS OR SALE OF FUND
Class R Shares                                                                   -9.70  SHARES. INVESTMENT RETURN AND PRINCIPAL
S&P 500 Indexo (Broad Market/Style-Specific Index)                               -8.79  VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
Lipper Large-Cap Core Funds Indexo (Triangle)(Peer Group Index)                  -7.32  A GAIN OR LOSS WHEN YOU SELL SHARES.

Source: (Triangle) Lipper Inc.                                                          THE NET ANNUAL FUND OPERATING EXPENSE
                                                                                        RATIO SET FORTH IN THE MOST RECENT FUND
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index     PROSPECTUS AS OF THE DATE OF THIS REPORT
covering all major areas of the U.S. economy. It is not the 500 largest companies, but  FOR CLASS A, CLASS B, CLASS C AND CLASS R
rather the most widely held 500 companies chosen with respect to market size,           SHARES WAS, 1.03%, 1.78%, 1.78% AND 1.28%,
liquidity, and their industry.                                                          RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
                                                                                        OPERATING EXPENSE RATIO SET FORTH IN THE
   The LIPPER LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of the   MOST RECENT FUND PROSPECTUS AS OF THE DATE
largest funds in the Lipper Large-Cap Core Funds category. These funds typically have   OF THIS REPORT FOR CLASS A, CLASS B, CLASS
an average price-to-earnings ratio, price-to-book ratio, and three-year sales-          C AND CLASS R SHARES WAS, 6.89%, 7.64%,
per-share growth value, compared to the S&P 500 Index.                                  7.64% AND 7.14%, RESPECTIVELY. THE EXPENSE
                                                                                        RATIOS PRESENTED ABOVE MAY VARY FROM THE
   The Fund is not managed to track the performance of any particular index, including  EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
the indexes defined here, and consequently, the performance of the Fund may deviate     OF THIS REPORT THAT ARE BASED ON EXPENSES
significantly from the performance of the indexes.                                      INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                        REPORT.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.               CLASS A SHARE PERFORMANCE REFLECTS THE
Performance of an index of funds reflects fund expenses; performance of a market index  MAXIMUM 5.50% SALES CHARGE, AND CLASS B
does not.                                                                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                        APPLICABLE CONTINGENT DEFERRED SALES
==========================================  ==========================================  CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                                                                        CDSC ON CLASS B SHARES DECLINES FROM 5%
AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS                BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                        THE BEGINNING OF THE SEVENTH YEAR. THE
As of 2/29/08, including maximum            As of 12/31/07, the most recent calendar    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
applicable sales charges                    quarter-end, including maximum applicable   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                            sales charges                               HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                        SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS A SHARES                              CLASS A SHARES                              REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
Inception (3/31/06)                  -1.48% Inception (3/31/06)                   6.08% ASSETS WITHIN THE FIRST YEAR.
   1 Year                           -11.87     1 Year                            -0.12
                                                                                           THE PERFORMANCE OF THE FUND'S SHARE
CLASS B SHARES                              CLASS B SHARES                              CLASSES WILL DIFFER PRIMARILY DUE TO
Inception (3/31/06)                                                                     DIFFERENT SALES CHARGE STRUCTURES AND
   1 Year                            -1.38% Inception (3/31/06)                   6.56% CLASS EXPENSES.
                                    -12.02     1 Year                            -0.02
                                                                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
CLASS C SHARES                              CLASS C SHARES                              REIMBURSED EXPENSES, PERFORMANCE WOULD
Inception (3/31/06)                                                                     HAVE BEEN LOWER.
   1 Year                             0.71% Inception (3/31/06)                   8.71%
                                     -8.33     1 Year                             3.98  1    Total annual operating expenses less
                                                                                             contractual advisory fees by the
CLASS R SHARES                              CLASS R SHARES                                   advisor in effect through at least
Inception (3/31/06)                                                                          June 30, 2008. See current prospectus
   1 Year                             1.22% Inception (3/31/06)                   9.27%      for more information.
                                     -6.95     1Year                              5.53

==========================================  ==========================================


2   AIM STRUCTURED CORE FUND

     [Crockett     Dear Fellow AIM Fund Shareholders:
       Photo]      The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and
   Bruce Crockett  more than 50 shareholders have contacted me directly by e-mail. When I could respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised consistent issues that I respond to here.

                        I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

     Online survey responders preferred electronic communications to paper at a ratio of 63% to
37%. Direct responders expressed more of a preference for paper, especially for long reports.
Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

     The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold.
Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange
Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

     Expense levels came up as another dominant issue, and no respondent felt these were too low.
Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

     The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

     In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the
Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

     Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at
bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM STRUCTURED CORE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 29, 2008



-------------------------------------------------------------------------
Information Technology                                               21.5%
-------------------------------------------------------------------------
Financials                                                           15.1
-------------------------------------------------------------------------
Energy                                                               11.8
-------------------------------------------------------------------------
Consumer Discretionary                                               11.5
-------------------------------------------------------------------------
Health Care                                                           9.6
-------------------------------------------------------------------------
Industrials                                                           9.3
-------------------------------------------------------------------------
Consumer Staples                                                      8.0
-------------------------------------------------------------------------
Materials                                                             6.0
-------------------------------------------------------------------------
Telecommunication Services                                            5.5
-------------------------------------------------------------------------
Utilities                                                             0.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.3
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(A)

February 29, 2008
(Unaudited)





                                                     SHARES       VALUE
--------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.72%


AEROSPACE & DEFENSE-0.63%

Honeywell International Inc.                          1,600    $    92,064
==========================================================================




AUTOMOTIVE RETAIL-0.74%

AutoZone, Inc.(b)                                       950        109,326
==========================================================================




BROADCASTING & CABLE TV-0.12%

CBS Corp.-Class B                                       800         18,256
==========================================================================




COAL & CONSUMABLE FUELS-0.27%

Patriot Coal Corp.(b)                                   750         40,275
==========================================================================




COMMUNICATIONS EQUIPMENT-2.90%

EchoStar Corp(b)                                        700         28,042
--------------------------------------------------------------------------
Juniper Networks, Inc.(b)                             9,200        246,744
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                   1,450        150,510
==========================================================================
                                                                   425,296
==========================================================================




COMPUTER & ELECTRONICS RETAIL-2.78%

GameStop Corp.-Class A(b)                             4,600        194,856
--------------------------------------------------------------------------
RadioShack Corp.                                     12,250        213,762
==========================================================================
                                                                   408,618
==========================================================================




COMPUTER HARDWARE-4.72%

Apple Inc.(b)                                         2,800        350,056
--------------------------------------------------------------------------
Dell Inc.(b)                                            750         14,887
--------------------------------------------------------------------------
Hewlett-Packard Co.                                   6,400        305,728
--------------------------------------------------------------------------
International Business Machines Corp.                   200         22,772
==========================================================================
                                                                   693,443
==========================================================================




CONSUMER ELECTRONICS-0.52%

Garmin Ltd.                                           1,300         76,323
==========================================================================




CONSUMER FINANCE-0.16%

Discover Financial Services                           1,600         24,144
==========================================================================




DATA PROCESSING & OUTSOURCED SERVICES-1.04%

Broadridge Financial Solutions Inc.                   1,000         19,150
--------------------------------------------------------------------------
MasterCard, Inc.-Class A                                700        133,000
==========================================================================
                                                                   152,150
==========================================================================




DIVERSIFIED CHEMICALS-1.69%

Dow Chemical Co. (The)                                  300         11,307
--------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                      5,100        236,742
==========================================================================
                                                                   248,049
==========================================================================




DIVERSIFIED METALS & MINING-0.97%

Southern Copper Corp.                                 1,250        142,638
==========================================================================




EDUCATION SERVICES-1.25%

Apollo Group Inc.-Class A(b)                          3,000        184,140
==========================================================================




ELECTRICAL COMPONENTS & EQUIPMENT-2.20%

Emerson Electric Co.                                  2,500        127,400
--------------------------------------------------------------------------
First Solar, Inc.(b)                                    950        194,940
==========================================================================
                                                                   322,340
==========================================================================




FERTILIZERS & AGRICULTURAL CHEMICALS-2.09%

Mosaic Co. (The)(b)                                   2,050        228,165
--------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)              500         79,450
==========================================================================
                                                                   307,615
==========================================================================




4          AIM STRUCTURED CORE FUND

                                                     SHARES       VALUE
--------------------------------------------------------------------------

FOOD RETAIL-0.64%

Kroger Co. (The)                                      3,850    $    93,363
==========================================================================




FOOTWEAR-1.58%

Nike, Inc.-Class B                                    3,850        231,770
==========================================================================




GENERAL MERCHANDISE STORES-0.83%

Big Lots, Inc.(b)                                     7,250        122,163
==========================================================================




HEALTH CARE DISTRIBUTORS-0.56%

AmerisourceBergen Corp.                               1,050         43,806
--------------------------------------------------------------------------
McKesson Corp.                                          300         17,628
--------------------------------------------------------------------------
PharMerica Corp.(b)                                   1,450         21,344
==========================================================================
                                                                    82,778
==========================================================================




HEALTH CARE EQUIPMENT-0.69%

Intuitive Surgical, Inc.(b)                             360        101,491
==========================================================================




HEALTH CARE SERVICES-1.55%

Medco Health Solutions, Inc.(b)                       5,150        228,196
==========================================================================




HOUSEHOLD PRODUCTS-0.25%

Procter & Gamble Co. (The)                              550         36,399
==========================================================================




INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.43%

Mirant Corp.(b)                                       1,700         62,900
==========================================================================




INDUSTRIAL CONGLOMERATES-4.28%

3M Co.                                                1,250         98,000
--------------------------------------------------------------------------
General Electric Co.                                 12,050        399,337
--------------------------------------------------------------------------
McDermott International, Inc.(b)                      2,500        130,550
==========================================================================
                                                                   627,887
==========================================================================




INDUSTRIAL MACHINERY-1.14%

Illinois Tool Works Inc.                              2,800        137,396
--------------------------------------------------------------------------
SPX Corp.                                               300         30,690
==========================================================================
                                                                   168,086
==========================================================================




INDUSTRIAL REIT'S-1.80%

AMB Property Corp.                                    1,350         67,743
--------------------------------------------------------------------------
ProLogis                                              3,650        196,662
==========================================================================
                                                                   264,405
==========================================================================




INSURANCE BROKERS-0.34%

Aon Corp.                                             1,200         49,932
==========================================================================




INTEGRATED OIL & GAS-10.42%

Chevron Corp.                                         5,350        463,631
--------------------------------------------------------------------------
Exxon Mobil Corp.                                    10,300        896,203
--------------------------------------------------------------------------
Imperial Oil Ltd. (Canada)                              600         33,954
--------------------------------------------------------------------------
Marathon Oil Corp.                                    2,300        122,268
--------------------------------------------------------------------------
Petro-Canada (Canada)                                   300         14,412
==========================================================================
                                                                 1,530,468
==========================================================================




INTEGRATED TELECOMMUNICATION SERVICES-5.55%

AT&T Inc.                                            13,500        470,205
--------------------------------------------------------------------------
Verizon Communications Inc.                           9,500        345,040
==========================================================================
                                                                   815,245
==========================================================================




INTERNET RETAIL-1.78%

Amazon.com, Inc.(b)                                   3,250        209,527
--------------------------------------------------------------------------
Expedia, Inc.(b)                                      2,250         51,593
==========================================================================
                                                                   261,120
==========================================================================




INTERNET SOFTWARE & SERVICES-1.28%

eBay Inc.(b)                                          7,150        188,474
==========================================================================




INVESTMENT COMPANIES-EXCHANGE TRADED FUNDS-0.37%

S&P 500 Depositary Receipts Trust-Series 1              400         53,528
==========================================================================




LEISURE PRODUCTS-1.94%

Hasbro, Inc.                                          4,300        110,811
--------------------------------------------------------------------------
Mattel, Inc.                                          9,000        173,880
==========================================================================
                                                                   284,691
==========================================================================




LIFE & HEALTH INSURANCE-1.17%

AFLAC Inc.                                              450         28,085
--------------------------------------------------------------------------
Manulife Financial Corp. (Canada)                     1,050         40,645
--------------------------------------------------------------------------
Unum Group                                            4,500        103,095
==========================================================================
                                                                   171,825
==========================================================================




MANAGED HEALTH CARE-0.59%

CIGNA Corp.                                           1,950         86,931
==========================================================================




METAL & GLASS CONTAINERS-1.23%

Owens-Illinois, Inc.(b)                               3,200        180,640
==========================================================================




MULTI-LINE INSURANCE-3.08%

American International Group, Inc.                    7,250        339,735
--------------------------------------------------------------------------
Loews Corp.                                           2,700        112,968
==========================================================================
                                                                   452,703
==========================================================================




OIL & GAS DRILLING-0.05%

Transocean Inc.                                          50          7,026
==========================================================================




OIL & GAS EXPLORATION & PRODUCTION-1.06%

Encana Corp (Canada)                                  2,050        156,231
==========================================================================




OTHER DIVERSIFIED FINANCIAL SERVICES-2.56%

Bank of America Corp.                                 9,450        375,543
==========================================================================




PHARMACEUTICALS-6.22%

Johnson & Johnson                                       100          6,196
--------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                         2,750         29,150
--------------------------------------------------------------------------
Lilly (Eli) and Co.                                   1,850         92,537
--------------------------------------------------------------------------
Merck & Co. Inc.                                      8,050        356,615
--------------------------------------------------------------------------
Pfizer Inc.                                          19,250        428,890
==========================================================================
                                                                   913,388
==========================================================================




5          AIM STRUCTURED CORE FUND

                                                     SHARES       VALUE
--------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-3.64%

ACE Ltd.                                                300    $    16,872
--------------------------------------------------------------------------
Allstate Corp. (The)                                  1,900         90,687
--------------------------------------------------------------------------
Chubb Corp. (The)                                       550         27,995
--------------------------------------------------------------------------
Travelers Cos., Inc. (The)                            5,500        255,255
--------------------------------------------------------------------------
XL Capital Ltd.-Class A                               4,000        144,240
==========================================================================
                                                                   535,049
==========================================================================




RETAIL REIT'S-1.14%

Simon Property Group, Inc.                            2,000        167,600
==========================================================================




SEMICONDUCTOR EQUIPMENT-2.28%

Applied Materials, Inc.                               4,900         93,933
--------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)                    3,150        240,282
==========================================================================
                                                                   334,215
==========================================================================




SEMICONDUCTORS-5.27%

Altera Corp.                                          3,100         53,041
--------------------------------------------------------------------------
Analog Devices, Inc.                                  1,650         44,418
--------------------------------------------------------------------------
Intel Corp.                                           4,350         86,782
--------------------------------------------------------------------------
Intersil Corp.-Class A                                3,100         72,137
--------------------------------------------------------------------------
National Semiconductor Corp.                          1,950         32,117
--------------------------------------------------------------------------
NVIDIA Corp.(b)                                      10,050        214,969
--------------------------------------------------------------------------
Texas Instruments Inc.                                9,050        271,138
==========================================================================
                                                                   774,602
==========================================================================




SOFT DRINKS-4.01%

Coca-Cola Co. (The)                                   7,150        417,989
--------------------------------------------------------------------------
PepsiCo, Inc.                                         2,450        170,422
==========================================================================
                                                                   588,411
==========================================================================




SPECIALIZED FINANCE-0.44%

IntercontinentalExchange Inc.(b)                        500         65,150
==========================================================================




SYSTEMS SOFTWARE-4.84%

McAfee Inc.(b)                                        2,500         83,175
--------------------------------------------------------------------------
Microsoft Corp.                                      18,350        499,487
--------------------------------------------------------------------------
Novell, Inc.(b)                                       9,650         71,892
--------------------------------------------------------------------------
Symantec Corp.(b)                                     3,300         55,572
==========================================================================
                                                                   710,126
==========================================================================




TECHNOLOGY DISTRIBUTORS-0.16%

Avnet, Inc.(b)                                          700         23,597
==========================================================================




THRIFTS & MORTGAGE FINANCE-0.36%

Fannie Mae                                            1,200         33,180
--------------------------------------------------------------------------
Freddie Mac                                             800         20,144
==========================================================================
                                                                    53,324
==========================================================================




TOBACCO-3.11%

Altria Group, Inc.                                    6,250        457,125
==========================================================================

  Total Common Stocks & Other Equity Interests
     (Cost $15,367,788)                                         14,501,059
==========================================================================




MONEY MARKET FUNDS-0.95%

Liquid Assets Portfolio-Institutional Class(c)       69,894         69,894
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             69,894         69,894
==========================================================================
     Total Money Market Funds (Cost $139,788)                      139,788
==========================================================================
TOTAL INVESTMENTS-99.67% (Cost $15,507,576)                     14,640,847
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.33%                                 48,018
==========================================================================
NET ASSETS-100.00%                                             $14,688,865
__________________________________________________________________________
==========================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


6          AIM STRUCTURED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $15,367,788)                            $14,501,059
-----------------------------------------------------
Investments in affiliated money market
  funds (Cost $139,788)                       139,788
=====================================================
     Total investments (Cost
       $15,507,576)                        14,640,847
=====================================================
Receivables for:
  Investments sold                             13,460
-----------------------------------------------------
  Fund shares sold                             21,770
-----------------------------------------------------
  Dividends                                    26,476
-----------------------------------------------------
  Fund expenses absorbed                       44,120
-----------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             4,966
-----------------------------------------------------
Other assets                                   35,456
=====================================================
     Total assets                          14,787,095
_____________________________________________________
=====================================================


LIABILITIES:

Trustee deferred compensation and
  retirement plans                              4,966
-----------------------------------------------------
Accrued distribution fees                       9,196
-----------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,076
-----------------------------------------------------
Accrued transfer agent fees                       902
-----------------------------------------------------
Accrued operating expenses                     80,090
=====================================================
     Total liabilities                         98,230
=====================================================
Net assets applicable to shares
  outstanding                             $14,688,865
_____________________________________________________
=====================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest             $15,771,407
-----------------------------------------------------
Undistributed net investment income            17,154
-----------------------------------------------------
Undistributed net realized gain (loss)       (232,967)
-----------------------------------------------------
Unrealized appreciation (depreciation)       (866,729)
=====================================================
                                          $14,688,865
_____________________________________________________
=====================================================



NET ASSETS:

Class A                                   $ 1,419,165
_____________________________________________________
=====================================================
Class B                                   $   719,041
_____________________________________________________
=====================================================
Class C                                   $ 1,696,522
_____________________________________________________
=====================================================
Class R                                   $   656,179
_____________________________________________________
=====================================================
Institutional Class                       $10,197,958
_____________________________________________________
=====================================================



SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       141,199
_____________________________________________________
=====================================================
Class B                                        71,978
_____________________________________________________
=====================================================
Class C                                       169,841
_____________________________________________________
=====================================================
Class R                                        65,377
_____________________________________________________
=====================================================
Institutional Class                         1,014,227
_____________________________________________________
=====================================================
Class A:
  Net asset value per share               $     10.05
-----------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.05 /
       94.50%)                            $     10.63
_____________________________________________________
=====================================================
Class B:
  Net asset value and offering price
     per share                            $      9.99
_____________________________________________________
=====================================================
Class C:
  Net asset value and offering price
     per share                            $      9.99
_____________________________________________________
=====================================================
Class R:
  Net asset value and offering price
     per share                            $     10.04
_____________________________________________________
=====================================================
Institutional Class:
  Net asset value and offering price
     per share                            $     10.05
_____________________________________________________
=====================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


7          AIM STRUCTURED CORE FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $145)                               $   107,894
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                             5,334
==============================================================================================
     Total investment income                                                           113,228
==============================================================================================


EXPENSES:

Advisory fees                                                                           32,896
----------------------------------------------------------------------------------------------
Administrative services fees                                                            24,863
----------------------------------------------------------------------------------------------
Custodian fees                                                                           4,176
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                1,909
----------------------------------------------------------------------------------------------
  Class B                                                                                4,081
----------------------------------------------------------------------------------------------
  Class C                                                                                6,031
----------------------------------------------------------------------------------------------
  Class R                                                                                1,702
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     3,839
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       118
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                8,256
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            23,466
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 37,014
----------------------------------------------------------------------------------------------
Professional services fees                                                              26,309
----------------------------------------------------------------------------------------------
Other                                                                                    4,494
==============================================================================================
     Total expenses                                                                    179,154
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)              (124,436)
==============================================================================================
     Net expenses                                                                       54,718
==============================================================================================
Net investment income                                                                   58,510
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities                                   (214,931)
==============================================================================================
Change in net unrealized appreciation (depreciation)                                (1,242,939)
==============================================================================================
Net realized and unrealized gain (loss)                                             (1,457,870)
==============================================================================================
Net increase (decrease) in net assets resulting from operations                    $(1,399,360)
______________________________________________________________________________________________
==============================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


8          AIM STRUCTURED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                         FEBRUARY 29,    AUGUST 31,
                                                                             2008           2007
---------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    58,510    $   18,650
---------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (214,931)      100,642
---------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (1,242,939)      272,805
===================================================================================================
     Net increase (decrease) in net assets resulting from operations       (1,399,360)      392,097
===================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                      (3,257)      (20,605)
---------------------------------------------------------------------------------------------------
  Class B                                                                          --        (7,234)
---------------------------------------------------------------------------------------------------
  Class C                                                                          --        (6,815)
---------------------------------------------------------------------------------------------------
  Class R                                                                          --        (9,690)
---------------------------------------------------------------------------------------------------
  Institutional Class                                                         (51,149)      (11,700)
===================================================================================================
     Total distributions from net investment income                           (54,406)      (56,044)
===================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                      (7,487)           --
---------------------------------------------------------------------------------------------------
  Class B                                                                      (3,837)           --
---------------------------------------------------------------------------------------------------
  Class C                                                                      (4,882)           --
---------------------------------------------------------------------------------------------------
  Class R                                                                      (3,252)           --
---------------------------------------------------------------------------------------------------
  Institutional Class                                                         (53,151)           --
===================================================================================================
     Total distributions from net realized gains                              (72,609)           --
===================================================================================================
     Decrease in net assets resulting from distributions                     (127,015)      (56,044)
===================================================================================================
Share transactions - net:
  Class A                                                                      34,180       446,057
---------------------------------------------------------------------------------------------------
  Class B                                                                     (47,461)      143,523
---------------------------------------------------------------------------------------------------
  Class C                                                                     761,559       364,389
---------------------------------------------------------------------------------------------------
  Class R                                                                      43,079        13,698
---------------------------------------------------------------------------------------------------
  Institutional Class                                                      10,376,121       270,572
===================================================================================================
     Net increase in net assets resulting from share transactions          11,167,478     1,238,239
===================================================================================================
     Net increase in net assets                                             9,641,103     1,574,292
===================================================================================================


NET ASSETS:

  Beginning of period                                                       5,047,762     3,473,470
===================================================================================================
  End of period (including undistributed net investment income of
     $17,154 and $13,050, respectively)                                   $14,688,865    $5,047,762
___________________________________________________________________________________________________
===================================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


9          AIM STRUCTURED CORE FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss)

10          AIM STRUCTURED CORE FUND
      from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
------------------------------------------------------------------
First $250 million                                          0.60%
------------------------------------------------------------------
Next $250 million                                           0.575%
------------------------------------------------------------------
Next $500 million                                           0.55%
------------------------------------------------------------------
Next $1.5 billion                                           0.525%
------------------------------------------------------------------
Next $2.5 billion                                           0.50%
------------------------------------------------------------------
Next $2.5 billion                                           0.475%
------------------------------------------------------------------
Next $2.5 billion                                           0.45%
------------------------------------------------------------------
Over $10 billion                                            0.425%
__________________________________________________________________
==================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim pays Invesco Institutional (N.A.), Inc.40% of the amount of Invesco Aim's compensation on the sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on March 28, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses,

11          AIM STRUCTURED CORE FUND
the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees and reimbursed expenses of $120,467 and reimbursed class level expenses of $1,346, $720, $1,063, $600 and $118 for expenses of Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 29, 2008, Invesco reimbursed expenses of the Fund in the amount of $12.

  The Trust has entered into a master administrative services agreement with the Advisor pursuant to which the Fund has agreed to pay the Advisor for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $440 in front-end sales commissions from the sale of Class A shares and $0, $398, $1,999 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $110.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $538 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


12          AIM STRUCTURED CORE FUND

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2007.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $16,799,640 and $5,846,299, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $   518,415
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (1,385,846)
==============================================================================================
Net unrealized appreciation (depreciation) of investment securities                $  (867,431)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $15,508,278.




13          AIM STRUCTURED CORE FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                           CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED               YEAR ENDED
                                                                 FEBRUARY 29, 2008(a)           AUGUST 31, 2007
                                                              -------------------------     ----------------------
                                                                SHARES         AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        28,072     $   299,795      44,275     $  491,285
------------------------------------------------------------------------------------------------------------------
  Class B                                                         3,078          34,507      16,451        183,040
------------------------------------------------------------------------------------------------------------------
  Class C                                                        98,835         991,242      32,644        369,797
------------------------------------------------------------------------------------------------------------------
  Class R                                                         3,850          39,827         361          4,008
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           948,952      10,566,778      22,949        258,872
==================================================================================================================

Issued as reinvestment of dividends:
  Class A                                                           931          10,620       1,872         20,605
------------------------------------------------------------------------------------------------------------------
  Class B                                                           338           3,837         656          7,234
------------------------------------------------------------------------------------------------------------------
  Class C                                                           424           4,818         618          6,815
------------------------------------------------------------------------------------------------------------------
  Class R                                                           285           3,252         880          9,690
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             9,141         104,300       1,063         11,700
==================================================================================================================

Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,552          30,205         223          2,548
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,567)        (30,205)       (223)        (2,548)
==================================================================================================================

Reacquired:
  Class A                                                       (27,209)       (306,440)     (6,193)       (68,381)
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (4,870)        (55,600)     (3,915)       (44,203)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (23,085)       (234,501)     (1,122)       (12,223)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (27,879)       (294,957)         --             --
==================================================================================================================
                                                              1,010,848     $11,167,478     110,539     $1,238,239
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and that owns 63% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
       In addition, 21% of the outstanding shares of the Fund is owned by Invesco Aim.

NOTE 9--SUBSEQUENT EVENT

The Board of Trustees of the Trust unanimously approved, on October 30, 2007 an Agreement and Plan of Reorganization ("Reorganization") pursuant to which the Fund would acquire all of the assets of AIM S&P 500 Index Fund ("Selling Fund"), a series of AIM Stock Funds. Upon closing of the Reorganization, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

  The Reorganization was approved by the Selling Fund's shareholders on March 28, 2008 and is expected to close prior to the opening of business, on or about April 28, 2008.

  Upon the closing of the Reorganization, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed in NOTE
2) for the Fund's Investor Class and Institutional Class shares to 0.60% and 0.35% of average daily net assets, respectively. The expense limitation agreement is in effect for one year following the closing date of the Reorganization.

  As of February 29, 2008 the net assets of Selling Fund were $198,784,628.


14          AIM STRUCTURED CORE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                                        ---------------------------------------------------
                                                                                           MARCH 31, 2006
                                                         SIX MONTHS                     (COMMENCEMENT DATE)
                                                            ENDED        YEAR ENDED           THROUGH
                                                        FEBRUARY 29,     AUGUST 31,          AUGUST 31,
                                                            2008            2007                2006
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.19          $10.19              $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.06(a)         0.08(a)             0.04
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                            (1.12)           1.10                0.15
===========================================================================================================
     Total from investment operations                       (1.06)           1.18                0.19
===========================================================================================================
Less distributions:
  Dividends from net investment income                      (0.03)          (0.18)                 --
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.05)             --                  --
===========================================================================================================
     Total distributions                                    (0.08)          (0.18)                 --
===========================================================================================================
Net asset value, end of period                             $10.05          $11.19              $10.19
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                             (9.59)%         11.60%               1.90%
___________________________________________________________________________________________________________
===========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,419          $1,532              $  985
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.01%(c)        1.02%               1.06%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          3.38%(c)        6.88%              10.44%(d)
===========================================================================================================
Ratio of net investment income to average net assets         1.06%(c)        0.67%               0.95%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                     53%             79%                 25%
___________________________________________________________________________________________________________
===========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,535,175.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



15          AIM STRUCTURED CORE FUND

                                                                             CLASS B
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,      THROUGH AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.14            $10.16              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.02(a)          (0.01)(a)            0.01
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.12)             1.10                0.15
============================================================================================================
     Total from investment operations                      (1.10)             1.09                0.16
============================================================================================================
Less distributions:
  Dividends from net investment income                        --             (0.11)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.05)               --                  --
============================================================================================================
     Total distributions                                   (0.05)            (0.11)                 --
============================================================================================================
Net asset value, end of period                            $ 9.99            $11.14              $10.16
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (9.90)%           10.74%               1.60%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $  719            $  847              $  640
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.76%(c)          1.77%               1.81%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         4.13%(c)          7.63%              11.19%(d)
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                0.31%(c)         (0.08)%              0.20%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    53%               79%                 25%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $820,766.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS C
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,      THROUGH AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.14            $10.16              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.02(a)          (0.01)(a)            0.01
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.12)             1.10                0.15
============================================================================================================
     Total from investment operations                      (1.10)             1.09                0.16
============================================================================================================
Less distributions:
  Dividends from net investment income                        --             (0.11)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.05)               --                  --
============================================================================================================
     Total distributions                                   (0.05)            (0.11)                 --
============================================================================================================
Net asset value, end of period                            $ 9.99            $11.14              $10.16
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (9.90)%           10.74%               1.60%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,697            $1,043              $  625
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.76%(c)          1.77%               1.81%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         4.13%(c)          7.63%              11.19%(d)
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                0.31%(c)         (0.08)%              0.20%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    53%               79%                 25%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,212,718.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16          AIM STRUCTURED CORE FUND

                                                                             CLASS R
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,      THROUGH AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.17            $10.18              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.04(a)           0.05(a)             0.03
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (1.12)             1.10                0.15
============================================================================================================
     Total from investment operations                      (1.08)             1.15                0.18
============================================================================================================
Less distributions:
  Dividends from net investment income                        --             (0.16)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.05)               --                  --
============================================================================================================
     Total distributions                                   (0.05)            (0.16)                 --
============================================================================================================
Net asset value, end of period                            $10.04            $11.17              $10.18
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (9.70)%           11.33%               1.80%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $  656            $  684              $  611
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.26%(c)          1.27%               1.31%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         3.63%(c)          7.13%              10.69%(d)
============================================================================================================
Ratio of net investment income to average net
  assets                                                    0.81%(c)          0.42%               0.70%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    53%               79%                 25%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $684,445.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                       INSTITUTIONAL CLASS
                                                     -------------------------------------------------------
                                                                                            MARCH 31. 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,      THROUGH AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 11.21           $10.20              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.07(a)          0.10(a)             0.05
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (1.13)            1.10                0.15
============================================================================================================
     Total from investment operations                       (1.06)            1.20                0.20
============================================================================================================
Less distributions:
  Dividends from net investment income                      (0.05)           (0.19)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.05)              --                  --
============================================================================================================
     Total distributions                                    (0.10)           (0.19)                 --
============================================================================================================
Net asset value, end of period                            $ 10.05           $11.21              $10.20
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                             (9.53)%          11.85%               2.00%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $10,198           $  942              $  612
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.75%(c)         0.77%               0.80%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                          2.95%(c)         6.55%              10.14%(d)
============================================================================================================
Ratio of net investment income to average net
  assets                                                     1.32%(c)         0.92%               1.21%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                     53%              79%                 25%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $6,772,420.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17          AIM STRUCTURED CORE FUND

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


18          AIM STRUCTURED CORE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)  PERIOD(2,3)    (02/29/08)   PERIOD(2,4)   RATIO(2)
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $904.10        $4.78       $1,019.84       $5.07        1.01%
--------------------------------------------------------------------------------------------------
       B            1,000.00        901.00         8.32        1,016.11        8.82        1.76
--------------------------------------------------------------------------------------------------
       C            1,000.00        901.00         8.32        1,016.11        8.82        1.76
--------------------------------------------------------------------------------------------------
       R            1,000.00        903.00         5.96        1,018.60        6.32        1.26
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective April 28, 2008, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, and Class R shares to 0.60%, 1.35%, 1.35%, and 0.85% of average daily net assets, respectively. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.61%, 1.36%, 1.36% and 0.86% for the Class A, Class B, Class C, and Class R shares, respectively.
(3) The actual expenses paid restated as if the change discussed above had been in effect through the entire most recent fiscal half year are $2.89, $6.43, $6.43 and $4.07 for the Class A, Class B, Class C, and Class R shares, respectively.
(4) The hypothetical expenses paid restated as if the change discussed above had been in effect through the entire most recent fiscal half year are $3.07, $6.82, $6.82 and $4.32 for the Class A, Class B, Class C and Class R shares, respectively.


19          AIM STRUCTURED CORE FUND

Supplement to Semiannual Report dated 2/29/08

AIM STRUCTURED CORE FUND

                                                   =====================================      Had the advisor not waived fees and/or
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS            reimbursed expenses, performance would
                                                   For periods ended 2/29/08               have been lower.
The following information has been prepared to
provide Institutional Class shareholders with a    Inception (3/31/06)             1.67%      Please note that past performance is
performance overview specific to their holdings.    1 Year                        -6.61    not indicative of future results. More
Institutional Class shares are offered              6 Months*                     -9.53    recent returns may be more or less than
exclusively to institutional investors,                                                    those shown. All returns assume
including defined contribution plans that meet     AVERAGE ANNUAL TOTAL RETURNS            reinvestment of distributions at NAV.
certain criteria.                                                                          Investment return and principal value
                                                   For periods ended 12/31/07, most        will fluctuate so your shares, when
                                                   recent calendar quarter-end             redeemed, may be worth more or less than
                                                                                           their original cost. See full report for
                                                   Inception (3/31/06)             9.79%   information on comparative benchmarks.
                                                    1 Year                         6.00    Please consult your Fund prospectus for
                                                    6 Months*                      0.30    more information. For the most current
                                                                                           month-end performance, please call
                                                   *  Cumulative total return that has     800-451-4246 or visit invescoaim.com.
                                                      not been annualized
                                                   =====================================   1  Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                                   Institutional Class shares have no         expense reimbursements by the advisor
                                                   sales charge; therefore, performance       in effect through at least June 30,
                                                   is at net asset value (NAV).               2008. See current prospectus for more
                                                   Performance of Institutional Class         information.
                                                   shares will differ from performance
                                                   of other share classes primarily due
                                                   to differing sales charges and class
                                                   expenses.

                                                      The net annual Fund operating
                                                   expense ratio set forth in the most
                                                   recent Fund prospectus as of the date
                                                   of this supplement for Institutional
                                                   Class shares was 0.78%.(1) The total
                                                   annual Fund operating expense ratio
                                                   set forth in the most recent Fund
                                                   prospectus as of the date of this
                                                   supplement for Institutional Class
                                                   shares was 6.56%. The expense ratios
                                                   presented above may vary from the
                                                   expense ratios presented in other
                                                   sections of the actual report that
                                                   are based on expenses incurred during
                                                   the period covered by the report.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SCOR-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)  PERIOD(2,3)    (02/29/08)   PERIOD(2,4)   RATIO(2)
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $904.70        $3.54       $1,021.15       $3.76        0.75%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective April 28, 2008, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of the Institutional Class shares to 0.35% of average daily net assets. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.35% for the Institutional Class shares.
(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $1.65.
(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year is $1.75.


          AIM STRUCTURED CORE FUND

EDELIVERY

INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                       HOW DO I SIGN UP?

Register for eDelivery to:                         It's easy. Just follow these simple steps:

- save your Fund the cost of printing and          1. Log in to your account.
  postage.
- reduce the amount of paper you receive.          2. Click on the "Service Center" tab.
- gain access to your documents faster by not
  waiting for the mail.                            3. Select "Register for eDelivery" and complete
- view your documents online anytime at your          the consent process.
  convenience.
- save the documents to your personal computer
  or print them out for your records.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete
Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference
Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the
Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--SERVICE
MARK-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc.
and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services
represented by Invesco Aim; they each provide investment              [INVESCO AIM LOGO]
advisory services to individual and institutional clients              - SERVICE MARK -
and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco
Global Asset Management (N.A.), Inc., AIM Funds Management
Inc. (DBA AIM Trimark Investments), Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated
investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM
Funds Management Inc. anticipates changing its name to
Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                      invescoaim.com   SCOR-SAR-1   Invesco Aim Distributors, Inc.

[Invesco Aim Logo]           AIM STRUCTURED GROWTH FUND
- service mark -             Semiannual Report to Shareholders February 29, 2008

                                                              [Mountain Graphic]

AIM Investments
became INVESCO AIM
on March 31, 2008.

For more details, go to      2    Fund performance
invescoaim.com               3    Letter to shareholders
                             4    Schedule of investments
                             7    Financial statements
                             10   Notes to financial statements
                             15   Financial highlights
                             19   Fund expenses
                             20   Approval of sub-advisory agreement
                             21   Results of proxy

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

==================================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

   Cumulative total returns, 8/31/07-2/29/08, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                            -6.00%
Class B Shares                                            -6.35
Class C Shares                                            -6.35
Class R Shares                                            -6.12
S&P 500 Index(triangle) (Broad Market Index)              -8.79
Russell 1000 Growth Index(triangle) (Style-Specific
   Index)                                                 -6.56
Lipper Large-Cap Growth Funds Index(triangle)
   (Peer Group Index)                                     -4.72

Source: (triangle)Lipper Inc.

   The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell
1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell
1000 Growth Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company

   The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

==================================================================================================

AVERAGE ANNUAL TOTAL RETURNS                         AVERAGE ANNUAL TOTAL RETURNS

==================================================   =============================================

As of 2/29/08, including maximum applicable sales    As of 12/31/07, the most recent calendar
charges                                              quarter-end, including maximum applicable
                                                     sales charges
CLASS A SHARES
Inception (3/31/06)                           1.05%  CLASS A SHARES
   1 Year                                    -6.41   Inception (3/31/06)                     9.34%
                                                        1 Year                               7.67
CLASS B SHARES
Inception (3/31/06)                           1.24%  CLASS B SHARES
   1 Year                                    -6.54   Inception (3/31/06)                     9.97%
                                                        1 Year                               8.09
CLASS C SHARES
Inception (3/31/06)                           3.29%  CLASS C SHARES
   1 Year                                    -2.72   Inception (3/31/06)                    12.08%
                                                        1 Year                              12.09
CLASS R SHARES
Inception (3/31/06)                           3.86%  CLASS R SHARES
   1  Year                                   -1.20   Inception (3/31/06)                    12.67%
                                                        1 Year                              13.68

==================================================   =============================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE
RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT INVESCOAIM.COM FOR THE MOST
RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET
ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE
FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF
FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
LOSS WHEN YOU SELL SHARES.

   THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF
THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C AND CLASS R SHARES WAS 1.01%, 1.76%, 1.76%
AND 1.26%, RESPECTIVELY.(1) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST
RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR CLASS A, CLASS B, CLASS C AND CLASS R
SHARES WAS 1.29%, 2.04%, 2.04% AND 1.54%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY
VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

   CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C
SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD
INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT
THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER
PURCHASE. CLASS R SHARES DO NOT HAVE A FRONT-END SALES CHARGE; RETURNS SHOWN ARE AT NET ASSET
VALUE AND DO NOT REFLECT A 0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL REDEMPTION OF RETIREMENT PLAN
ASSETS WITHIN THE FIRST YEAR.

   THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT SALES CHARGE
STRUCTURES AND CLASS EXPENSES.

   HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

1  Total annual operating expenses less contractual advisory fees by the advisor in effect through at least June 30, 2008. See current prospectus for more information.


2   AIM STRUCTURED GROWTH FUND

                   Dear Fellow AIM Fund Shareholders:

                   The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and
   [CROCKETT       more than 50 shareholders have contacted me directly by e-mail. When I could
     PHOTO]        respond quickly and easily to a shareholder's specific concern I did, but the messages for the most part raised consistent issues that I respond to here.

                      I have received many suggestions, a few complaints, and one offer to buy a
BRUCE CROCKETT     gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment. Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%.
Direct responders expressed more of a preference for paper, especially for long reports.
Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although
75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and Exchange Commission
(SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its
Investments subcommittees continue to work with Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low.
Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind. While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important.
Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the
Investments Committee. The Valuation Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight Committee under the chairmanship of Carl
Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at
bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ Bruce L. Crockett

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM STRUCTURED GROWTH FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 29, 2008



-------------------------------------------------------------------------
Information Technology                                               30.7%
-------------------------------------------------------------------------
Consumer Discretionary                                               13.2
-------------------------------------------------------------------------
Industrials                                                          12.7
-------------------------------------------------------------------------
Health Care                                                          11.7
-------------------------------------------------------------------------
Materials                                                            11.3
-------------------------------------------------------------------------
Consumer Staples                                                      7.0
-------------------------------------------------------------------------
Energy                                                                5.8
-------------------------------------------------------------------------
Financials                                                            5.7
-------------------------------------------------------------------------
Telecommunication Services                                            0.7
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         1.2
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(a)

February 29, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.80%


AEROSPACE & DEFENSE-2.55%

Boeing Co. (The)                                         25,000    $  2,069,750
-------------------------------------------------------------------------------
Honeywell International Inc.                             39,500       2,272,830
===============================================================================
                                                                      4,342,580
===============================================================================




AIRLINES-0.08%

Continental Airlines, Inc.-Class B(b)                     5,300         128,154
===============================================================================




APPAREL RETAIL-1.14%

Aeropostale, Inc.(b)(c)                                  49,400       1,326,884
-------------------------------------------------------------------------------
Gap, Inc. (The)                                          30,800         621,236
===============================================================================
                                                                      1,948,120
===============================================================================




AUTOMOTIVE RETAIL-0.41%

AutoZone, Inc.(b)                                         6,000         690,480
===============================================================================




BROADCASTING & CABLE TV-0.10%

DIRECTV Group, Inc. (The)(b)                              6,900         172,845
===============================================================================




COAL & CONSUMABLE FUELS-0.47%

Patriot Coal Corp.(b)(c)                                 14,800         794,760
===============================================================================




COMMERCIAL PRINTING-0.26%

Deluxe Corp.                                             21,200         441,596
===============================================================================




COMMUNICATIONS EQUIPMENT-2.83%

Juniper Networks, Inc.(b)                               180,100       4,830,282
===============================================================================




COMPUTER & ELECTRONICS RETAIL-3.57%

GameStop Corp.-Class A(b)                                71,300       3,020,268
-------------------------------------------------------------------------------
RadioShack Corp.(c)                                     176,200       3,074,690
===============================================================================
                                                                      6,094,958
===============================================================================




COMPUTER HARDWARE-5.51%

Hewlett-Packard Co.                                     131,400       6,276,978
-------------------------------------------------------------------------------
International Business Machines Corp.                    27,400       3,119,764
===============================================================================
                                                                      9,396,742
===============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.47%

AGCO Corp.(b)                                            38,700       2,510,082
===============================================================================




CONSUMER ELECTRONICS-0.88%

Garmin Ltd.(c)                                           25,500       1,497,105
===============================================================================




CONSUMER FINANCE-0.17%

Discover Financial Services                              18,700         282,183
===============================================================================




DATA PROCESSING & OUTSOURCED SERVICES-0.41%

Broadridge Financial Solutions Inc.                      22,900         438,535
-------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                        6,700         264,382
===============================================================================
                                                                        702,917
===============================================================================




DIVERSIFIED BANKS-0.71%

Wells Fargo & Co.                                        41,600       1,215,968
===============================================================================




DIVERSIFIED CHEMICALS-1.96%

E. I. du Pont de Nemours and Co.                         72,100       3,346,882
===============================================================================




DIVERSIFIED METALS & MINING-0.42%

Southern Copper Corp.(c)                                  6,300         718,893
===============================================================================




4          AIM STRUCTURED GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

EDUCATION SERVICES-3.70%

Apollo Group Inc.-Class A(b)                             72,200    $  4,431,636
-------------------------------------------------------------------------------
DeVry, Inc.                                               6,300         276,822
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                        29,100       1,606,902
===============================================================================
                                                                      6,315,360
===============================================================================




ELECTRICAL COMPONENTS & EQUIPMENT-3.19%

First Solar, Inc.(b)                                     26,550       5,448,060
===============================================================================




FERTILIZERS & AGRICULTURAL CHEMICALS-4.35%

CF Industries Holdings, Inc.                             13,900       1,696,912
-------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                      38,100       4,240,530
-------------------------------------------------------------------------------
Terra Industries Inc.(b)                                 32,700       1,478,367
===============================================================================
                                                                      7,415,809
===============================================================================




FOOTWEAR-0.42%

Nike, Inc.-Class B(c)                                    12,000         722,400
===============================================================================




GENERAL MERCHANDISE STORES-0.30%

Big Lots, Inc.(b)                                        30,800         518,980
===============================================================================




HEALTH CARE DISTRIBUTORS-0.23%

PharMerica Corp.(b)(c)                                   26,900         395,968
===============================================================================




HEALTH CARE EQUIPMENT-2.46%

Intuitive Surgical, Inc.(b)                               8,740       2,463,981
-------------------------------------------------------------------------------
Kinetic Concepts, Inc.(b)(c)                             33,700       1,731,843
===============================================================================
                                                                      4,195,824
===============================================================================




HEALTH CARE SERVICES-2.98%

Express Scripts, Inc.(b)                                 10,500         620,550
-------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                         100,700       4,462,017
===============================================================================
                                                                      5,082,567
===============================================================================




INDUSTRIAL CONGLOMERATES-5.15%

General Electric Co.                                    117,200       3,884,008
-------------------------------------------------------------------------------
McDermott International, Inc.(b)                         93,800       4,898,236
===============================================================================
                                                                      8,782,244
===============================================================================




INDUSTRIAL REIT'S-1.44%

ProLogis(c)                                              45,600       2,456,928
===============================================================================




INTEGRATED OIL & GAS-4.25%

Chevron Corp.                                             4,100         355,306
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        79,300       6,899,893
===============================================================================
                                                                      7,255,199
===============================================================================




INTEGRATED TELECOMMUNICATION SERVICES-0.68%

Verizon Communications Inc.                              31,700       1,151,344
===============================================================================




INTERNET RETAIL-1.77%

Amazon.com, Inc.(b)                                      25,900       1,669,773
-------------------------------------------------------------------------------
Priceline.com Inc.(b)                                    11,800       1,345,436
===============================================================================
                                                                      3,015,209
===============================================================================




INTERNET SOFTWARE & SERVICES-2.33%

eBay Inc.(b)                                            151,000       3,980,360
===============================================================================




LEISURE PRODUCTS-0.88%

Hasbro, Inc.                                             58,300       1,502,391
===============================================================================




MANAGED HEALTH CARE-0.60%

CIGNA Corp.                                              22,900       1,020,882
===============================================================================




METAL & GLASS CONTAINERS-1.70%

Owens-Illinois, Inc.(b)(c)                               51,300       2,895,885
===============================================================================




MULTI-LINE INSURANCE-0.88%

American International Group, Inc.                       32,000       1,499,520
===============================================================================




OIL & GAS REFINING & MARKETING-1.10%

Frontier Oil Corp.                                       52,700       1,881,917
===============================================================================




PHARMACEUTICALS-5.39%

Forest Laboratories, Inc.(b)                             33,500       1,332,295
-------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)(c)                         42,700         452,620
-------------------------------------------------------------------------------
Lilly (Eli) and Co.                                      46,300       2,315,926
-------------------------------------------------------------------------------
Merck & Co. Inc.                                         89,900       3,982,570
-------------------------------------------------------------------------------
Pfizer Inc.                                              50,000       1,114,000
===============================================================================
                                                                      9,197,411
===============================================================================




PROPERTY & CASUALTY INSURANCE-0.64%

Travelers Cos., Inc. (The)                               23,400       1,085,994
===============================================================================




RETAIL REIT'S-1.36%

Simon Property Group, Inc.                               27,600       2,312,880
===============================================================================




SEMICONDUCTOR EQUIPMENT-4.24%

Amkor Technology, Inc.(b)                                81,600         955,536
-------------------------------------------------------------------------------
Applied Materials, Inc.                                  76,000       1,456,920
-------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)                       53,000       4,042,840
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(b)(c)                                             23,200         783,696
===============================================================================
                                                                      7,238,992
===============================================================================




SEMICONDUCTORS-9.15%

Intel Corp.                                             362,900       7,239,855
-------------------------------------------------------------------------------
Intersil Corp.-Class A(c)                                50,300       1,170,481
-------------------------------------------------------------------------------
National Semiconductor Corp.                             54,000         889,380
-------------------------------------------------------------------------------
NVIDIA Corp.(b)                                          39,300         840,627
-------------------------------------------------------------------------------
Texas Instruments Inc.                                  182,500       5,467,700
===============================================================================
                                                                     15,608,043
===============================================================================




SOFT DRINKS-3.17%

Coca-Cola Co. (The)                                      75,500       4,413,730
-------------------------------------------------------------------------------
PepsiCo, Inc.(c)                                         14,300         994,708
===============================================================================
                                                                      5,408,438
===============================================================================




SPECIALIZED FINANCE-0.39%

Nasdaq Omx Group, Inc. (The)(b)                          16,100         668,311
===============================================================================




5          AIM STRUCTURED GROWTH FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

STEEL-2.91%

AK Steel Holding Corp.                                   94,200    $  4,956,804
===============================================================================



SYSTEMS SOFTWARE-6.24%

Microsoft Corp.                                         333,600       9,080,592
-------------------------------------------------------------------------------
Novell, Inc.(b)(c)                                      131,000         975,950
-------------------------------------------------------------------------------
Symantec Corp.(b)                                        35,000         589,400
===============================================================================
                                                                     10,645,942
===============================================================================




THRIFTS & MORTGAGE FINANCE-0.08%

Freddie Mac                                               5,700         143,526
===============================================================================



TOBACCO-3.88%

Altria Group, Inc.                                       90,500       6,619,170
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $171,874,411)                                          168,536,905
===============================================================================



                                                      PRINCIPAL
                                                       AMOUNT

U.S. TREASURY SECURITIES-0.15%


U.S. TREASURY BILLS-0.15%

2.91%, 03/20/08(d)(e)
  (Cost $249,616)                                    $  250,000         249,616
===============================================================================




MONEY MARKET FUNDS-0.90%

Liquid Assets Portfolio-Institutional Class(f)          766,248         766,248
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                766,248         766,248
===============================================================================
     Total Money Market Funds (Cost $1,532,496)                       1,532,496
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.85% (Cost $173,656,523)                                  170,319,017
===============================================================================




INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-5.80%

Liquid Assets Portfolio-Institutional Class (Cost
  $9,891,029)(f)(g)                                   9,891,029       9,891,029
===============================================================================
TOTAL INVESTMENTS-105.65% (Cost $183,547,552)                       180,210,046
===============================================================================
OTHER ASSETS LESS LIABILITIES-(5.65)%                                (9,631,994)
===============================================================================
NET ASSETS-100.00%                                                 $170,578,052
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at February 29, 2008.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 6.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


6          AIM STRUCTURED GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $172,124,027)*                         $168,786,521
-----------------------------------------------------
Investments in affiliated money market
  funds (Cost $11,423,525)                 11,423,525
=====================================================
     Total investments (Cost
       $183,547,552)                      180,210,046
=====================================================
Receivables for:
  Fund shares sold                            135,364
-----------------------------------------------------
  Dividends                                   232,520
-----------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             5,410
-----------------------------------------------------
Other assets                                   42,882
=====================================================
     Total assets                         180,626,222
_____________________________________________________
=====================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       50,570
-----------------------------------------------------
  Collateral upon return of securities
     loaned                                 9,891,029
-----------------------------------------------------
  Variation margin                             31,050
-----------------------------------------------------
Trustee deferred compensation and
  retirement plans                              8,348
-----------------------------------------------------
Accrued distribution fees                       3,421
-----------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,074
-----------------------------------------------------
Accrued transfer agent fees                       781
-----------------------------------------------------
Accrued operating expenses                     59,897
=====================================================
     Total liabilities                     10,048,170
=====================================================
Net assets applicable to shares
  outstanding                            $170,578,052
_____________________________________________________
=====================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $171,185,262
-----------------------------------------------------
Undistributed net investment income           170,767
-----------------------------------------------------
Undistributed net realized gain             2,600,660
-----------------------------------------------------
Unrealized appreciation (depreciation)     (3,378,637)
=====================================================
                                         $170,578,052
_____________________________________________________
=====================================================



NET ASSETS:

Class A                                  $  6,035,185
_____________________________________________________
=====================================================
Class B                                  $    548,652
_____________________________________________________
=====================================================
Class C                                  $  2,215,163
_____________________________________________________
=====================================================
Class R                                  $     13,580
_____________________________________________________
=====================================================
Institutional Class                      $161,765,472
_____________________________________________________
=====================================================



SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       577,500
_____________________________________________________
=====================================================
Class B                                        53,055
_____________________________________________________
=====================================================
Class C                                       214,196
_____________________________________________________
=====================================================
Class R                                         1,300
_____________________________________________________
=====================================================
Institutional Class                        15,452,771
_____________________________________________________
=====================================================
Class A:
  Net asset value per share              $      10.45
-----------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.45 /
     94.50%)                             $      11.06
_____________________________________________________
=====================================================
Class B:
  Net asset value and offering price
     per share                           $      10.34
_____________________________________________________
=====================================================
Class C:
  Net asset value and offering price
     per share                           $      10.34
_____________________________________________________
=====================================================
Class R:
  Net asset value and offering price
     per share                           $      10.45
_____________________________________________________
=====================================================
Institutional Class:
  Net asset value and offering price
     per share                           $      10.47
_____________________________________________________
=====================================================



* At February 29, 2008, securities with an aggregate value of $9,347,577 were on loan to brokers.

See accompany Notes to Financial Statements which are an integral part of the financial statements.


7          AIM STRUCTURED GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                         $  1,249,635
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
  income of $26,410)                                                                    88,714
----------------------------------------------------------------------------------------------
Interest                                                                                 4,853
==============================================================================================
     Total investment income                                                         1,343,202
==============================================================================================


EXPENSES:

Advisory fees                                                                          542,064
----------------------------------------------------------------------------------------------
Administrative services fees                                                            24,863
----------------------------------------------------------------------------------------------
Custodian fees                                                                           7,379
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                9,203
----------------------------------------------------------------------------------------------
  Class B                                                                                3,172
----------------------------------------------------------------------------------------------
  Class C                                                                               11,873
----------------------------------------------------------------------------------------------
  Class R                                                                                   34
----------------------------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                                               8,977
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                               10,809
----------------------------------------------------------------------------------------------
Other                                                                                   75,327
==============================================================================================
     Total expenses                                                                    693,701
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                (9,813)
==============================================================================================
     Net expenses                                                                      683,888
==============================================================================================
Net investment income                                                                  659,314
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              2,993,370
----------------------------------------------------------------------------------------------
  Futures contracts                                                                   (322,105)
==============================================================================================
                                                                                     2,671,265
==============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                            (14,271,800)
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (60,276)
==============================================================================================
                                                                                   (14,332,076)
==============================================================================================
Net realized and unrealized gain (loss)                                            (11,660,811)
==============================================================================================
Net increase (decrease) in net assets resulting from operations                   $(11,001,497)
______________________________________________________________________________________________
==============================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


8          AIM STRUCTURED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $    659,314    $    539,308
-----------------------------------------------------------------------------------------------------
  Net realized gain                                                         2,671,265       5,263,156
-----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                    (14,332,076)     10,523,460
=====================================================================================================
     Net increase (decrease) in net assets resulting from operations      (11,001,497)     16,325,924
=====================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (16,383)         (3,871)
-----------------------------------------------------------------------------------------------------
  Class R                                                                          --            (150)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                        (840,921)       (290,942)
=====================================================================================================
     Total distributions from net investment income                          (857,304)       (294,963)
=====================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                    (206,607)         (2,112)
-----------------------------------------------------------------------------------------------------
  Class B                                                                     (19,986)           (835)
-----------------------------------------------------------------------------------------------------
  Class C                                                                     (68,888)           (875)
-----------------------------------------------------------------------------------------------------
  Class R                                                                        (386)           (648)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (4,857,348)       (102,685)
=====================================================================================================
     Total distributions from net realized gains                           (5,153,215)       (107,155)
=====================================================================================================
     Decrease in net assets resulting from distributions                   (6,010,519)       (402,118)
=====================================================================================================
Share transactions-net:
  Class A                                                                    (792,392)      6,290,642
-----------------------------------------------------------------------------------------------------
  Class B                                                                     149,605        (309,428)
-----------------------------------------------------------------------------------------------------
  Class C                                                                     381,557       1,359,341
-----------------------------------------------------------------------------------------------------
  Class R                                                                       2,120        (679,209)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      14,505,797      61,142,130
=====================================================================================================
     Net increase in net assets resulting from share transactions          14,246,687      67,803,476
=====================================================================================================
     Net increase (decrease) in net assets                                 (2,765,329)     83,727,282
=====================================================================================================


NET ASSETS:

  Beginning of period                                                     173,343,381      89,616,099
-----------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of
     $170,767 and $368,757, respectively)                                $170,578,052    $173,343,381
_____________________________________________________________________________________________________
=====================================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


9          AIM STRUCTURED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


10          AIM STRUCTURED GROWTH FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


11          AIM STRUCTURED GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
------------------------------------------------------------------
First $250 million                                          0.60%
------------------------------------------------------------------
Next $250 million                                           0.575%
------------------------------------------------------------------
Next $500 million                                           0.55%
------------------------------------------------------------------
Next $1.5 billion                                           0.525%
------------------------------------------------------------------
Next $2.5 billion                                           0.50%
------------------------------------------------------------------
Next $2.5 billion                                           0.475%
------------------------------------------------------------------
Next $2.5 billion                                           0.45%
------------------------------------------------------------------
Over $10 billion                                            0.425%
__________________________________________________________________
==================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim pays Invesco Institutional (N.A.), Inc. 40% of the amount of Invesco Aim's compensation on the sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees charged by the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets paid to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund).

  For the six months ended February 29, 2008, the Advisor waived advisory fees of $1,814 and reimbursed $7,762 of class level expenses of Class A, Class B, Class C and Class R shares in proportion to the net assets of each class.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended February 29, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with the Advisor pursuant to which the Fund has agreed to pay the Advisor for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted

12          AIM STRUCTURED GROWTH FUND
from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $1,454 in front-end sales commissions from the sale of Class A shares and $0, $395, $571 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $237.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--FUTURES CONTRACTS

On February 29, 2008, U.S. Treasury obligations with a value of $249,616 were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
                                                      NUMBER OF        MONTH/          VALUE        APPRECIATION
CONTRACT                                              CONTRACTS      COMMITMENT      02/29/08      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CME E-Mini S&P 500 Index                                  18        Mar-08/Long     $1,198,170         (41,131)
_________________________________________________________________________________________________________________
=================================================================================================================



NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $128,089,434 and $118,379,216, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $ 14,039,015
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (17,420,946)
==============================================================================================
Net unrealized (depreciation) of investment securities                            $ (3,381,931)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $183,591,977.




13          AIM STRUCTURED GROWTH FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                FEBRUARY 29, 2008(a)            AUGUST 31, 2007
                                                             -------------------------     -------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       96,053     $ 1,120,943       754,832     $ 8,442,717
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       29,976         347,195        52,116         576,888
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       53,733         607,723       201,234       2,271,388
--------------------------------------------------------------------------------------------------------------------
  Class R                                                          155           1,744           797           8,993
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          962,875      11,206,539     5,931,247      66,326,390
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       18,312         218,096           511           5,619
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,576          18,615            75             824
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        5,708          67,407            80             875
--------------------------------------------------------------------------------------------------------------------
  Class R                                                           33             386            72             798
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          477,642       5,698,269        35,784         393,627
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,632          17,917         2,709          31,228
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,648)        (17,917)       (2,728)        (31,228)
====================================================================================================================
Reacquired:
  Class A                                                     (191,816)     (2,149,348)     (191,553)     (2,188,922)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (18,435)       (198,288)      (74,712)       (855,912)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      (27,139)       (293,573)      (79,974)       (912,922)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                           (1)            (10)      (59,757)       (689,000)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (209,780)     (2,399,011)     (484,204)     (5,577,887)
====================================================================================================================
                                                             1,198,876     $14,246,687     6,086,529     $67,803,476
____________________________________________________________________________________________________________________
====================================================================================================================



(a) 89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


14          AIM STRUCTURED GROWTH FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.45            $ 9.93              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03              0.02(a)             0.11(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.67)             1.53               (0.18)
============================================================================================================
     Total from investment operations                      (0.64)             1.55               (0.07)
============================================================================================================
Less distributions:
  Dividends from net investment income                     (0.03)            (0.02)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.33)            (0.01)                 --
============================================================================================================
     Total distributions                                   (0.36)            (0.03)                 --
============================================================================================================
Net asset value, end of period                            $10.45            $11.45              $ 9.93
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (6.00)%           15.63%              (0.70)%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $6,035            $7,481              $  862
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.00%(c)          1.01%               1.03%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.15%(c)          1.29%               5.52%(d)
============================================================================================================
Ratio of net investment income to average net
  assets                                                    0.48%(c)          0.17%               2.57%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    66%               91%                  7%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $7,402,979.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS B
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.35            $ 9.90              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.02)            (0.07)(a)            0.08(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.66)             1.53               (0.18)
============================================================================================================
     Total from investment operations                      (0.68)             1.46               (0.10)
============================================================================================================
Less distributions from net realized gains                 (0.33)            (0.01)                 --
============================================================================================================
Net asset value, end of period                            $10.34            $11.35              $ 9.90
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (6.35)%           14.76%              (1.00)%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $  549            $  472              $  662
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.75%(c)          1.76%               1.78%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.90%(c)          2.04%               6.27%(d)
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.27)%(c)        (0.58)%              1.82%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    66%               91%                  7%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $637,961.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


15          AIM STRUCTURED GROWTH FUND

                                                                             CLASS C
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.35            $ 9.90              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.02)            (0.07)(a)            0.08(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.66)             1.53               (0.18)
============================================================================================================
     Total from investment operations                      (0.68)             1.46               (0.10)
============================================================================================================
Less distributions from net realized gains                 (0.33)            (0.01)                 --
============================================================================================================
Net asset value, end of period                            $10.34            $11.35              $ 9.90
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (6.35)%           14.76%              (1.00)%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $2,215            $2,065              $  599
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.75%(c)          1.76%               1.78%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.90%(c)          2.04%               6.27%(d)
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.27)%(c)        (0.58)%              1.82%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    66%               91%                  7%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $2,387,646.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS R
                                                     -------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                     SIX MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,       AUGUST 31,        TO AUGUST 31,
                                                           2008              2007                2006
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.44            $ 9.92              $10.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.01             (0.01)(a)            0.10(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                       (0.67)             1.54               (0.18)
============================================================================================================
     Total from investment operations                      (0.66)             1.53               (0.08)
============================================================================================================
Less distributions:
  Dividends from net investment income                        --             (0.00)                 --
------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.33)            (0.01)                 --
============================================================================================================
     Total distributions                                   (0.33)            (0.01)                 --
============================================================================================================
Net asset value, end of period                            $10.45            $11.44              $ 9.92
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                            (6.12)%           15.46%              (0.80)%
____________________________________________________________________________________________________________
============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $   14            $   13              $  595
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.25%(c)          1.26%               1.28%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
     reimbursements                                         1.40%(c)          1.54%               5.77%(d)
============================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                0.23%(c)         (0.08)%              2.32%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(e)                                    66%               91%                  7%
____________________________________________________________________________________________________________
============================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $13,562.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


16          AIM STRUCTURED GROWTH FUND

                                                                       INSTITUTIONAL CLASS
                                                       ---------------------------------------------------
                                                            SIX                           MARCH 31, 2006
                                                       MONTHS ENDED     YEAR ENDED     (COMMENCEMENT DATE)
                                                       FEBRUARY 29,     AUGUST 31,        TO AUGUST 31,
                                                           2008            2007                2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  11.48        $   9.94            $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.04            0.05(a)            0.12(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
     and unrealized)                                        (0.66)           1.53              (0.18)
==========================================================================================================
     Total from investment operations                       (0.62)           1.58              (0.06)
==========================================================================================================
Less distributions:
  Dividends from net investment income                      (0.06)          (0.03)                --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (0.33)          (0.01)                --
==========================================================================================================
     Total distributions                                    (0.39)          (0.04)                --
==========================================================================================================
Net asset value, end of period                           $  10.47        $  11.48            $  9.94
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                             (5.83)%         15.93%             (0.60)%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $161,765        $163,313            $86,898
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             0.73%(c)        0.75%              0.77%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          0.73%(c)        0.89%              5.20%(d)
==========================================================================================================
Ratio of net investment income to average net assets         0.75%(c)        0.43%              2.83%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                     66%             91%                 7%
__________________________________________________________________________________________________________
==========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $171,238,669.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim -- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.


17          AIM STRUCTURED GROWTH FUND

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



18          AIM STRUCTURED GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $940.00        $4.82       $1,019.89       $5.02        1.00%
--------------------------------------------------------------------------------------------------
       B            1,000.00        936.50         8.43        1,016.16        8.77        1.75
--------------------------------------------------------------------------------------------------
       C            1,000.00        936.50         8.43        1,016.16        8.77        1.75
--------------------------------------------------------------------------------------------------
       R            1,000.00        938.80         6.03        1,018.65        6.27        1.25
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


19          AIM STRUCTURED GROWTH FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December 12-13,      credentials and experience of the officers and        D. Financial Resources of
2007, the Board of Trustees of AIM Counselor       employees of the Affiliated Sub-Advisors who       the Affiliated Sub-Advisors
Series Trust (the "Board"), including a majority   will provide these services. The Board concluded
of the independent trustees, voting separately,    that the nature, extent and quality of the         The Board considered whether
approved the sub-advisory agreement for AIM        services to be provided by the Affiliated          each Affiliated Sub-Advisor is
Structured Growth Fund (the "Fund"), effective     Sub-Advisors were appropriate. The Board noted     financially sound and has the
on or about May 1, 2008. In so doing, the Board    that the Affiliated Sub-Advisors, which have       resources necessary to perform
determined that the sub-advisory agreement is in   offices and personnel that are geographically      its obligations under the
the best interests of the Fund and its             dispersed in financial centers around the world,   sub-advisory agreement, and
shareholders and that the compensation to AIM      have been formed in part for the purpose of        concluded that each Affiliated
Funds Management Inc., (AIM Funds Management       researching and compiling information and making   Sub-Advisor has the financial
Inc. anticipates changing its name to Invesco      recommendations on the markets and economies of    resources necessary to fulfill
Trimark Investment Management Inc. on or prior     various countries and securities of companies      these obligations.
to December 31, 2008), Invesco Asset Management    located in such countries or on various types of
Deutschland, GmbH, Invesco Asset Management        investments and investment techniques, and
Limited, Invesco Asset Management (Japan)          providing investment advisory services. The
Limited, Invesco Australia Limited, Invesco        Board concluded that the sub-advisory agreement
Global Asset Management (N.A.), Inc., Invesco      will benefit the Fund and its shareholders by
Hong Kong Limited, Invesco Institutional (N.A.),   permitting Invesco Aim to utilize the additional
Inc., and Invesco Senior Secured Management,       resources and talent of the Affiliated
Inc. (collectively, the OAffiliated                Sub-Advisors in managing the Fund.
Sub-AdvisorsO) under the sub-advisory agreement
is fair and reasonable.                               B. Fund Performance

   The independent trustees met separately         The Board did view Fund performance as a
during their evaluation of the sub-advisory        relevant factor in considering whether to
agreement with independent legal counsel from      approve the sub-advisory agreement for the Fund,
whom they received independent legal advice, and   as one of the Affiliated Sub-Advisors currently
the independent trustees also received             serves as the sub-advisor to the Fund. The Board
assistance during their deliberations from the     noted that the Fund has not been in operation
independent Senior Officer, a full-time officer    for a full calendar year. The Board also
of the AIM Funds who reports directly to the       considered the steps Invesco Aim has taken over
independent trustees. The sub-advisory agreement   the last several years to improve the quality
was considered separately for the Fund, although   and efficiency of the services that Invesco Aim
the Board also considered the common interests     provides to the AIM Funds. The Board concluded
of all of the AIM Funds in their deliberations.    that Invesco Aim continues to be responsive to
The Board comprehensively considered all of the    the Board's focus on fund performance.
information provided to them and did not
identify any particular factor that was               C. Sub-Advisory Fees
controlling. Furthermore, each trustee may have
evaluated the information provided differently     The Board considered the services to be provided
from one another and attributed different weight   by the Affiliated Sub-Advisors pursuant to the
to the various factors.                            sub-advisory agreement and the services to be
                                                   provided by Invesco Aim pursuant to the Fund's
   Set forth below is a discussion of the          advisory agreement, as well as the allocation of
material factors and related conclusions that      fees between Invesco Aim and the Affiliated
formed the basis for the Board's approval of the   Sub-Advisors pursuant to the sub-advisory
sub-advisory agreement for the Fund.               agreement. The Board noted that the sub-advisory
                                                   fees have no direct effect on the Fund or its
   A. Nature, Extent and Quality of Services to    shareholders, as they are paid by Invesco Aim to
be Provided by the Affiliated Sub-Advisors         the Affiliated Sub-Advisors, and that Invesco
                                                   Aim and the Affiliated Sub-Advisors are
The Board reviewed the services to be provided     affiliates. After taking account of the Fund's
by the Affiliated Sub-Advisors under the           contractual sub-advisory fee rate, as well as
sub-advisory agreement and the                     other relevant factors, the Board concluded that
                                                   the Fund's sub-advisory fees were fair and
                                                   reasonable.


20   AIM STRUCTURED GROWTH FUND

PROXY RESULTS

A Special Meeting of Shareholders of AIM Structured Growth Fund, an investment portfolio of AIM Counselor Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc., Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

The results of the voting on the above matter were as follows:


                                                                             VOTES       WITHHELD/        BROKER
                             MATTER                           VOTES FOR     AGAINST     ABSTENTIONS     NON-VOTES
-----------------------------------------------------------------------------------------------------------------
(1)  Approve a new sub-advisory agreement between Invesco
     Aim Advisors, Inc. and each of AIM Funds Management,
     Inc., Invesco Asset Management Deutschland, GmbH;
     Invesco Asset Management Limited; Invesco Asset
     Management (Japan) Limited; Invesco Australia
     Limited; Invesco Global Asset Management (N.A.),
     Inc.; Invesco Hong Kong Limited; Invesco
     Institutional (N.A.), Inc.; and Invesco Senior
     Secured Management, Inc. ............................   14,522,842     204,948       320,437        153,924



Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


21          AIM STRUCTURED GROWTH FUND

Supplement to Semiannual Report dated 2/29/08

AIM STRUCTURED GROWTH FUND

                                                   =====================================
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS               Had the advisor not waived fees and/or
                                                                                           reimbursed expenses, performance would
The following information has been prepared to     For periods ended 2/29/08               have been lower.
provide Institutional Class shareholders with a
performance overview specific to their holdings.   Inception (3/31/06)             4.36%      Please note that past performance is
Institutional Class shares are offered              1 Year                        -0.73    not indicative of future results. More
exclusively to institutional investors,             6 Months*                     -5.83    recent returns may be more or less than
including defined contribution plans that meet                                             those shown. All returns assume
certain criteria.                                  AVERAGE ANNUAL TOTAL RETURNS            reinvestment of distributions at NAV.
                                                                                           Investment return and principal value
                                                   For periods ended 12/31/07, most        will fluctuate so your shares, when
                                                   recent calendar quarter-end             redeemed, may be worth more or less than
                                                                                           their original cost. See full report for
                                                   Inception (3/31/06)            13.19%   information on comparative benchmarks.
                                                    1 Year                        14.20    Please consult your Fund prospectus for
                                                    6 Months*                      6.17    more information. For the most current
                                                                                           month-end performance, please call
                                                   *  Cumulative total return that has     800-451-4246 or visit invescoaim.com.
                                                      not been annualized
                                                   =====================================   1  Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                                   Institutional Class shares have no         expense reimbursements by the advisor
                                                   sales charge; therefore, performance       in effect through at least June 30,
                                                   is at net asset value (NAV).               2008. See current prospectus for more
                                                   Performance of Institutional Class         information.
                                                   shares will differ from performance
                                                   of other share classes primarily due
                                                   to differing sales charges and class
                                                   expenses.

                                                     The net annual Fund operating
                                                   expense ratio set forth in the most
                                                   recent Fund prospectus as of the date
                                                   of this supplement for Institutional
                                                   Class shares was 0.75.(1) The total
                                                   annual Fund operating expense ratio
                                                   set forth in the most recent Fund
                                                   prospectus as of the date of this
                                                   supplement for Institutional Class
                                                   shares was 0.89%. The expense ratios
                                                   presented above may vary from the
                                                   expense ratios presented in other
                                                   sections of the actual report that
                                                   are based on expenses incurred during
                                                   the period covered by the report.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SGRO-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $941.70        $3.52       $1,021.24       $3.66        0.73%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


          AIM STRUCTURED GROWTH FUND

EDELIVERY
INVESCOAIM.COM/EDELIVERY


REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?

Register for eDelivery to:                         HOW DO I SIGN UP?

- save your Fund the cost of printing and          It's easy. Just follow these simple steps:
  postage.                                         1. Log in to your account.
                                                   2. Click on the OService CenterO tab.
- reduce the amount of paper you receive.          3. Select ORegister for eDeliveryO and complete
- gain access to your documents faster by not         the consent process.
  waiting for the mail.
- view your documents online anytime at your
  convenience.
- save the documents to your personal computer
  or print them out for your records.

This service is provided by Invesco Aim
Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete
Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference
Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our
Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the
12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the
About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the
Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance
Review for the most recent quarter-end. Invesco Aim--SERVICE
MARK-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Aim Private Asset Management, Inc.
and Invesco PowerShares Capital Management LLC are the
investment advisors for the products and services
represented by Invesco Aim; they each provide investment
advisory services to individual and institutional clients               [INVESCO AIM LOGO]
and do not sell securities. Invesco Institutional (N.A.),                - SERVICE MARK -
Inc., Invesco Senior Secured Management, Inc., Invesco
Global Asset Management (N.A.), Inc., AIM Funds Management
Inc. (DBA AIM Trimark Investments), Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated
investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM
Funds Management Inc. anticipates changing its name to
Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim
Distributors, Inc. is the distributor for the retail mutual
funds, exchange-traded funds and U.S. institutional money
market funds represented by Invesco Aim. All entities are
indirect, wholly owned subsidiaries of Invesco Ltd.

                                      invescoaim.com   SGRO-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        AIM STRUCTURED VALUE FUND
- SERVICE MARK -          Semiannual Report to Shareholders - February 29, 2008

                                                              [MOUNTAIN GRAPHIC]

AIM Investments              2    Fund performance
became INVESCO AIM           3    Letter to shareholders
on March 31, 2008.           4    Schedule of investments
                             8    Financial statements
For more details, go to      11   Notes to financial statements
invescoaim.com               16   Financial highlights
                             21   Fund expenses
                             22   Approval of sub-advisory agreement
                             23   Results of proxy

                             For the most current month-end Fund performance and commentary, please visit invescoaim.com.

                             Unless otherwise noted, all data provided by Invesco Aim.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

FUND PERFORMANCE
================================================================================
PERFORMANCE SUMMARY                                                                THE PERFORMANCE DATA QUOTED REPRESENT
                                                                                   PAST PERFORMANCE AND CANNOT GUARANTEE
FUND VS. INDEXES                                                                   COMPARABLE FUTURE RESULTS; CURRENT
                                                                                   PERFORMANCE MAY BE LOWER OR HIGHER.
Cumulative total returns, 8/31/07-2/29/08, at net asset value (NAV). Performance   PLEASE VISIT INVESCOAIM.COM FOR THE
shown does not include applicable contingent deferred sales charges (CDSC) or      MOST RECENT MONTH-END PERFORMANCE.
front-end sales charges, which would have reduced performance.                     PERFORMANCE FIGURES REFLECT
                                                                                   REINVESTED DISTRIBUTIONS, CHANGES IN
Class A Shares                                                            -9.31%   NET ASSET VALUE AND THE EFFECT OF THE
Class B Shares                                                            -9.65    MAXIMUM SALES CHARGE UNLESS OTHERWISE
Class C Shares                                                            -9.66    STATED. PERFORMANCE FIGURES DO NOT
Class R Shares                                                            -9.39    REFLECT DEDUCTION OF TAXES A
S&P 500 Index(trangle) (Broad Market Index)                               -8.79    SHAREHOLDER WOULD PAY ON FUND
Russell 1000 Value Index(trangle) (Style-Specific Index)                 -10.38    DISTRIBUTIONS OR SALE OF FUND SHARES.
Lipper Large-Cap Value Funds Index(trangle)(Peer Group Index)             -9.78    INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                   WILL FLUCTUATE SO THAT YOU MAY HAVE A
Source: (triangle)Lipper Inc.                                                         GAIN OR LOSS WHEN YOU SELL SHARES.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted         THE NET ANNUAL FUND OPERATING
index covering all major areas of the U.S. economy. It is not the 500 largest      EXPENSE RATIO SET FORTH IN THE MOST
companies, but rather the most widely held 500 companies chosen with respect to    RECENT FUND PROSPECTUS AS OF THE DATE
market size, liquidity, and their industry.                                        OF THIS REPORT FOR CLASS A, CLASS B,
                                                                                   CLASS C AND CLASS R SHARES WAS 1.01%,
   The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance   1.76%, 1.76% AND 1.26%,
of those Russell 1000 companies with lower price-to-book ratios and lower          RESPECTIVELY.(1) THE TOTAL ANNUAL
forecasted growth values. The Russell 1000 Value Index is a trademark/service      FUND OPERATING EXPENSE RATIO SET
mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a            FORTH IN THE MOST RECENT FUND
trademark of the Frank Russell Company.                                            PROSPECTUS AS OF THE DATE OF THIS
                                                                                   REPORT FOR CLASS A, CLASS B, CLASS C
   The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation    AND CLASS R SHARES WAS 1.36%, 2.11%,
of the largest funds in the Lipper Large-Cap Value Funds category. These funds     2.11% AND 1.61%, RESPECTIVELY. THE
typically have a below-average price-to-earnings ratio, price-to-book ratio, and   EXPENSE RATIOS PRESENTED ABOVE MAY
three-year sales-per-share growth value, compared to the S&P 500 Index.            VARY FROM THE EXPENSE RATIOS
                                                                                   PRESENTED IN OTHER SECTIONS OF THIS
   The Fund is not managed to track the performance of any particular index,       REPORT THAT ARE BASED ON EXPENSES
including the indexes defined here, and consequently, the performance of the       INCURRED DURING THE PERIOD COVERED BY
Fund may deviate significantly from the performance of the indexes.                THIS REPORT.

   A direct investment cannot be made in an index. Unless otherwise indicated,        CLASS A SHARE PERFORMANCE REFLECTS
index results include reinvested dividends, and they do not reflect sales          THE MAXIMUM 5.50% SALES CHARGE, AND
charges. Performance of an index of funds reflects fund expenses; performance of   CLASS B AND CLASS C SHARE PERFORMANCE
a market index does not.                                                           REFLECTS THE APPLICABLE CONTINGENT
                                                                                   DEFERRED SALES CHARGE (CDSC) FOR THE
=====================================   ========================================   PERIOD INVOLVED. THE CDSC ON CLASS B
AVERAGE ANNUAL TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS               SHARES DECLINES FROM 5% BEGINNING AT
                                                                                   THE TIME OF PURCHASE TO 0% AT THE
As of 2/29/08, including maximum        As of 12/31/07, the most recent calendar   BEGINNING OF THE SEVENTH YEAR. THE
applicable sales charges                quarter-end, including maximum             CDSC ON CLASS C SHARES IS 1% FOR THE
                                        applicable sales charges                   FIRST YEAR AFTER PURCHASE. CLASS R
                                                                                   SHARES DO NOT HAVE A FRONT-END SALES
CLASS A SHARES                          CLASS A SHARES                             CHARGE; RETURNS SHOWN ARE AT NET
Inception (3/31/06)           - 0.91%   Inception (3/31/06)                3.76%   ASSET VALUE AND DO NOT REFLECT A
   1 Year                     -13.56       1 Year                         -6.23    0.75% CDSC THAT MAY BE IMPOSED ON A
                                                                                   TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS B SHARES                          CLASS B SHARES                             ASSETS WITHIN THE FIRST YEAR.
Inception (3/31/06)            -0.77%   Inception (3/31/06)                4.17%
   1 Year                     -13.61       1 Year                         -6.28       THE PERFORMANCE OF THE FUND'S
                                                                                   SHARE CLASSES WILL DIFFER PRIMARILY
CLASS C SHARES                          CLASS C SHARES                             DUE TO DIFFERENT SALES CHARGE
Inception (3/31/06)             1.26%   Inception (3/31/06)                6.31%   STRUCTURES AND CLASS EXPENSES.
   1 Year                     -10.14       1 Year                         -2.51
                                                                                      HAD THE ADVISOR NOT WAIVED FEES
CLASS R SHARES                          CLASS R SHARES                             AND/OR REIMBURSED EXPENSES,
Inception (3/31/06)             1.83%   Inception (3/31/06)                6.89%   PERFORMANCE WOULD HAVE BEEN LOWER.
   1  Year                     -8.67       1 Year                         -0.93
=====================================   ========================================   1    Total annual operating expenses
                                                                                        less contractual advisory fees
                                                                                        by the advisor in effect through
                                                                                        at least June 30, 2008. See
                                                                                        current prospectus for more
                                                                                        information.


2   AIM STRUCTURED VALUE FUND

                   Dear Fellow AIM Fund Shareholders:

                   The lines of communication are open: More than 250 of you have responded to the invitation I extended in my previous letter to complete an online survey, and more than 50 shareholders have contacted me directly by e-mail. When I could respond quickly and easily to a shareholder's specific concern I
   [CROCKETT       did, but the messages for the most part raised consistent issues that I respond to here.
     PHOTO]
                      I have received many suggestions, a few complaints, and one offer to buy a gold mine! In general, your letters expressed an appreciation for transparency, frankness and the opportunity to comment.
                   Nevertheless, several shareholders found room for improvement in communications. Some would like more concise letters while others would prefer reports to be more customized for their particular information needs. With these reports going to tens of thousands of people, shareholder
Bruce Crockett     communications necessarily have to cover those issues common to a diverse population as well as the information required by law. The ability to change or further customize letters and reports is also affected by technology, timeliness and cost.

   Online survey responders preferred electronic communications to paper at a ratio of 63% to 37%. Direct responders expressed more of a preference for paper, especially for long reports. Electronic communications are more cost-effective than paper communications that have to be printed and mailed, so I encourage those who have resisted electronic communications to give them a try.

   The correspondence shows that improving fund performance and reducing shareholder costs remain the key shareholder concerns. Several letters noted individual funds where performance had changed for the better, while others remained dissatisfied with the returns from funds they hold. Although 75% of the online survey responders wanted to see more overall fund performance data in these letters, and 58% wanted more information on individual funds, Securities and
Exchange Commission (SEC) and Financial Industry Regulatory Authority (FINRA) rules are very specific about the way fund performance can be discussed in print. Respect for those rules prevents me from commenting on individual funds or very recent results here, but I can assure you that your Board and all of its Investments subcommittees continue to work with
Invesco Aim to make improved performance a top priority for all fund managers.

   Expense levels came up as another dominant issue, and no respondent felt these were too low. Several shareholders questioned the need for 12b-1 fees, which cover the cost of distributing fund shares and thereby help the fund to attract new assets. Your Board reviews the funds' 12b-1 fees annually with the shareholders' best interests in mind.
While your Board keeps its eye on containing or lowering these fees wherever possible, we also are mindful that 12b-1 fees may be necessary in order to maintain an effective distribution system for fund shares.

   The value of communication between the Board and shareholders has been noted within and beyond the Invesco Aim community. In the online survey, 87% of the respondents felt it was either somewhat or very important to hear directly from the Board, with 55% saying it was very important. Morningstar--TRADEMARK--, the mutual fund tracking company, also commented favorably on this channel of communication in its fall 2007 update of fund stewardship grades, where Invesco
Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07).

   In other news, Ruth Quigley retired from your Board at the end of 2007, and we thank her for her many years of dedicated service. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation
Committee, which Ruth used to chair, has been reorganized as the Valuation, Distribution and Proxy Oversight
Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance
Committee, and I moved to the Audit Committee.

   Your Board looks forward to another year of diligent effort on your behalf, and we are even more strongly motivated by your feedback. The invitation remains open to e-mail me at bruce@brucecrockett.com. I look forward to hearing from you.

Sincerely,


/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

April 16, 2008


3   AIM STRUCTURED VALUE FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of February 29, 2008



-------------------------------------------------------------------------
Financials                                                           28.3%
-------------------------------------------------------------------------
Energy                                                               16.5
-------------------------------------------------------------------------
Consumer Discretionary                                                8.5
-------------------------------------------------------------------------
Telecommunication Services                                            8.3
-------------------------------------------------------------------------
Information Technology                                                8.0
-------------------------------------------------------------------------
Industrials                                                           7.5
-------------------------------------------------------------------------
Health Care                                                           6.9
-------------------------------------------------------------------------
Materials                                                             6.9
-------------------------------------------------------------------------
Consumer Staples                                                      6.4
-------------------------------------------------------------------------
Utilities                                                             1.0
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         1.7
_________________________________________________________________________
=========================================================================





SCHEDULE OF INVESTMENTS(A)

February 29, 2008
(Unaudited)





                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.28%


ADVERTISING-0.13%

Omnicom Group Inc.                                        3,800    $    169,746
===============================================================================




AEROSPACE & DEFENSE-0.38%

Boeing Co. (The)                                          6,000         496,740
===============================================================================




AIRLINES-0.04%

Continental Airlines, Inc.-Class B(b)                     2,200          53,196
===============================================================================




APPAREL RETAIL-0.92%

Gap, Inc. (The)                                          60,400       1,218,268
===============================================================================




APPLICATION SOFTWARE-0.05%

Compuware Corp.(b)                                        9,200          73,232
===============================================================================




ASSET MANAGEMENT & CUSTODY BANKS-1.01%

Bank of New York Mellon Corp. (The)                      22,100         969,527
-------------------------------------------------------------------------------
State Street Corp.                                        4,700         369,185
===============================================================================
                                                                      1,338,712
===============================================================================




AUTOMOTIVE RETAIL-0.40%

AutoZone, Inc.(b)                                         4,600         529,368
===============================================================================




BROADCASTING & CABLE TV-0.48%

CBS Corp.-Class B                                        11,900         271,558
-------------------------------------------------------------------------------
DIRECTV Group, Inc. (The)(b)                             14,500         363,225
===============================================================================
                                                                        634,783
===============================================================================




COMMERCIAL PRINTING-0.30%

Deluxe Corp.                                             19,100         397,853
===============================================================================




COMMUNICATIONS EQUIPMENT-1.59%

Juniper Networks, Inc.(b)                                78,400       2,102,688
===============================================================================




COMPUTER & ELECTRONICS RETAIL-1.65%

GameStop Corp.-Class A(b)                                10,500         444,780
-------------------------------------------------------------------------------
RadioShack Corp.                                         99,500       1,736,275
===============================================================================
                                                                      2,181,055
===============================================================================




COMPUTER STORAGE & PERIPHERALS-0.22%

Emulex Corp.(b)                                          19,600         291,648
===============================================================================




CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.92%

AGCO Corp.(b)                                            35,300       2,289,558
-------------------------------------------------------------------------------
Cummins Inc.                                              3,200         161,216
-------------------------------------------------------------------------------
Deere & Co.                                              16,600       1,414,486
===============================================================================
                                                                      3,865,260
===============================================================================




CONSUMER FINANCE-0.20%

Discover Financial Services                              17,500         264,075
===============================================================================




DATA PROCESSING & OUTSOURCED SERVICES-0.92%

Broadridge Financial Solutions Inc.                      10,200         195,330
-------------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                        7,000         276,220
-------------------------------------------------------------------------------
MasterCard, Inc.-Class A                                  3,900         741,000
===============================================================================
                                                                      1,212,550
===============================================================================




DIVERSIFIED BANKS-2.25%

Wells Fargo & Co.(c)                                    101,800       2,975,614
===============================================================================




4          AIM STRUCTURED VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

DIVERSIFIED CHEMICALS-1.09%

E. I. du Pont de Nemours and Co.                         31,000    $  1,439,020
===============================================================================




DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES-0.07%

ChoicePoint Inc.(b)                                       1,900          91,960
===============================================================================




DIVERSIFIED METALS & MINING-0.50%

Southern Copper Corp.(c)                                  5,800         661,838
===============================================================================




EDUCATION SERVICES-1.02%

Apollo Group Inc.-Class A(b)                              7,600         466,488
-------------------------------------------------------------------------------
DeVry, Inc.                                              10,900         478,946
-------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                         7,400         408,628
===============================================================================
                                                                      1,354,062
===============================================================================




ELECTRIC UTILITIES-0.09%

American Electric Power Co., Inc.                         3,000         122,760
===============================================================================




FERTILIZERS & AGRICULTURAL CHEMICALS-3.18%

CF Industries Holdings, Inc.                              5,900         720,272
-------------------------------------------------------------------------------
Mosaic Co. (The)(b)                                      25,700       2,860,410
-------------------------------------------------------------------------------
Terra Industries Inc.(b)                                 14,000         632,940
===============================================================================
                                                                      4,213,622
===============================================================================




FOOTWEAR-0.41%

Nike, Inc.-Class B                                        9,100         547,820
===============================================================================




GENERAL MERCHANDISE STORES-0.35%

Big Lots, Inc.(b)(c)                                     23,500         395,975
-------------------------------------------------------------------------------
Dollar Tree Stores, Inc.(b)                               2,700          72,441
===============================================================================
                                                                        468,416
===============================================================================




HEALTH CARE DISTRIBUTORS-0.14%

PharMerica Corp.(b)                                      12,200         179,584
===============================================================================




HEALTH CARE EQUIPMENT-0.97%

Kinetic Concepts, Inc.(b)                                25,000       1,284,750
===============================================================================




HEALTH CARE SERVICES-0.32%

Medco Health Solutions, Inc.(b)                           9,600         425,376
===============================================================================




HOUSEHOLD PRODUCTS-0.50%

Procter & Gamble Co. (The)                               10,000         661,800
===============================================================================




HOUSEWARES & SPECIALTIES-0.10%

Tupperware Brands Corp.                                   3,500         127,680
===============================================================================




INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.51%

Mirant Corp.(b)                                          18,300         677,100
===============================================================================




INDUSTRIAL CONGLOMERATES-3.59%

General Electric Co.                                    143,300       4,748,962
===============================================================================




INDUSTRIAL MACHINERY-0.19%

SPX Corp.                                                 2,400         245,520
===============================================================================




INDUSTRIAL REIT'S-2.13%

AMB Property Corp.                                       16,500         827,970
-------------------------------------------------------------------------------
ProLogis                                                 37,000       1,993,560
===============================================================================
                                                                      2,821,530
===============================================================================




INSURANCE BROKERS-0.22%

Aon Corp.                                                 7,000         291,270
===============================================================================




INTEGRATED OIL & GAS-14.82%

Chevron Corp.                                            66,600       5,771,556
-------------------------------------------------------------------------------
ConocoPhillips                                           43,500       3,597,885
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                       114,400       9,953,944
-------------------------------------------------------------------------------
Marathon Oil Corp.                                        5,300         281,748
===============================================================================
                                                                     19,605,133
===============================================================================




INTEGRATED TELECOMMUNICATION SERVICES-7.95%

AT&T Inc.                                               179,100       6,238,053
-------------------------------------------------------------------------------
Cincinnati Bell Inc.(b)                                  30,700         119,116
-------------------------------------------------------------------------------
Verizon Communications Inc.                             114,400       4,155,008
===============================================================================
                                                                     10,512,177
===============================================================================




INTERNET RETAIL-1.00%

Expedia, Inc.(b)                                         57,800       1,325,354
===============================================================================




INTERNET SOFTWARE & SERVICES-0.34%

eBay Inc.(b)                                             16,900         445,484
===============================================================================




INVESTMENT BANKING & BROKERAGE-0.24%

Morgan Stanley                                            7,700         324,324
===============================================================================




LEISURE PRODUCTS-1.71%

Hasbro, Inc.                                             52,300       1,347,771
-------------------------------------------------------------------------------
Mattel, Inc.                                             42,500         821,100
-------------------------------------------------------------------------------
Polaris Industries Inc.(c)                                2,500          95,450
===============================================================================
                                                                      2,264,321
===============================================================================




LIFE & HEALTH INSURANCE-0.75%

AFLAC Inc.                                               10,300         642,823
-------------------------------------------------------------------------------
Unum Group                                               15,500         355,105
===============================================================================
                                                                        997,928
===============================================================================




MANAGED HEALTH CARE-0.39%

CIGNA Corp.                                               4,400         196,152
-------------------------------------------------------------------------------
Magellan Health Services, Inc.(b)                         7,400         320,642
===============================================================================
                                                                        516,794
===============================================================================




METAL & GLASS CONTAINERS-1.58%

Owens-Illinois, Inc.(b)                                  37,000       2,088,650
===============================================================================




MULTI-LINE INSURANCE-3.37%

American International Group, Inc.                       75,400       3,533,244
-------------------------------------------------------------------------------
Loews Corp.                                              22,000         920,480
===============================================================================
                                                                      4,453,724
===============================================================================




5          AIM STRUCTURED VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MULTI-UTILITIES-0.41%

Xcel Energy, Inc.                                        27,100    $    537,122
===============================================================================




OIL & GAS REFINING & MARKETING-1.64%

Frontier Oil Corp.                                       60,700       2,167,597
===============================================================================




OTHER DIVERSIFIED FINANCIAL SERVICES-6.17%

Bank of America Corp.                                    82,600       3,282,524
-------------------------------------------------------------------------------
Citigroup Inc.                                           21,800         516,878
-------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    107,200       4,357,680
===============================================================================
                                                                      8,157,082
===============================================================================




PHARMACEUTICALS-5.14%

Johnson & Johnson                                         5,500         340,780
-------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                            43,600         462,160
-------------------------------------------------------------------------------
Merck & Co. Inc.                                         19,800         877,140
-------------------------------------------------------------------------------
Pfizer Inc.                                             229,600       5,115,488
===============================================================================
                                                                      6,795,568
===============================================================================




PROPERTY & CASUALTY INSURANCE-7.34%

ACE Ltd.                                                  9,200         517,408
-------------------------------------------------------------------------------
Allstate Corp. (The)                                     45,400       2,166,942
-------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                8,400         309,708
-------------------------------------------------------------------------------
Chubb Corp. (The)                                        45,900       2,336,310
-------------------------------------------------------------------------------
CNA Financial Corp.                                       2,900          77,285
-------------------------------------------------------------------------------
SAFECO Corp.                                             15,800         730,908
-------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                               54,300       2,520,063
-------------------------------------------------------------------------------
XL Capital Ltd.-Class A(c)                               29,100       1,049,346
===============================================================================
                                                                      9,707,970
===============================================================================




REINSURANCE-0.35%

Odyssey Re Holdings Corp.                                 3,700         133,866
-------------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                                  1,800         138,402
-------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                               3,600         197,640
===============================================================================
                                                                        469,908
===============================================================================




RESTAURANTS-0.29%

McDonald's Corp.                                          7,000         378,770
===============================================================================




RETAIL REIT'S-2.09%

Kimco Realty Corp.                                       18,900         638,253
-------------------------------------------------------------------------------
Realty Income Corp.                                       2,900          66,729
-------------------------------------------------------------------------------
Simon Property Group, Inc.                               24,600       2,061,480
===============================================================================
                                                                      2,766,462
===============================================================================




SEMICONDUCTOR EQUIPMENT-1.11%

Amkor Technology, Inc.(b)                                62,700         734,217
-------------------------------------------------------------------------------
Applied Materials, Inc.                                  27,000         517,590
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(b)        6,400         216,192
===============================================================================
                                                                      1,467,999
===============================================================================




SEMICONDUCTORS-2.70%

Altera Corp.                                             27,800         475,658
-------------------------------------------------------------------------------
Analog Devices, Inc.                                     17,600         473,792
-------------------------------------------------------------------------------
Intel Corp.                                              24,500         488,775
-------------------------------------------------------------------------------
Intersil Corp.-Class A                                   43,800       1,019,226
-------------------------------------------------------------------------------
National Semiconductor Corp.                             24,900         410,103
-------------------------------------------------------------------------------
Semtech Corp.(b)                                         17,600         224,224
-------------------------------------------------------------------------------
Texas Instruments Inc.                                   16,200         485,352
===============================================================================
                                                                      3,577,130
===============================================================================




SOFT DRINKS-2.42%

Coca-Cola Co. (The)                                      49,800       2,911,308
-------------------------------------------------------------------------------
PepsiCo, Inc.                                             4,100         285,196
===============================================================================
                                                                      3,196,504
===============================================================================




SPECIALIZED FINANCE-1.51%

Nasdaq Omx Group, Inc. (The)(b)                          48,000       1,992,480
===============================================================================




SPECIALIZED REIT'S-0.16%

Public Storage                                            1,500         122,040
-------------------------------------------------------------------------------
Rayonier Inc.                                             2,100          89,355
===============================================================================
                                                                        211,395
===============================================================================




STEEL-0.51%

Cleveland-Cliffs Inc.                                     4,900         585,354
-------------------------------------------------------------------------------
Worthington Industries, Inc.                              4,800          84,432
===============================================================================
                                                                        669,786
===============================================================================




SYSTEMS SOFTWARE-0.71%

McAfee Inc.(b)                                            4,600         153,042
-------------------------------------------------------------------------------
Novell, Inc.(b)                                         105,200         783,740
===============================================================================
                                                                        936,782
===============================================================================




TECHNOLOGY DISTRIBUTORS-0.39%

Avnet, Inc.(b)                                           15,500         522,505
===============================================================================




THRIFTS & MORTGAGE FINANCE-0.54%

Fannie Mae                                               18,700         517,055
-------------------------------------------------------------------------------
Freddie Mac                                               7,600         191,368
===============================================================================
                                                                        708,423
===============================================================================




TOBACCO-3.49%

Altria Group, Inc.                                       48,200       3,525,348
-------------------------------------------------------------------------------
UST Inc.                                                 20,200       1,096,658
===============================================================================
                                                                      4,622,006
===============================================================================




WIRELESS TELECOMMUNICATION SERVICES-0.32%

Sprint Nextel Corp.                                      59,100         420,201
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $136,734,215)                                          130,007,437
===============================================================================



                                                      PRINCIPAL
                                                       AMOUNT

U.S. TREASURY BILLS-0.13%

2.91%, 03/20/08 (Cost $174,731)(d)(e)                $  175,000         174,731
===============================================================================




6          AIM STRUCTURED VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------

MONEY MARKET FUNDS-1.26%

Liquid Assets Portfolio-Institutional Class(f)          835,515    $    835,515
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)                835,515         835,515
===============================================================================
     Total Money Market Funds (Cost $1,671,030)                       1,671,030
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.68% (Cost $138,579,976)                                  131,853,198
===============================================================================




INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-2.28%

Liquid Assets Portfolio-Institutional Class (Cost
  $3,009,660)(f)(g)                                   3,009,660       3,009,660
===============================================================================
TOTAL INVESTMENTS-101.95% (Cost $141,589,636)                       134,862,858
===============================================================================
OTHER ASSETS LESS LIABILITIES-(1.95)%                                (2,584,461)
===============================================================================
NET ASSETS-100.00%                                                 $132,278,397
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at February 29, 2008.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 6.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.


7          AIM STRUCTURED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008
(Unaudited)




ASSETS:

Investments, at value (Cost
  $136,908,946)*                         $130,182,168
-----------------------------------------------------
Investments in affiliated money market
  funds (Cost $4,680,690)                   4,680,690
=====================================================
     Total investments (Cost
       $141,589,636)                      134,862,858
=====================================================
Receivables for:
  Fund shares sold                            209,567
-----------------------------------------------------
  Dividends                                   285,647
-----------------------------------------------------
  Fund expenses absorbed                        6,321
-----------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             5,323
-----------------------------------------------------
Other assets                                   42,152
=====================================================
     Total assets                         135,411,868
_____________________________________________________
=====================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                       17,293
-----------------------------------------------------
  Collateral upon return of securities
     loaned                                 3,009,660
-----------------------------------------------------
  Variation margin                             36,225
-----------------------------------------------------
Trustee deferred compensation and
  retirement plans                              7,690
-----------------------------------------------------
Accrued distribution fees                         934
-----------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                  3,005
-----------------------------------------------------
Accrued transfer agent fees                     1,538
-----------------------------------------------------
Accrued operating expenses                     57,126
=====================================================
     Total liabilities                      3,133,471
=====================================================
Net assets applicable to shares
  outstanding                            $132,278,397
_____________________________________________________
=====================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $143,176,896
-----------------------------------------------------
Undistributed net investment income           805,329
-----------------------------------------------------
Undistributed net realized gain (loss)     (4,954,065)
-----------------------------------------------------
Unrealized appreciation (depreciation)     (6,749,763)
=====================================================
                                         $132,278,397
_____________________________________________________
=====================================================



NET ASSETS:

Class A                                  $  1,768,230
_____________________________________________________
=====================================================
Class B                                  $    530,534
_____________________________________________________
=====================================================
Class C                                  $    202,787
_____________________________________________________
=====================================================
Class R                                  $     11,584
_____________________________________________________
=====================================================
Institutional Class                      $129,765,262
_____________________________________________________
=====================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                       176,032
_____________________________________________________
=====================================================
Class B                                        52,879
_____________________________________________________
=====================================================
Class C                                        20,231
_____________________________________________________
=====================================================
Class R                                         1,154
_____________________________________________________
=====================================================
Institutional Class                        12,909,332
_____________________________________________________
=====================================================
Class A:
     Net asset value per share           $      10.04
-----------------------------------------------------
     Maximum offering price per share
       (Net asset value of $10.04 /
       94.50%)                           $      10.62
_____________________________________________________
=====================================================
Class B:
     Net asset value and offering
       price per share                   $      10.03
_____________________________________________________
=====================================================
Class C:
     Net asset value and offering
       price per share                   $      10.02
_____________________________________________________
=====================================================
Class R:
     Net asset value and offering
       price per share                   $      10.04
_____________________________________________________
=====================================================
Institutional Class:
     Net asset value and offering
       price per share                   $      10.05
_____________________________________________________
=====================================================




* At February 29, 2008, securities with an aggregate value of $2,801,020 were on loan to brokers.

See accompany Notes to Financial Statements which are an integral part of the financial statements.


8          AIM STRUCTURED VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended February 29, 2008
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                         $  1,775,733
----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending
  income of $5,715)                                                                     59,704
----------------------------------------------------------------------------------------------
Interest                                                                                 3,495
==============================================================================================
     Total investment income                                                         1,838,932
==============================================================================================


EXPENSES:

Advisory fees                                                                          413,960
----------------------------------------------------------------------------------------------
Administrative services fees                                                            24,863
----------------------------------------------------------------------------------------------
Custodian fees                                                                           5,669
----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                2,347
----------------------------------------------------------------------------------------------
  Class B                                                                                3,237
----------------------------------------------------------------------------------------------
  Class C                                                                                  938
----------------------------------------------------------------------------------------------
  Class R                                                                                   27
----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                     5,141
----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                     2,755
----------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                               10,310
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            27,408
----------------------------------------------------------------------------------------------
Professional services fees                                                              30,692
----------------------------------------------------------------------------------------------
Other                                                                                   15,242
==============================================================================================
     Total expenses                                                                    542,589
==============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)               (19,940)
==============================================================================================
     Net expenses                                                                      522,649
==============================================================================================
Net investment income                                                                1,316,283
==============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                             (4,596,204)
----------------------------------------------------------------------------------------------
  Futures contracts                                                                   (336,690)
==============================================================================================
                                                                                    (4,932,894)
==============================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                             (9,611,244)
----------------------------------------------------------------------------------------------
  Futures contracts                                                                    (33,663)
==============================================================================================
                                                                                    (9,644,907)
==============================================================================================
Net realized and unrealized gain (loss)                                            (14,577,801)
==============================================================================================
Net increase (decrease) in net assets resulting from operations                   $(13,261,518)
______________________________________________________________________________________________
==============================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


9          AIM STRUCTURED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 29, 2008 and the year ended August 31, 2007 (Unaudited)



                                                                         FEBRUARY 29,     AUGUST 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                  $  1,316,283    $  1,572,273
-----------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (4,932,894)      2,725,104
-----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     (9,644,907)      2,825,764
=====================================================================================================
     Net increase (decrease) in net assets resulting from operations      (13,261,518)      7,123,141
=====================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                     (18,419)         (6,110)
-----------------------------------------------------------------------------------------------------
  Class B                                                                      (1,111)             --
-----------------------------------------------------------------------------------------------------
  Class C                                                                        (332)             --
-----------------------------------------------------------------------------------------------------
  Class R                                                                         (78)         (2,292)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (1,688,483)       (542,391)
=====================================================================================================
     Total distributions from net investment income                        (1,708,423)       (550,793)
=====================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                     (36,397)           (786)
-----------------------------------------------------------------------------------------------------
  Class B                                                                     (12,343)           (625)
-----------------------------------------------------------------------------------------------------
  Class C                                                                      (3,686)           (443)
-----------------------------------------------------------------------------------------------------
  Class R                                                                        (211)           (432)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      (2,625,170)        (55,158)
=====================================================================================================
     Total distributions from net realized gains                           (2,677,807)        (57,444)
=====================================================================================================
     Decrease in net assets resulting from distributions                   (4,386,230)       (608,237)
=====================================================================================================
Share transactions-net:
  Class A                                                                     (10,607)      1,107,095
-----------------------------------------------------------------------------------------------------
  Class B                                                                    (112,792)       (169,271)
-----------------------------------------------------------------------------------------------------
  Class C                                                                      71,559        (557,889)
-----------------------------------------------------------------------------------------------------
  Class R                                                                       2,930        (707,324)
-----------------------------------------------------------------------------------------------------
  Institutional Class                                                      12,149,118      55,246,248
=====================================================================================================
     Net increase in net assets resulting from share transactions          12,100,208      54,918,859
=====================================================================================================
     Net increase (decrease) in net assets                                 (5,547,540)     61,433,763
=====================================================================================================


NET ASSETS:

  Beginning of period                                                     137,825,937      76,392,174
=====================================================================================================
  End of period (including undistributed net investment income of
     $805,329 and $1,197,469, respectively)                              $132,278,397    $137,825,937
_____________________________________________________________________________________________________
=====================================================================================================




See accompany Notes to Financial Statements which are an integral part of the financial statements.


10          AIM STRUCTURED VALUE FUND

NOTES TO FINANCIAL STATEMENTS

February 29, 2008
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.


11          AIM STRUCTURED VALUE FUND

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


12          AIM STRUCTURED VALUE FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                           RATE
------------------------------------------------------------------
First $250 million                                          0.60%
------------------------------------------------------------------
Next $250 million                                           0.575%
------------------------------------------------------------------
Next $500 million                                           0.55%
------------------------------------------------------------------
Next $1.5 billion                                           0.525%
------------------------------------------------------------------
Next $2.5 billion                                           0.50%
------------------------------------------------------------------
Next $2.5 billion                                           0.475%
------------------------------------------------------------------
Next $2.5 billion                                           0.45%
------------------------------------------------------------------
Over $10 billion                                            0.425%
__________________________________________________________________
==================================================================




  Under the terms of a master sub-advisory agreement between Invesco Aim and Invesco Institutional (N.A.), Inc., Invesco Aim pays Invesco Institutional (N.A.), Inc. 40% of the amount of Invesco Aim's compensation on the sub-advised assets.

  Under the terms of a new master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2008, to waive advisory fees in an amount equal to 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

  For the six months ended February 29, 2008, the Advisor waived advisory fees of $12,017 and reimbursed class level expenses of $3,424, $1,180, $342, $20 and $2,755 for expenses of Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 29, 2008, Invesco reimbursed expenses of the Fund in the amount of $27.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 29, 2008, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.


13          AIM STRUCTURED VALUE FUND

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2008, IADI advised the Fund that IADI retained $1,054 in front-end sales commissions from the sale of Class A shares and $0, $101, $46 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2008, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $175.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended February 29, 2008, the Fund paid legal fees of $597 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company ("SSB"), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

  Additionally, the Fund participates in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by Invesco Aim, which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended February 29, 2008, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

NOTE 6--FUTURES CONTRACTS

On February 29, 2008, U.S. Treasury obligations with a value of $174,731 were pledged as collateral to cover margin requirements for open futures contracts.

                                       OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                      NUMBER OF        MONTH/           VALUE        APPRECIATION
CONTRACT                                              CONTRACTS      COMMITMENT       02/29/08      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500                                            21        Mar.-08/Long     $1,397,865        $(22,985)
__________________________________________________________________________________________________________________
==================================================================================================================



NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of August 31, 2007.


14          AIM STRUCTURED VALUE FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2008 was $67,631,337 and $58,779,832, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

        UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                        $  7,997,457
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                       (14,729,740)
==============================================================================================
Net unrealized appreciation (depreciation) of investment securities               $ (6,732,283)
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $141,595,141.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                FEBRUARY 29, 2008(a)            AUGUST 31, 2007
                                                             -------------------------     -------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       37,678     $   403,171       198,849     $ 2,334,302
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,973          21,049        67,041         772,625
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        8,090          88,217        26,613         319,489
--------------------------------------------------------------------------------------------------------------------
  Class R                                                          243           2,641           761           8,952
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          884,143       9,795,581     5,067,304      58,701,761
====================================================================================================================

Issued as reinvestment of dividends:
  Class A                                                        4,851          52,629           607           6,896
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        1,222          13,260            55             619
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          345           3,735            38             439
--------------------------------------------------------------------------------------------------------------------
  Class R                                                           26             289           240           2,724
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          397,571       4,313,653        52,555         597,549
====================================================================================================================

Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,212          13,081         6,602          76,276
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,214)        (13,081)       (6,621)        (76,276)
====================================================================================================================

Reacquired:
  Class A                                                      (44,073)       (479,488)     (111,705)     (1,310,379)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (12,371)       (134,020)      (73,167)       (866,239)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,983)        (20,393)      (73,659)       (877,817)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                           --              --       (60,117)       (719,000)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (180,267)     (1,960,116)     (345,649)     (4,053,062)
====================================================================================================================
                                                             1,097,446     $12,100,208     4,749,747     $54,918,859
____________________________________________________________________________________________________________________
====================================================================================================================



(a) 91% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


15          AIM STRUCTURED VALUE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                                        --------------------------------------------------
                                                                                            MARCH 31, 2006
                                                                                             (COMMENCEMENT
                                                        SIX MONTHS ENDED     YEAR ENDED        DATE) TO
                                                          FEBRUARY 29,       AUGUST 31,       AUGUST 31,
                                                              2008              2007             2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.40            $10.44           $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.09              0.14             0.20
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                              (1.13)             0.89             0.24
==========================================================================================================
     Total from investment operations                         (1.04)             1.03             0.44
==========================================================================================================
Less distributions:
  Dividends from net investment income                        (0.11)            (0.06)              --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.21)            (0.01)              --
==========================================================================================================
     Total distributions                                      (0.32)            (0.07)              --
==========================================================================================================
Net asset value, end of period                               $10.04            $11.40           $10.44
__________________________________________________________________________________________________________
==========================================================================================================
     Total return(b)                                          (9.31)%            9.80%            4.40%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $1,768            $2,011           $  856
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.01%(c)          1.01%            1.03%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.39%(c)          1.36%            5.80%(d)
==========================================================================================================
Ratio of net investment income to average net assets           1.65%(c)          1.17%            4.59%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                       43%               62%               5%
__________________________________________________________________________________________________________
==========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $1,888,035.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



16          AIM STRUCTURED VALUE FUND

                                                                              CLASS B
                                                        --------------------------------------------------
                                                                                            MARCH 31, 2006
                                                                                             (COMMENCEMENT
                                                        SIX MONTHS ENDED     YEAR ENDED        DATE) TO
                                                          FEBRUARY 29,       AUGUST 31,       AUGUST 31,
                                                              2008              2007             2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.35            $10.40           $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.05              0.05             0.16
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                              (1.14)             0.91             0.24
==========================================================================================================
     Total from investment operations                         (1.09)             0.96             0.40
==========================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)               --               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.21)            (0.01)              --
==========================================================================================================
     Total distributions                                      (0.23)            (0.01)              --
==========================================================================================================
Net asset value, end of period                               $10.03            $11.35           $10.40
__________________________________________________________________________________________________________
==========================================================================================================
     Total return(b)                                          (9.73)%            9.20%            4.00%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $  531            $  718           $  790
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.76%(c)          1.76%            1.78%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.14%(c)          2.11%            6.55%(d)
==========================================================================================================
Ratio of net investment income to average net assets           0.90%(c)          0.42%            3.84%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                       43%               62%               5%
__________________________________________________________________________________________________________
==========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $650,940.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.



17          AIM STRUCTURED VALUE FUND

                                                                              CLASS C
                                                        --------------------------------------------------
                                                                                            MARCH 31, 2006
                                                                                             (COMMENCEMENT
                                                        SIX MONTHS ENDED     YEAR ENDED        DATE) TO
                                                          FEBRUARY 29,       AUGUST 31,       AUGUST 31,
                                                              2008              2007             2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.33            $10.40           $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.05              0.05             0.16
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                              (1.13)             0.89             0.24
==========================================================================================================
     Total from investment operations                         (1.08)             0.94             0.40
==========================================================================================================
Less distributions:
  Dividends from net investment income                        (0.02)               --               --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.21)            (0.01)              --
==========================================================================================================
     Total distributions                                      (0.23)            (0.01)              --
==========================================================================================================
Net asset value, end of period                               $10.02            $11.33           $10.40
__________________________________________________________________________________________________________
==========================================================================================================
     Total return(b)                                          (9.66)%            9.01%            4.00%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $  203            $  156           $  632
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.76%(c)          1.76%            1.78%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.14%(c)          2.11%            6.55%(d)
==========================================================================================================
Ratio of net investment income to average net assets           0.90%(c)          0.42%            3.84%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                       43%               62%               5%
__________________________________________________________________________________________________________
==========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $188,668.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              CLASS R
                                                        --------------------------------------------------
                                                                                            MARCH 31, 2006
                                                                                             (COMMENCEMENT
                                                        SIX MONTHS ENDED     YEAR ENDED        DATE) TO
                                                          FEBRUARY 29,       AUGUST 31,       AUGUST 31,
                                                              2008              2007             2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.38            $10.42           $10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.07              0.11             0.18
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                              (1.12)             0.90             0.24
==========================================================================================================
     Total from investment operations                         (1.05)             1.01             0.42
==========================================================================================================
Less distributions:
  Dividends from net investment income                        (0.08)            (0.04)              --
----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.21)            (0.01)              --
==========================================================================================================
     Total distributions                                      (0.29)            (0.05)              --
==========================================================================================================
Net asset value, end of period                               $10.04            $11.38           $10.42
__________________________________________________________________________________________________________
==========================================================================================================
     Total return(b)                                          (9.39)%            9.65%            4.20%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $   12            $   10           $  625
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.26%(c)          1.26%            1.28%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.64%(c)          1.61%            6.05%(d)
==========================================================================================================
Ratio of net investment income to average net assets           1.40%(c)          0.92%            4.34%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                       43%               62%               5%
__________________________________________________________________________________________________________
==========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,800.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


18          AIM STRUCTURED VALUE FUND

                                                                       INSTITUTIONAL CLASS
                                                        -------------------------------------------------
                                                                                              YEAR ENDED
                                                                                            (COMMENCEMENT
                                                        SIX MONTHS ENDED     YEAR ENDED        DATE) TO
                                                          FEBRUARY 29,       AUGUST 31,       AUGUST 31,
                                                              2008              2007             2006
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  11.43          $  10.45         $ 10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.10              0.17            0.21
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                               (1.13)             0.89            0.24
=========================================================================================================
     Total from investment operations                          (1.03)             1.06            0.45
=========================================================================================================
Less distributions:
  Dividends from net investment income                         (0.14)            (0.07)             --
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.21)            (0.01)             --
=========================================================================================================
     Total distributions                                       (0.35)            (0.08)             --
=========================================================================================================
Net asset value, end of period                              $  10.05          $  11.43         $ 10.45
_________________________________________________________________________________________________________
=========================================================================================================
     Total return(b)                                           (9.22)%           10.13%           4.50%
_________________________________________________________________________________________________________
=========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $129,765          $134,931         $73,488
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.75%(c)          0.75%           0.77%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.77%(c)          0.94%           5.50%(d)
=========================================================================================================
Ratio of net investment income to average net assets            1.91%(c)          1.43%           4.85%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        43%               62%              5%
_________________________________________________________________________________________________________
=========================================================================================================




(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $136,006,506.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES



  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-
1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred

19          AIM STRUCTURED VALUE FUND
to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.


20          AIM STRUCTURED VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
       A           $1,000.00       $906.90        $4.79       $1,019.84       $5.07        1.01%
--------------------------------------------------------------------------------------------------
       B            1,000.00        904.40         8.33        1,016.11        8.82        1.76
--------------------------------------------------------------------------------------------------
       C            1,000.00        903.40         8.33        1,016.11        8.82        1.76
--------------------------------------------------------------------------------------------------
       R            1,000.00        906.10         5.97        1,018.60        6.32        1.26
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


21          AIM STRUCTURED VALUE FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on           the sub-advisory agreement and the         sub-advisory fee rate, as well as
December 12-13, 2007, the Board of      credentials and experience of the          other relevant factors, the Board
Trustees of AIM Counselor Series        officers and employees of the Affiliated   concluded that the Fund's
Trust (the "Board"), including a        Sub-Advisors who will provide these        sub-advisory fees were fair and
majority of the independent trustees,   services. The Board concluded that the     reasonable.
voting separately, approved the         nature, extent and quality of the
sub-advisory agreement for AIM          services to be provided by the                D. Financial Resources of the
Structured Value Fund (the "Fund"),     Affiliated Sub-Advisors were                     Affiliated Sub-Advisors
effective on or about May 1, 2008. In   appropriate. The Board noted that the
so doing, the Board determined that     Affiliated Sub-Advisors, which have        The Board considered whether each
the sub-advisory agreement is in the    offices and personnel that are             Affiliated Sub-Advisor is financially
best interests of the Fund and its      geographically dispersed in financial      sound and has the resources necessary
shareholders and that the               centers around the world, have been        to perform its obligations under the
compensation to AIM Funds Management    formed in part for the purpose of          sub-advisory agreement, and concluded
Inc., (AIM Funds Management Inc.        researching and compiling information      that each Affiliated Sub-Advisor has
anticipates changing its name to        and making recommendations on the          the financial resources necessary to
Invesco Trimark Investment Management   markets and economies of various           fulfill these obligations.
Inc. on or prior to December 31,        countries and securities of companies
2008), Invesco Asset Management         located in such countries or on various
Deutschland, GmbH, Invesco Asset        types of investments and investment
Management Limited, Invesco Asset       techniques, and providing investment
Management (Japan) Limited, Invesco     advisory services. The Board concluded
Australia Limited, Invesco Global       that the sub-advisory agreement will
Asset Management (N.A.), Inc.,          benefit the Fund and its shareholders by
Invesco Hong Kong Limited, Invesco      permitting Invesco Aim to utilize the
Institutional (N.A.), Inc., and         additional resources and talent of the
Invesco Senior Secured Management,      Affiliated Sub-Advisors in managing the
Inc. (collectively, the "Affiliated     Fund.
Sub-Advisors") under the sub-advisory
agreement is fair and reasonable.          B. Fund Performance

   The independent trustees met         The Board did view Fund performance as a
separately during their evaluation of   relevant factor in considering whether
the sub-advisory agreement with         to approve the sub-advisory agreement
independent legal counsel from whom     for the Fund, as one of the Affiliated
they received independent legal         Sub-Advisors currently serves as the
advice, and the independent trustees    sub-advisor to the Fund. The Board noted
also received assistance during their   that the Fund has not been in operation
deliberations from the independent      for a full calendar year. The Board also
Senior Officer, a full-time officer     considered the steps Invesco Aim has
of the AIM Funds who reports directly   taken over the last several years to
to the independent trustees. The        improve the quality and efficiency of
sub-advisory agreement was considered   the services that Invesco Aim provides
separately for the Fund, although the   to the AIM Funds. The Board concluded
Board also considered the common        that Invesco Aim continues to be
interests of all of the AIM Funds in    responsive to the Board's focus on fund
their deliberations. The Board          performance.
comprehensively considered all of the
information provided to them and did       C. Sub-Advisory Fees
not identify any particular factor
that was controlling. Furthermore,      The Board considered the services to be
each trustee may have evaluated the     provided by the Affiliated Sub-Advisors
information provided differently from   pursuant to the sub-advisory agreement
one another and attributed different    and the services to be provided by
weight to the various factors.          Invesco Aim pursuant to the Fund's
                                        advisory agreement, as well as the
   Set forth below is a discussion of   allocation of fees between Invesco Aim
the material factors and related        and the Affiliated Sub-Advisors pursuant
conclusions that formed the basis for   to the sub-advisory agreement. The Board
the Board's approval of the             noted that the sub-advisory fees have no
sub-advisory agreement for the Fund.    direct effect on the Fund or its
                                        shareholders, as they are paid by
   A. Nature, Extent and Quality of     Invesco Aim to the Affiliated
Services to be Provided by the          Sub-Advisors, and that Invesco Aim and
Affiliated Sub-Advisors                 the Affiliated Sub-Advisors are
                                        affiliates. After taking account of the
   The Board reviewed the services to   Fund's contractual
be provided by the Affiliated
Sub-Advisors under


22   AIM STRUCTURED VALUE FUND

PROXY RESULTS

A Special Meeting of Shareholders of AIM Structured Value Fund, an investment portfolio of AIM Counselor Series Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The meeting was held for the following purposes:

(1) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc., Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

    The results of the voting on the above matter were as follows:


                                                                                           WITHHELD/       BROKER
     MATTER                                                 VOTES FOR    VOTES AGAINST    ABSTENTIONS    NON-VOTES
------------------------------------------------------------------------------------------------------------------
(1)  Approve a new sub-advisory agreement between
     Invesco Aim Advisors, Inc. and each of AIM Funds
     Management, Inc., Invesco Asset Management
     Deutschland, GmbH; Invesco Asset Management
     Limited; Invesco Asset Management (Japan) Limited;
     Invesco Australia Limited; Invesco Global Asset
     Management (N.A.), Inc.; Invesco Hong Kong
     Limited; Invesco Institutional (N.A.), Inc.; and
     Invesco Senior Secured Management, Inc. ..........    12,295,876          0               0           39,096



Other proposals, including election of trustees, were adjourned until March 28, 2008. Results from the adjourned meeting will be reflected in the next report to shareholders.


23          AIM STRUCTURED VALUE FUND

Supplement to Semiannual Report dated 2/29/08

AIM STRUCTURED VALUE FUND

                                                   =====================================
INSTITUTIONAL CLASS SHARES                         AVERAGE ANNUAL TOTAL RETURNS               Had the advisor not waived fees and/or
                                                                                           reimbursed expenses, performance would
The following information has been prepared to     For periods ended 2/29/08               have been lower.
provide Institutional Class shareholders with a
performance overview specific to their holdings.   Inception (3/31/06)             2.31%      Please note that past performance is
Institutional Class shares are offered              1 Year                        -8.34    not indicative of future results. More
exclusively to institutional investors,             6 Months*                     -9.22    recent returns may be more or less than
including defined contribution plans that meet                                             those shown. All returns assume
certain criteria.                                  AVERAGE ANNUAL TOTAL RETURNS            reinvestment of distributions at NAV.
                                                                                           Investment return and principal value
                                                   For periods ended 12/31/07, most        will fluctuate so your shares, when
                                                   recent calendar quarter-end             redeemed, may be worth more or less than
                                                                                           their original cost. See full report for
                                                   Inception (3/31/06)             7.44%   information on comparative benchmarks.
                                                    1 Year                        -0.49    Please consult your Fund prospectus for
                                                    6 Months*                     -5.74    more information. For the most current
                                                                                           month-end performance, please call
                                                   *  Cumulative total return that has     800-451-4246 or visit invescoaim.com.
                                                      not been annualized
                                                   =====================================   1  Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
                                                   Institutional Class shares have no         expense reimbursements by the advisor
                                                   sales charge; therefore, performance       in effect through at least June 30,
                                                   is at net asset value (NAV).               2008. See current prospectus for more
                                                   Performance of Institutional Class         information.
                                                   shares will differ from performance
                                                   of other share classes primarily due
                                                   to differing sales charges and class
                                                   expenses.

                                                      The net annual Fund operating
                                                   expense ratio set forth in the most
                                                   recent Fund prospectus as of the date
                                                   of this supplement for Institutional
                                                   Class shares was 0.75.(1) The total
                                                   annual Fund operating expense ratio
                                                   set forth in the most recent Fund
                                                   prospectus as of the date of this
                                                   supplement for Institutional Class
                                                   shares was 0.94%. The expense ratios
                                                   presented above may vary from the
                                                   expense ratios presented in other
                                                   sections of the actual report that
                                                   are based on expenses incurred during
                                                   the period covered by the report.

Over for information on your Fund's expenses.

========================================================================================
THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
========================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                                  [INVESCO AIM LOGO]
invescoaim.com   SVAL-INS-2   Invesco Aim Distributors, Inc.                                                       - SERVICE MARK -

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007, through February 29, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


--------------------------------------------------------------------------------------------------
                                                                   HYPOTHETICAL
                                                             (5% ANNUAL RETURN BEFORE
                                          ACTUAL                     EXPENSES)
                                ------------------------------------------------------
                   BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                 ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
     CLASS         (09/01/07)   (02/29/08)(1)   PERIOD(2)     (02/29/08)    PERIOD(2)      RATIO
--------------------------------------------------------------------------------------------------
 Institutional     $1,000.00       $907.80        $3.56       $1,021.13       $3.77        0.75%
--------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period September 1, 2007, through February 29, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.


          AIM STRUCTURED VALUE FUND

========================================================================================================================

EDELIVERY
INVESCOAIM.COM/EDELIVERY

REGISTER FOR EDELIVERY - eDelivery is the process of receiving your fund and account information via e-mail. Once your quarterly statements, tax forms, fund reports, and prospectuses are available, we will send you an e-mail notification containing links to these documents. For security purposes, you will need to log in to your account to view your statements and tax forms.

WHY SIGN UP?                                                   HOW DO I SIGN UP?

Register for eDelivery to:                                     It's easy. Just follow these simple steps:

-    save your Fund the cost of printing and postage.          1.   Log in to your account.

-    reduce the amount of paper you receive.                   2.   Click on the "Service Center" tab.

-    gain access to your documents faster by not waiting for   3.   Select "Register for eDelivery" and complete the
     the mail.                                                      consent process.

-    view your documents online anytime at your convenience.

- save the documents to your personal computer or print them out for your records.

This service is provided by Invesco Aim Investment Services,
 Inc.

========================================================================================================================

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.
Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are
811-09913 and 333-36074.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June
30, 2007, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

If used after July 20, 2008, this report must be
accompanied by a Fund fact sheet or Invesco Aim
Quarterly Performance Review for the most recent
quarter-end. Invesco Aim--SERVICE MARK-- is a service
mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc.,
Invesco Aim Private Asset Management, Inc. and Invesco
PowerShares Capital Management LLC are the investment
advisors for the products and services represented by
Invesco Aim; they each provide investment advisory
services to individual and institutional clients and do
not sell securities. Invesco Institutional (N.A.), Inc.,
Invesco Senior Secured Management, Inc., Invesco Global
Asset Management (N.A.), Inc., AIM Funds Management Inc.
(DBA AIM Trimark Investments), Invesco Asset Management
(Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated
investment advisors that serve as the subadvisor for
some of the products and services represented by Invesco                                     [INVESCO AIM LOGO]
Aim. AIM Funds Management Inc. anticipates changing its                                      - SERVICE MARK -
name to Invesco Trimark Investment Management Inc. (DBA
Invesco Trimark) on or prior to Dec. 31, 2008. Invesco
Aim Distributors, Inc. is the distributor for the retail
mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco
Aim. All entities are indirect, wholly owned
subsidiaries of Invesco Ltd.                               invescoaim.com   SVAL-SAR-1    Invesco Aim Distributors, Inc.

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 8, 2008


By: /s/ Sidney M. Dilgren
    --------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 8, 2008

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.